VANGUARD TAX-MANAGED FUNDS(R)

ANNUAL REPORT DECEMBER 31, 2000

INCLUDED WITHIN THIS REPORT:

VANGUARD TAX-MANAGED BALANCED FUND
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
VANGUARD TAX-MANAGED SMALL-CAP FUND
VANGUARD TAX-MANAGED INTERNATIONAL FUND

MEMBER OF THE VANGUARD GROUP(R)

SOME LESSONS
FROM 2000

Although the year 2000 was a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:

     **THINGS CHANGE. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.

     **DIVERSIFICATION MATTERS. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.

     **PERSPECTIVE IS PARAMOUNT. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure, and you'll avoid making emotion-driven mistakes.

SUMMARY

* The returns of the Vanguard Tax-Managed Funds varied widely in 2000, reflecting the poor results provided by large- capitalization stocks and international investments and the solid returns available from small-caps and bonds.

* Our funds were extremely tax-efficient during 2000, as they have been since their inceptions.

* In the U.S. stock market, the sharp declines in technology issues dragged down returns of many market indexes.

CONTENTS

 1 Letter from the Chairman
10 Fund Profiles
16 Glossary of Investment Terms
18 Performance Summaries
26 Financial Statements
40 Report of Independent Accountants

LETTER
 FROM THE CHAIRMAN

Fellow Shareholder,

Large-capitalization stocks and international stocks suffered through a difficult 2000, but small-cap stocks and bonds provided solid returns. The returns of the five vanguard tax-managed funds reflected the wide range of returns provided by the financial markets during the 12 months ended December 31, 2000.

2000 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
TAX-MANAGED BALANCED FUND                                                  -0.5%
Average Balanced Fund*                                                      1.5
Balanced Composite Index**                                                  0.6
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND                                         -9.0%
Average Large-Cap Core Fund*                                               -9.0
S&P 500 Index                                                              -9.1
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND                                     -10.1%
Average Multi-Cap Core Fund*                                               -3.0
Russell 1000 Index                                                         -7.8
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND                                                 13.4%
Average Small-Cap Core Fund*                                                5.1
S&P SmallCap 600 Index                                                     11.8
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND                                            -14.3%
Average International Fund*                                               -15.6
MSCI EAFE Index                                                           -14.0
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc. For the average  balanced  fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund                                         -9.0%
Tax-Managed Capital Appreciation Fund                                     -10.1
Tax-Managed Small-Cap Fund                                                 13.5
--------------------------------------------------------------------------------

     The adjacent table compares our funds' total returns (capital change plus reinvested dividends) with those of their average mutual fund peers and their unmanaged benchmark indexes. As you can see, the Tax-Managed Small-Cap and International Funds provided returns that outpaced those of similar funds, while the Tax-Managed Balanced and Capital Appreciation Funds came up short versus their peers. The Tax-Managed Growth and Income Fund's return matched the average return of its peers. The table also presents the returns for the Institutional Shares for three of our funds, which are available for minimum investments of $10 million.

     As you should expect, our funds were again very tax-efficient during 2000, as they have been since we created the first of them more than six years ago. None of our funds distributed net capital gains during the year. In fact, the funds have never made capital gains distributions. On page 5 you'll find an examination of our after-tax performance--we urge you to review it.

     Per-share figures for each fund, including net asset values and income dividends, are presented in the table on page 9.

FINANCIAL MARKETS IN REVIEW

The year 2000 was in many ways the flip side of its predecessor. The pace of economic growth slowed instead of accelerating as the year progressed, the broad U.S. stock market fell instead of soaring, "dot-com" changed from a magic formula to near-poison among investors, value stocks outpaced their growth counterparts, and bonds--the downtrodden asset class of 1999--provided the best returns.

MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2000

                                                 ONE         THREE          FIVE
                                                YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                     -9.1%         12.3%         18.3%
Russell 2000 Index (Small-caps)                -3.0           4.6          10.3
Wilshire 5000 Index (Entire market)           -11.0          10.7          16.7
MSCI EAFE Index (International)               -14.0           9.6           7.4
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)    11.6%          6.4%          6.5%
Lehman 10 Year Municipal Bond Index            10.8           5.3           5.9
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                       6.0           5.2           5.2
================================================================================
CPI
Consumer Price Index                            3.4%          2.6%          2.5%
--------------------------------------------------------------------------------

     Interestingly, 2000 started off looking a lot like 1999. In February, the U.S. economy reached its record-breaking ninth year of growth uninterrupted by a recession, and gross domestic product grew at an annual pace of 4.8% in the first quarter. In March, broad stock market indexes were pushed to all-time highs, fueled by the skyrocketing prices of growth stocks, particularly in the technology sector.

     Then came an abrupt reversal. The technology-dominated Nasdaq Composite Index fell -;34% in the five weeks after its March high. And despite many interim rallies the Nasdaq returned -38.7% for the 12 months, having fallen -;51% from its peak in March to the year-end.

     The overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, recorded its first negative return since 1994 and its worst calendar-year performance since 1974.

     Several factors were at work in the markets. High energy prices raised the specter of inflation and cut into profits for some industries. A stronger U.S.
dollar threatened corporate profits from foreign operations. And the Federal Reserve Board's series of interest rate boosts--implemented from mid-1999 through May 2000 to counter inflationary pressures--began to have their intended effect in slowing the pace of economic growth. Indeed, by year-end, markets were expecting the Fed to begin reducing rates to keep the slowdown from turning into a recession. (The Fed acted on January 3, 2001, cutting short-term interest rates by 0.5 percentage point.)

     Investors worried that a slower economy, combined with the boom in capital investment in recent years, would result in significant overcapacity in many industries. Many believed that companies would find it hard to sustain earnings growth in this environment. And, in fact, by late 2000, hundreds of companies were reporting earnings that failed to meet the lofty expectations built into their share prices. Technology and telecommunications stocks, whose prices had reflected the highest levels of optimism, were the hardest hit.

--------------------------------------------------------------------------------
TECHNOLOGY AND TELECOMMUNICATIONS STOCKS WERE THE HARDEST HIT.
--------------------------------------------------------------------------------

SOME STOCKS SURGE

Amid the declines, the stock market also had its success stories. The big winners in 2000 were in health care, utilities (except for telecommunications firms), energy, and financial services. After five years as outcasts, many value stocks--those with relatively low prices in relation to earnings, book value, dividends, and other financial measures--far outperformed their growth counterparts and posted solid positive returns. The value stocks within the Standard & Poor's 500 Index returned 6.1% for the year, while the growth stocks within the index fell -22.1%. When results are sorted by market capitalization, mid-cap stocks did the best overall (the S&P MidCap 400 Index returned 17.5%), followed by small-cap stocks.

     Oddly,  by certain  measures,  2000 was a better year for stocks than 1999:
Almost 47% of the stocks in the Russell 3000 Index, for example, had positive returns, compared with about 45% the previous year. However, most market indexes are weighted according to market capitalization, so the declines of very large stocks had a much bigger influence on index returns than did the gains of smaller stocks. In 1999, the oversized gains for some of those same large stocks skewed results in the other direction.

BONDS SHINE

High-quality bonds benefited from their status as a haven from stock market volatility and from a belief that the slower economy would forestall inflation.

     Also helping bond prices was shrinkage in the supply of securities issued by the U.S. Treasury and many state and local governments, as budget surpluses reduced the need for them to borrow. Bond-price increases, combined with interest income, resulted in double-digit returns for longer-duration Treasury, agency, and mortgage-backed bonds. Bond yields, of course, move in the opposite direction from prices. The yield of the 30-year Treasury

--------------------------------------------------------------------------------
HIGH-QUALITY BONDS BENEFITED FROM THEIR STATUS AS A HAVEN FROM STOCK MARKET VOLATILITY.
--------------------------------------------------------------------------------
                                       3
bond fell 102 basis points (1.02 percentage points) during the year to 5.46% by December 31; the 10-year Treasury yield fell 133 basis points to 5.11%. Municipal bonds performed well during the year, aided in part by a decline in new issuance. Muni yields fell over the course of 2000, but their drop was not as sharp as the decline in Treasury rates.

2000 PERFORMANCE OVERVIEW

As noted earlier, the absolute returns provided by our funds cut across a wide range. On a relative basis, our performance was also mixed.

     VANGUARD TAX-MANAGED BALANCED FUND'S assets are split roughly in half, with just over 50% invested in high-quality, tax-exempt municipal bonds, and the remainder in large, growth-oriented stocks. (To preserve the tax exemption for the interest we earn on our bonds, we must invest at least half of our assets in muni bonds. Municipal bonds accounted on average for about 52% of our assets in 2000.)

--------------------------------------------------------------------------------
THE PERFORMANCE GAP BETWEEN GROWTH AND VALUE STOCKS DURING 2000 WAS STAGGERING.
--------------------------------------------------------------------------------

     It's important to note that although our fund invests in municipal bonds, the average balanced mutual fund invests in taxable bonds, which offer higher pre-tax yields than munis. As a result, this competitive group's pre-tax returns are tough for our fund to match.

     The growth emphasis within the stock portion of the fund, which is designed to minimize dividend income--and thus taxable distributions-- was a detriment to our performance during 2000. The fund's stock portion emphasizes the lower-yielding securities within the Russell 1000 Index, which comprises the 1,000 largest U.S. stocks. The performance gap between the index's growth and value stocks during 2000 was staggering: The growth stocks within the index returned -22.4% while the index's value stocks returned 7.0%.

     VANGUARD TAX-MANAGED GROWTH AND INCOME FUND earned a return that was disappointing on an absolute basis, but was in line with its target index, the S&P 500 Index, and its average peer.

     Like the stock portion of the Balanced Fund, VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND emphasizes the growth stocks within the Russell 1000 Index. This emphasis hurt our performance in 2000, just as it helped our results over the past several years, when growth stocks led the market. (In 1999, the Russell 1000 Index's growth stocks outperformed the index's value stocks by about 26 percentage points.) Over short periods, our tilt toward lower-yielding stocks will result in differences between our returns and those of the broader Russell 1000 Index. However, over long periods, we expect that our returns will be similar to those of the Russell 1000.

     VANGUARD TAX-MANAGED SMALL-CAP AND INTERNATIONAL FUNDS, which completed their first full years, provided widely different absolute returns that reflected the market segments in which each invests. However, both funds performed well on a relative basis, outperforming their average peers.

A LOOK AT TAX EFFICIENCY

Because one of the main goals of the Vanguard Tax-Managed Funds is to maximize after-tax total returns, we present an examination of how our funds have fared in our quest to allow shareholders to keep as much of the funds' returns as possible.

     We believe that minimizing the cost of investing is a key to long-term success. And the cost of taxes on fund distributions can be significant. The table below presents our pre-tax and after-tax returns and compares them with the average returns of a group of similar funds. Overall, our funds were more tax-efficient than their peers during 2000, just as they have been since their inceptions.

PRE-TAX AND AFTER-TAX                            PERIODS ENDED DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURNS


                           ONE YEAR        FIVE YEARS       SINCE INCEPTION*
                        --------------------------------------------------------
                     PRE-TAX  AFTER-TAX  PRE-TAX AFTER-TAX  PRE-TAX   AFTER-TAX
--------------------------------------------------------------------------------
Tax-Managed
 Balanced Fund        -0.5%       -0.6%    11.9%     11.8%    12.9%       12.8%
Average Domestic
 Hybrid Fund**         2.1        -0.4     10.9       8.1        --         --
--------------------------------------------------------------------------------
Tax-Managed Growth
 and Income Fund      -9.0%       -9.4%    18.4%     17.8%    19.9%       19.2%
Tax-Managed Capital
 Appreciation Fund   -10.1       -10.3     18.8      18.5     20.0        19.7
Average Large
 Blend Fund**         -7.0        -8.6     16.0      13.6        --         --
--------------------------------------------------------------------------------
Tax-Managed Small-Cap
 Fund                 13.4%       13.2%      --        --     22.5%       22.3%
Average Small Blend
 Fund**               12.8         9.7       --        --        --         --
--------------------------------------------------------------------------------
Tax-Managed
 International Fund  -14.3%      -14.7%      --        --      2.1%        1.7%
Average Foreign
 Stock Fund**        -15.7       -17.7       --        --        --         --
--------------------------------------------------------------------------------
* For the Balanced, Growth and Income, and Capital Appreciation Funds, September 6, 1994; for the Small-Cap Fund, March 25, 1999; for the International Fund, August 17, 1999.

** Based on data from Morningstar, Inc. Elsewhere in this report, returns for comparable funds are derived from data provided by Lipper Inc., which may differ somewhat.

--------------------------------------------------------------------------------
A  NOTE  ABOUT  OUR   CALCULATIONS:   Pre-tax  total  returns  assume  that  all
distributions received (income dividends, short-term capital gains, and long-term capital gains) are reinvested in new shares, while our after-tax returns assume that distributions are reduced by any taxes owed on them before reinvestment. When calculating the taxes due, we used the highest individual federal income tax rates at the time of the distributions. Those rates are currently 39.6% for dividends and short-term capital gains and 20% for long-term capital gains. The calculation does not account for state and local income taxes, nor does it take into consideration any tax adjustments that a shareholder may claim for foreign taxes paid by the fund. The competitive group returns provided by Morningstar are calculated in a manner consistent with that used for Vanguard funds.

(C) 2001 by Morningstar(R), Inc. All rights reserved. Average return information for comparative fund groups is proprietary information of Morningstar, Inc. It may not be copied or redistributed, and it may only be used for noncommercial, personal purposes. Morningstar does not warrant that this information is accurate, correct, complete, or timely, and Morningstar is not responsible for investment decisions, damages, or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc., has not consented to be considered or deemed an "expert" under the Securities Act of 1933.

     Ideally, a tax-efficient fund preserves a high percentage of a fund's positive pre-tax return. Moreover, during a year like 2000, a tax-managed fund can help avoid the painful combination of a negative return and a big capital gains tax bill.

     As you can see in the table on the previous page, the after-tax returns of our funds in 2000 were within 0.4 percentage point of their pre-tax returns. Their average peers, meanwhile, registered after-tax returns that were lower than their pre-tax returns by margins as wide as 3 full percentage points. For example, the average small blend fund's after-tax return was 9.7% in 2000, significantly lower than its 12.8% pre-tax return.

     Over longer periods, the comparison between our funds and their competitors is even more favorable.

     We must point out that our funds have amassed significant unrealized gains--increases in the value of shares that we still hold in the funds. We do not anticipate realizing these gains--and we will attempt to avoid realizing them--but we cannot guarantee that they will remain unrealized forever. If realized, these gains would be taxable to fund shareholders. As of December 31, 2000, the Tax-Managed Balanced Fund had net unrealized gains of $2.98 per share, or about 16% of net asset value; the Growth and Income Fund, $6.28 per share, or 22% of net asset value; and the Capital Appreciation Fund, $9.74 per share, or 32% of net asset value. (Our Small-Cap Fund has amassed a net unrealized gain of $2.64 per share during its relatively short life span, while our International Fund has a small unrealized loss.) We attempt to reduce the likelihood of realizing gains by minimizing our trading activity. And when we do trade, we make our sales as tax-effective as possible by harvesting our losses.

--------------------------------------------------------------------------------
OUR FUNDS TAKE SEVERAL STEPS TO REDUCE THE LIKELIHOOD OF REALIZING GAINS.
--------------------------------------------------------------------------------

     Generally, fund turnover--trading activity as a percentage of assets--is extremely low among the Vanguard Tax-Managed Funds, which closely track their benchmark indexes and thus do not make frequent moves in and out of stocks. (Our small-cap benchmark has experienced higher turnover than our other benchmarks, but less than its average actively managed peer.) For the most part, our turnover is limited to changes in the indexes we track. In 2000, the turnover rates for our funds were: Balanced, 15%; Growth and Income, 5%; Capital Appreciation, 17%; Small-Cap, 64%; International, 5%. By way of comparison, the average stock mutual fund turns over its securities at an annual rate of 97%, according to Lipper Inc.

     During 2000, the redemption rate for the Tax-Managed Funds averaged about 5%, well below the industry average for equity funds of about 36%-- a clear sign that our policies appear to be having the intended effect.

     Because many interrelated factors affect how tax-friendly a fund may be--ranging from portfolio management techniques, to turnover rates, to accounting practices, to the net cash flow a fund receives--it's very difficult to predict tax efficiency. However, we expect the Vanguard Tax Managed Funds to maintain excellent tax efficiency. Finally, it's important to understand that our calculations do not reflect the effect of your own investment activities. Specifically, you may incur additional capital gains taxes--thereby lowering your after-tax return--if you decide to sell all or some of your shares.

LIFETIME PERFORMANCE OVERVIEW

Though an examination of a fund's yearly returns is helpful, we believe that all funds should be judged over much longer periods. The adjacent table presents the average annual returns for our Tax-Managed Balanced, Growth and Income, and Capital Appreciation Funds since their 1994 inceptions, along with the returns of their mutual fund peers and unmanaged benchmark indexes and the results of hypothetical $10,000 investments in each. The table also presents similar information for the Tax-Managed Small-Cap and International Funds over their brief life spans.

TOTAL RETURNS                                         SEPTEMBER 6, 1994, THROUGH
                                                              DECEMBER 31, 2000*

                                      AVERAGE                     FINAL VALUE OF
                                       ANNUAL                          A $10,000
                                       RETURN                 INITIAL INVESTMENT
--------------------------------------------------------------------------------
TAX-MANAGED BALANCED FUND                12.9%                           $21,575
Average Balanced Fund                    12.3                             20,832
Balanced Composite Index                 13.0                             21,686
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND
 INCOME FUND                             19.9%                           $31,434
Average Large-Cap Core Fund              17.5                             27,768
S&P 500 Index                            19.8                             31,354
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL
 APPRECIATION FUND                       20.0%                           $31,595
Average Multi-Cap Core Fund              17.2                             27,290
Russell 1000 Index                       19.7                             31,134
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND               22.5%                           $14,325
Average Small-Cap Core Fund              24.1                             14,646
S&P SmallCap 600 Index                   20.7                             13,959
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND            2.1%                           $10,286
Average International Fund                5.4                             10,743
MSCI EAFE Index                           2.0                             10,276
--------------------------------------------------------------------------------
*Returns for the Small-Cap Fund are since inception on March 25, 1999; those for the International Fund are since inception on August 17, 1999.

     As you can see, our funds have provided fine results, both on an absolute basis and relative to our comparative standards. Of course, the financial markets over the past six years have been extraordinarily good for stocks--especially growth stocks--and solid for bonds. To expect the returns from stocks and bonds to be as generous in the future as they have been in the past is unreasonable. We firmly believe that your expectations should always be conservative so that difficult periods in the markets do not jeopardize the chance that you will meet your financial goals.

     Our low costs help our funds to closely track their index benchmarks, and they help us to achieve our goal of providing long-term performance that is superior to that of similar funds. By holding operating and trading costs to a minimum, our funds garner a large portion of the market's return for our shareholders. The expense ratios (annualized expenses as a percentage of average net assets) for our domestic funds are about 0.20% ($2.00 per $1,000 of assets invested); and for our Tax-Managed International Fund, the expense ratio is 0.35% ($3.50 per $1,000 invested). In comparison, the average U.S. stock mutual fund charges expenses of 1.31% ($13.10 per $1,000), and funds that invest in international securities charge an average of 1.72% ($17.20 per $1,000).

IN SUMMARY

During 2000, many investors were reminded that diversification matters. Sadly, for many aggressive investors, it was a painful reminder. So, after a year when the investment environment was extremely difficult, we offer the same counsel we've given in previous years when investing seemed easy: Build a diversified portfolio of stock funds, bond funds, and short-term investments, and stick with it.

     For investors who own funds in taxable accounts, the Vanguard Tax-Managed Funds can play an important role in such a diversified plan by helping to maximize your after-tax return. Finally, I would like to thank you for the trust and confidence you have placed in Vanguard.

Sincerely,

[PHOTO-JOHN J. BRENNAN]
JOHN J. BRENNAN
CHAIRMAN AND
CHIEF EXECUTIVE OFFICER

January 11, 2001

FUND STATISTICS
                           NET ASSET VALUE                      YEAR ENDED
                              PER SHARE                     DECEMBER 31, 2000
                   -----------------------------   -----------------------------
                DECEMBER 31,        DECEMBER 31,     INCOME       CAPITAL GAINS
TAX-MANAGED FUND       1999                2000   DIVIDENDS       DISTRIBUTIONS
--------------------------------------------------------------------------------
Balanced             $18.87              $18.30      $0.490               $0.00
Growth and Income     31.81               28.66       0.297                0.00
Capital Appreciation  34.17               30.59       0.119                0.00
Small-Cap             12.61               14.23       0.074                0.00
International         11.96               10.14       0.110                0.00
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Growth and Income    $31.81              $28.66      $0.321               $0.00
Capital Appreciation  34.18               30.59       0.148                0.00
Small-Cap             12.61               14.23       0.085                0.00
--------------------------------------------------------------------------------

FUND PROFILE                                             AS OF DECEMBER 31, 2000
 FOR TAX-MANAGED BALANCED FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 16-17.

--------------------------------------
TOTAL FUND CHARACTERISTICS

Yield                             2.5%
Turnover Rate                      15%
Expense Ratio                    0.20%
Cash Investments                  0.9%
--------------------------------------


--------------------------------------
TEN LARGEST STOCKS
 (% OF EQUITIES)

General Electric Co.              4.1%
 (conglomerate)
Pfizer, Inc.                      2.5
 (pharmaceuticals)
Cisco Systems, Inc.               2.4
 (computer networks)
Citigroup, Inc.                   2.2
 (financial services)
Merck & Co., Inc.                 2.0
 (pharmaceuticals)
Exxon Mobil Corp.                 1.9
 (oil)
Intel Corp.                       1.8
 (computer hardware)
American International Group, Inc.1.8
 (insurance)
Microsoft Corp.                   1.4
 (software)
EMC Corp.                         1.4
 (computer technology)
--------------------------------------
Top Ten                          21.5%
--------------------------------------
Top Ten as % of Total Net Assets  9.9%
--------------------------------------


--------------------------------------------------
TOTAL FUND VOLATILITY MEASURES
                                          WILSHIRE

                    FUND   BEST FIT*  FUND    5000
--------------------------------------------------
R-Squared           0.92       1.00   0.96    1.00
Beta                0.57       1.00   0.56    1.00
--------------------------------------------------


-----------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                               WILSHIRE
                                  FUND         BEST FIT*           5000
-----------------------------------------------------------------------
Auto & Transportation             2.2%              1.8%           1.8%
Consumer Discretionary           13.4              10.5           12.2
Consumer Staples                  3.8               6.6            6.1
Financial Services               15.0              19.6           19.1
Health Care                      17.2              14.8           14.1
Integrated Oils                   3.1               4.0            3.4
Other Energy                      4.8               2.4            2.9
Materials & Processing            2.1               2.3            2.8
Producer Durables                 2.8               3.0            3.4
Technology                       23.6              20.8           20.3
Utilities                         6.9               9.0            8.6
Other                             5.1               5.2            5.3
-----------------------------------------------------------------------


---------------------
FUND ASSET ALLOCATION

Bonds -           53%
Cash Investments - 1%
Stocks -          46%
---------------------

 *Russell 1000 Index.

-------------------------------------------------------------------------
EQUITY CHARACTERISTICS
                                                                 WILSHIRE
                                    FUND         BEST FIT*           5000
-------------------------------------------------------------------------
Number of Stocks                     523               962          6,638
Median Market Cap                 $37.4B            $54.2B         $40.0B
Price/Earnings Ratio               33.4x             26.8x          27.4x
Price/Book Ratio                    5.0x              4.5x           4.2x
Dividend Yield                      0.6%              1.2%           1.2%
Return on Equity                   22.4%             23.4%          22.5%
Earnings Growth Rate               18.3%             15.6%          15.8%
Foreign Holdings                    0.0%              0.0%           0.0%
-------------------------------------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

Market Cap - Large
Style - Blend

-----------------------


----------------------------------------------------------------------------
FIXED INCOME CHARACTERISTICS
                                                                      LEHMAN
                                 FUND          BEST FIT**             INDEX+
----------------------------------------------------------------------------
Number of Bonds                   159               4,179             39,582
Yield to Maturity                4.4%                4.4%                 --
Average Coupon                   5.4%                5.3%               5.4%
Average Maturity            6.1 years           7.0 years         13.9 years
Average Quality                   AA+                 Aa1                Aa1
Average Duration            4.9 years           5.1 years          7.2 years
----------------------------------------------------------------------------


-----------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY           HIGH
AVERAGE MATURITY       MEDIUM

-----------------------------


------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF BONDS)

AAA                      70.3%
AA                       23.1
A                         3.5
BBB                       2.6
BB                        0.0
B                         0.0
Not Rated                 0.5
------------------------------
Total                   100.0%
------------------------------

----------------------------
LARGEST STATE CONCENTRATIONS
 (% OF BONDS)

Texas                  17.7%
New York               10.1
New Jersey              9.6
Ohio                    6.2
Pennsylvania            5.3
Michigan                5.0
California              4.4
Massachusetts           4.3
Georgia                 3.9
District of Columbia    3.3
----------------------------
Top Ten                69.8%
----------------------------

----------------------------
DISTRIBUTION BY MATURITY
 (% OF BONDS)

Under 1 Year            7.3%
1-5 Years              37.6
5-10 Years             45.1
10-20 Years             9.2
20-30 Years             0.8
Over 30 Years           0.0
----------------------------
Total                 100.00
----------------------------

*Russell 1000 Index.
**Lehman 7 Year Municipal Bond Index.
YLehman Municipal Bond Index.


                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

FUND PROFILE                                             AS OF DECEMBER 31, 2000
 FOR TAX-MANAGED GROWTH AND INCOME FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 16-17.

------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                     WILSHIRE
                                        FUND        BEST FIT*            5000
------------------------------------------------------------------------------
Number of Stocks                         518              500           6,638
Median Market Cap                     $70.8B           $71.6B          $40.0B
Price/Earnings Ratio                   26.1x            26.0x           27.4x
Price/Book Ratio                        4.7x             4.7x            4.2x
Yield                                   1.0%             1.2%            1.2%
Yield--Institutional Shares             1.1%             1.2%            1.2%
Return on Equity                       23.7%            23.7%           22.5%
Earnings Growth Rate                   15.5%            15.5%           15.8%
Foreign Holdings                        1.4%             1.4%            0.0%
Turnover Rate                             5%               --              --
Expense Ratio                          0.19%               --              --
Expense Ratio--
 Institutional Shares                  0.11%               --              --
Cash Investments                        0.0%               --              --
------------------------------------------------------------------------------

------------------------------------------
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

General Electric Co.                  4.0%
 (conglomerate)
Exxon Mobil Corp.                     2.6
 (oil)
Pfizer, Inc.                          2.5
 (pharmaceuticals)
Cisco Systems, Inc.                   2.3
 (computer networks)
Citigroup, Inc.                       2.2
 (financial services)
Wal-Mart Stores, Inc.                 2.0
 (retail)
Microsoft Corp.                       2.0
 (software)
American International Group, Inc.    2.0
 (insurance)
Merck & Co., Inc.                     1.8
 (pharmaceuticals)
Intel Corp.                           1.7
 (computer hardware)
------------------------------------------
Top Ten                              23.1%
------------------------------------------

---------------------------------------------------
VOLATILITY MEASURES
                                           WILSHIRE
                     FUND   BEST FIT*  FUND    5000
---------------------------------------------------
R-Squared            1.00      1.00    0.93    1.00
Beta                 1.00      1.00    0.92    1.00
---------------------------------------------------

----------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                              WILSHIRE
                                 FUND         BEST FIT*           5000
----------------------------------------------------------------------
Auto & Transportation            1.7%              1.7%           1.8%
Consumer Discretionary           10.8              10.8           12.2
Consumer Staples                  7.2               7.2            6.1
Financial Services               18.3              18.3           19.1
Health Care                      14.1              14.1           14.1
Integrated Oils                   5.2               5.2            3.4
Other Energy                      2.4               2.4            2.9
Materials & Processing            2.5               2.5            2.8
Producer Durables                 2.9               2.9            3.4
Technology                       20.3              20.3           20.3
Utilities                         8.5               8.5            8.6
Other                             6.1               6.1            5.3
----------------------------------------------------------------------

--------------------
INVESTMENT FOCUS

MARKET CAP     LARGE
STYLE          BLEND
--------------------

*S&P 500 Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2000
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 16-;17.

----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                              WILSHIRE
                                 FUND        BEST FIT*            5000
----------------------------------------------------------------------
Number of Stocks                  504              962           6,638
Median Market Cap              $42.8B           $54.2B          $40.0B
Price/Earnings Ratio            32.2x            26.8x           27.4x
Price/Book Ratio                 5.0x             4.5x            4.2x
Yield                            0.5%             1.2%            1.2%
Yield--Institutional Shares      0.6%             1.2%            1.2%
Return on Equity                22.9%            23.4%           22.5%
Earnings Growth Rate            18.0%            15.6%           15.8%
Foreign Holdings                 0.1%             0.0%            0.0%
Turnover Rate                     17%               --              --
Expense Ratio                   0.19%               --              --
Expense Ratio--
 Institutional Shares           0.10%               --              --
Cash Investments                 0.1%               --              --
----------------------------------------------------------------------

-------------------------------------------
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

General Electric Co.                   4.1%
 (conglomerate)
Pfizer, Inc.                           2.5
 (pharmaceuticals)
Cisco Systems, Inc.                    2.4
 (computer networks)
Exxon Mobil Corp.                      2.3
 (oil)
Citigroup, Inc.                        2.2
 (financial services)
Intel Corp.                            1.8
 (computer hardware)
Merck & Co., Inc.                      1.8
 (pharmaceuticals)
American International Group, Inc.     1.7
 (insurance)
Microsoft Corp.                        1.5
 (software)
International Business Machines Corp.  1.3
 (computer technology)
-------------------------------------------
Top Ten                               21.6%
-------------------------------------------

------------------------------------------------------
VOLATILITY MEASURES

                                              WILSHIRE
                      FUND   BEST FIT*   FUND     5000
------------------------------------------------------
R-Squared             0.96       1.00    0.98     1.00
Beta                  1.16       1.00    1.13     1.00
------------------------------------------------------

-----------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                               WILSHIRE
                                  FUND         BEST FIT*           5000
-----------------------------------------------------------------------
Auto & Transportation             2.3%              1.8%           1.8%
Consumer Discretionary            12.8              10.5           12.2
Consumer Staples                   4.8               6.6            6.1
Financial Services                14.9              19.6           19.1
Health Care                       15.9              14.8           14.1
Integrated Oils                    3.2               4.0            3.4
Other Energy                       4.9               2.4            2.9
Materials & Processing             1.9               2.3            2.8
Producer Durables                  2.8               3.0            3.4
Technology                        23.7              20.8           20.3
Utilities                          7.6               9.0            8.6
Other                              5.2               5.2            5.3
-----------------------------------------------------------------------


------------------
INVESTMENT FOCUS

MARKET CAP   LARGE
STYLE        BLEND

------------------

*Russell 1000 Index.
                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION
                                       13

FUND PROFILE                                             AS OF DECEMBER 31, 2000
 FOR TAX-MANAGED SMALL-CAP FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 16-;17.

------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                WILSHIRE
                                   FUND        BEST FIT*            5000
------------------------------------------------------------------------
Number of Stocks                    596              600           6,638
Median Market Cap                 $0.9B            $0.8B          $40.0B
Price/Earnings Ratio              19.6x            19.3x           27.4x
Price/Book Ratio                   2.5x             2.3x            4.2x
Yield                              0.6%             0.8%            1.2%
Yield--Institutional Shares        0.7%             0.8%            1.2%
Return on Equity                  15.4%            15.4%           22.5%
Earnings Growth Rate              16.3%            16.3%           15.8%
Foreign Holdings                   0.0%             0.2%            0.0%
Turnover Rate                       64%               --              --
Expense Ratio                     0.20%               --              --
Expense Ratio--
 Institutional Shares             0.10%               --              --
Cash Investments                   0.0%               --              --
------------------------------------------------------------------------

-----------------------------------------
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

Mercury Interactive Corp.            1.2%
 (software)
IDEC Pharmaceuticals Corp.           1.2
 (biotechnology)
Universal Health Services Class B    0.9
 (health products & services)
Timberland Co.                       0.7
 (shoes)
Cephalon, Inc.                       0.7
 (biotechnology)
Fidelity National Financial, Inc.    0.7
 (financial services)
Patterson Dental Co.                 0.7
 (medical)
National Instruments Corp.           0.6
 (software)
Eaton Vance Corp.                    0.6
 (investment management)
Cullen/Frost Bankers, Inc.           0.6
 (banking)
-----------------------------------------
Top Ten                              7.9%
-----------------------------------------

------------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                                WILSHIRE
                                   FUND         BEST FIT*           5000
------------------------------------------------------------------------
Auto & Transportation              4.5%              4.6%           1.8%
Consumer Discretionary             17.2              18.2           12.2
Consumer Staples                    3.4               3.6            6.1
Financial Services                 15.4              14.3           19.1
Health Care                        14.9              14.1           14.1
Integrated Oils                     0.0               0.0            3.4
Other Energy                        6.9               7.3            2.9
Materials & Processing              9.4               9.4            2.8
Producer Durables                  10.8              11.0            3.4
Technology                         12.5              12.6           20.3
Utilities                           4.6               4.7            8.6
Other                               0.4               0.2            5.3
------------------------------------------------------------------------

-------------------
INVESTMENT FOCUS

MARKET CAP    SMALL
STYLE         BLEND

-------------------

*S&P SmallCap 600 Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2000
 FOR TAX-MANAGED INTERNATIONAL FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged market index. Key terms are defined on pages 16-17.


---------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                               MSCI
                                     FUND      EAFE
---------------------------------------------------
Number of Stocks                      917       915
Turnover Rate                          5%        --
Expense Ratio                       0.35%        --
Cash Investments                     0.4%        --
---------------------------------------------------


----------------------------------------------
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

Vodafone Group PLC                        2.5%
 (cellular telecommunication)
Nokia Oyj                                 2.3
 (telecommunications)
BP Amoco PLC                              2.0
 (oil)
GlaxoSmithKline PLC                       1.9
 (pharmaceuticals)
HSBC Holdings PLC                         1.5
 (banking)
Royal Dutch Petroleum Co.                 1.5
 (energy)
Novartis AG (Registered)                  1.4
 (pharmaceuticals)
Toyota Motor Corp.                        1.3
 (automotive & transport equipment)
Total Fina Elf                            1.2
 (integrated oil)
Nestle SA (Registered)                    1.0
 (food, beverage & tobacco)
----------------------------------------------
Top Ten                                  16.6%
----------------------------------------------


--------------------------------------------------
COUNTRY DIVERSIFICATION
 (% OF COMMON STOCKS)
                                              MSCI
                                   FUND       EAFE
--------------------------------------------------
EUROPE

United Kingdom                    21.3%      21.3%
France                            11.6       11.7
Germany                            8.8        8.8
Switzerland                        7.2        7.2
Netherlands                        5.7        5.7
Italy                              4.8        4.8
Spain                              2.9        2.9
Finland                            2.8        2.8
Sweden                             2.7        2.7
Denmark                            0.9        0.9
Belgium                            0.8        0.9
Ireland                            0.6        0.6
Portugal                           0.5        0.5
Norway                             0.4        0.4
Austria                            0.2        0.2
--------------------------------------------------
Subtotal                          71.2%      71.4%
--------------------------------------------------
PACIFIC

Japan                             22.9%      22.7%
Australia                          2.7        2.7
Hong Kong                          2.1        2.1
Singapore                          1.0        1.0
New Zealand                        0.1        0.1
--------------------------------------------------
Subtotal                          28.8%      28.6%
--------------------------------------------------
Total                            100.0%     100.0%
--------------------------------------------------


------------------
FUND ALLOCATION
 BY REGION

Pacific -      29%
Europe  -      71%
------------------
                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

GLOSSARY
 OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
FUND ALLOCATION BY REGION. An indicator of diversification, this chart shows the geographic distribution of a fund's holdings.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of trading activity during the past year. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR VANGUARD TAX-MANAGED BALANCED FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)    SEPTEMBER 6, 1994-DECEMBER 31, 2000

                           TAX-MANAGED            BALANCED
FISCAL YEAR               BALANCED FUND        COMPOSITE INDEX*
1994                           -1.4                 -1.8
1995                           24.5                 25.5
1996                           12.2                 13.2
1997                           16.6                 19.9
1998                           16.9                 17.0
1999                           15.5                 10.2
2000                           -0.5                 -2.2
-------------------------------------------------------------------
*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index. See Financial Highlights table on page 31 for dividend information for the past five years.
-------------------------------------------------------------------




--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       SEPTEMBER 6, 1994-DECEMBER 31, 2000
--------------------------------------------------------------------------------
    DATE   TAX-MANAGED       AVERAGE      BALANCED       RUSSELL  LEHMAN 7 YEAR
              BALANCED      BALANCED     COMPOSITE          1000      MUNICIPAL
                  FUND          FUND         INDEX         INDEX    BOND INDEX

9/7/1998         10000         10000         10000         10000         10000
  199409          9920          9920          9920          9847          9920
  199412          9860          9812          9820          9809          9824
  199503         10576         10409         10543         10742         10339
  199506         11255         11163         11186         11753         10632
  199509         11949         11804         11841         12800         10935
  199512         12278         12292         12321         13513         11211
  199603         12589         12611         12636         14258         11173
  199606         12860         12895         12921         14840         11220
  199609         13196         13275         13257         15324         11421
  199612         13777         13983         13950         16547         11700
  199703         13733         13966         14056         16803         11688
  199706         14998         15398         15411         19627         12009
  199709         16012         16465         16297         21341         12329
  199712         16057         16640         16726         21983         12597
  199803         17250         17894         17926         24922         12743
  199806         17602         18103         18260         25545         12890
  199809         16716         17001         17641         22911         13299
  199812         18776         18883         19567         27923         13381
  199903         19404         19052         20057         29075         13497
  199906         19993         19910         20598         31146         13267
  199909         19517         19137         19994         29089         13375
  199912         21685         20524         21554         33762         13362
  200003         22660         21043         22214         35238         13577
  200006         22407         20786         22010         34028         13796
  200009         22546         21301         22356         34271         14109
  200012         21575         20832         21686         31365         14574
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED DECEMBER 31, 2000
                     ------------------------------------            FINAL VALUE
                                                    SINCE           OF A $10,000
                     1 YEAR        5 YEARS      INCEPTION             INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Balanced
 Fund*               -1.50%         11.94%         12.94%                $21,575
Average Balance
 Fund**               1.50          11.13          12.32                  20,832
Balanced Composite
 IndexY               0.61          11.97          13.03                  21,686
Russell 1000
 Index               -7.78          18.17          19.69                  31,134
Lehman 7 Year
 Municipal Bond Index 9.07           5.39           6.14                  14,574
--------------------------------------------------------------------------------
*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc. The bond component is not tax-exempt. +50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED GROWTH AND INCOME FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)    SEPTEMBER 6, 1994-DECEMBER 31, 2000

                     TAX-MANAGED GROWTH
FISCAL YEAR             AND INCOME FUND               S&P 500 INDEX

1994                           -1.7                        -1.8
1995                           37.5                        37.6
1996                           23.0                        23.0
1997                           33.3                        33.4
1998                           28.7                        28.6
1999                           21.1                        21.0
2000                           -9.0                        -9.1
-------------------------------------------------------------------
See Financial Highlights table on page 32 for dividend information for the past five years.
-------------------------------------------------------------------



--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       SEPTEMBER 6, 1994-DECEMBER 31, 2000
--------------------------------------------------------------------------------
  DATE   TAX-MANAGED AVERAGE LARGE-      S&P 500      WILSHIRE
        GROWTH & INC. CAP CORE FUND        INDEX    5000 INDEX

199409          9831          9831          9826          9831
199412          9831          9723          9824          9755
199503         10787         10519         10781         10636
199506         11818         11416         11810         11629
199509         12753         12278         12749         12692
199512         13519         12859         13516         13311
199603         14238         13532         14241         14058
199606         14888         14048         14881         14678
199609         15344         14502         15341         15093
199612         16633         15497         16619         16134
199703         17071         15686         17065         16239
199706         20052         18222         20044         18981
199709         21549         19591         21545         20833
199712         22175         19878         22164         21183
199803         25266         22539         25256         23992
199806         26107         23142         26090         24459
199809         23510         20482         23495         21517
199812         28532         24929         28498         26146
199903         29940         26159         29918         27132
199906         32044         27867         32027         29250
199909         30046         26164         30027         27316
199912         34557         30501         34495         32305
200003         35338         31835         35286         33539
200006         34402         31036         34349         32035
200009         34085         30821         34016         32088
200012         31434         27768         31354         28756
--------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS
                           PERIODS ENDED DECEMBER 31, 2000
                          --------------------------------           FINAL VALUE
                                                     SINCE          OF A $10,000
                          1 YEAR      5 YEARS    INCEPTION            INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Growth and
 Income Fund*             -9.94%       18.38%       19.88%               $31,434
Average Large-Cap
 Core Fund**              -8.96        16.65        17.55                 27,768
S&P 500 Index             -9.10        18.33        19.83                 31,354
Wilshire 5000 Index      -10.99        16.66        18.29                 28,905
--------------------------------------------------------------------------------
 *Reflective  of the 2% fee that is assessed on  redemptions  of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)        MARCH 4, 1999-DECEMBER 31, 2000

                     TAX-MANAGED GROWTH
FISCAL                  AND INCOME FUND          S&P 500
YEAR               INSTITUTIONAL SHARES            INDEX
1999                       19.2                    19.1
2000                       -9.0                    -9.1

-------------------------------------------------------------------
See Financial Highlights table on page 32 for dividend information since inception.
-------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                           MARCH 4, 1999-DECEMBER 31, 2000
--------------------------------------------------------------------------------
DATE     TAX-MANAGED AVERAGE LARGE-      S&P 500  WILSHIRE 5000
       GROWTH & INC. CAP CORE FUND         INDEX         INDEX

199903      10332401      10322406      10326619      10322406
199906      11051238      11001620      11054466      11128117
199909      10363802      10335825      10364180      10392128
199912      11923148      12072903      11906282      12290486
200003      12194360      12562368      12179283      12759611
200006      11877566      12254335      11855798      12187493
200009      11766621      12186529      11740953      12207607
200012      10745813      10991171      10822289      10940108
--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 2000
                               --------------------------------   FINAL VALUE OF
                                                      SINCE        A $10,000,000
                                       1 YEAR     INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Growth and Income
 Fund Institutional Shares*            -9.87%         4.01%          $10,745,813
Average Large-Cap Core Fund**          -8.96          5.31            10,991,171
S&P 500 Index                          -9.10          4.42            10,822,289
Wilshire 5000 Index                   -10.99          5.04            10,940,108
--------------------------------------------------------------------------------
 *Reflective of the 2% fee that is  assessed on  redemptions  of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)   SEPTEMBER 6, 1994-;DECEMBER 31, 2000

FISCAL              TAX-MANAGED CAPITAL       RUSSELL
YEAR                  APPRECIATION FUND     1000 INDEX
1994                        -0.5               -1.9
1995                        34.4               37.8
1996                        20.9               22.4
1997                        27.3               32.9
1998                        28.0               27.0
1999                        33.5               20.9
2000                       -10.1               -7.8

-------------------------------------------------------------------
See Financial Highlights table on page 33 for dividend information for the past five years.
-------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       SEPTEMBER 6, 1994-DECEMBER 31, 2000
--------------------------------------------------------------------------------

 DATE    TAX-MANAGED   AVERAGE MULTI-   RUSSELL 1000 WILSHIRE 5000
       CAP. APPREC.FUND  CAP CORE FUND     INDEX         INDEX

199409          9911          9910          9847          9910
199412          9951          9752          9809          9834
199503         10861         10519         10742         10722
199506         11951         11407         11753         11723
199509         12991         12316         12800         12795
199512         13372         12784         13513         13419
199603         14167         13545         14258         14173
199606         14751         14049         14840         14797
199609         15214         14553         15324         15216
199612         16170         15442         16547         16265
199703         16139         15493         16803         16370
199706         18846         17758         19627         19135
199709         20975         19563         21341         21002
199712         20583         19455         21983         21354
199803         23592         21968         24922         24186
199806         24152         22090         25545         24657
199809         20991         19156         22911         21691
199812         26336         22967         27923         26358
199903         28099         23576         29075         27353
199906         30447         25575         31146         29488
199909         28663         24000         29089         27537
199912         35159         28123         33762         32568
200003         37772         29590         35238         33811
200006         36219         28527         34028         32295
200009         36044         29179         34271         32348
200012         31595         27290         31365         28989
--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS
                           PERIODS ENDED DECEMBER 31, 2000
                          ---------------------------------          FINAL VALUE
                                                     SINCE          OF A $10,000
                          1 YEAR      5 YEARS    INCEPTION            INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Capital
 Appreciation Fund*      -11.03%       18.77%       19.97%               $31,595
Average Multi-Cap
 Core Fund**              -2.96        16.38        17.22                 27,290
Russell 1000 Index        -7.78        18.17        19.69                 31,134
Wilshire 5000 Index      -10.99        16.66        18.29                 28,905
--------------------------------------------------------------------------------
 *Reflective of the 2% fee that is  assessed on  redemptions  of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)    FEBRUARY 24, 1999-DECEMBER 31, 2000


FISCAL              TAX-MANAGED CAPITAL
YEAR                  APPRECIATION FUND          RUSSELL
                   INSTITUTIONAL SHARES       1000 INDEX

1994                      -0.5                   -1.9
1995                      34.4                   37.8
1996                      20.9                   22.4
1997                      27.3                   32.9
1998                      28.0                   27.0
1999                      33.5                   20.9
2000                     -10.1                   -7.8

-------------------------------------------------------------------
See Financial Highlights table on page 33 for dividend information since inception.
-------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       FEBRUARY 24, 1999-DECEMBER 31, 2000
--------------------------------------------------------------------------------
           TAX-MANAGED AVERAGE MULTI-RUSSELL 1000 WILSHIRE 5000

199903      10414134      10175982      10304028      10200437
199906      11287994      10973923      11038078      10996628
199909      10626900      10292319      10309294      10269336
199912      13042734      12113557      11965318      12145263
200003      14011972      12771378      12488191      12608845
200006      13439587      12240314      12059410      12043487
200009      13378532      12513401      12145790      12063363
200012      11611773      11754996      11033892      10810841
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2000     FINAL VALUE OF
                             --------------------------------      A $10,000,000
                                    1 YEAR  SINCE INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation
 Fund Institutional Shares*        -10.97%            8.42%          $11,611,773
Average Multi-Cap Core Fund**       -2.96             9.14            11,754,996
Russell 1000 Index                  -7.78             5.46            11,033,892
Wilshire 5000 Index                -10.99             4.31            10,810,841
--------------------------------------------------------------------------------
*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED SMALL-CAP FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)       MARCH 25, 1999-DECEMBER 31, 2000

FISCAL                TAX-MANAGED            S&P SMALLCAP
YEAR               SMALL-CAP FUND              600 INDEX
1999                    30.4                     19.7
2000                   -10.1                     -7.8
-------------------------------------------------------------------
See Financial Highlights table on page 34 for dividend information since inception.
-------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         MARCH 25, 1999-DECEMBER 31, 2000

  DATE   TAX-MANAGED AVERAGE SMALL-  S&P SMALLCAP  WILSHIRE 5000
      SMALL-CAP FUND CAP CORE FUND      600 INDEX        INDEX

199903         10079         10130         10109         10130
199906         11686         11854         11668         10920
199909         11170         11403         11103         10198
199912         12565         13939         12486         12061
200003         13352         15626         13212         12521
200006         13511         15091         13346         11960
200009         14159         15079         13786         11980
200012         14111         14646         13959         10736
--------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2000     FINAL VALUE OF
                             --------------------------------      A $10,000,000
                                    1 YEAR  SINCE INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund*         11.74%           21.48%              $14,111
Average Small-Cap Core Fund**        5.07            24.06                14,646
S&P SmallCap 600 Index              11.80            20.74                13,959
Wilshire 5000 Index                -10.99             4.09                10,736
--------------------------------------------------------------------------------
 *Reflective  of the  0.5%  fee on purchases,  the 2% fee  that is  assessed  on redemptions of shares that are held in the fund for less than one year, and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)       APRIL 21, 1999-DECEMBER 31, 2000

FISCAL          TAX-MANAGED SMALL-CAP        S&P SMALLCAP
YEAR         FUND INSTITUTIONAL SHARES        600 INDEX
1999                    20.0                    19.7
2000                   -14.3                   -14.0
-------------------------------------------------------------------
See Financial Highlights table on page 34 for dividend information since inception.
-------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         APRIL 21, 1999-;DECEMBER 31, 2000
--------------------------------------------------------------------------------
  DATE   TAX-MANAGED AVERAGE SMALL-  S&P SMALLCAP  WILSHIRE 5000
      SMALL-CAP FUND CAP CORE FUND      600 INDEX        INDEX

199906      10893215      11003525      10920451      10383076
199909      10412360      10530623      10391537       9696363
199912      11718555      12922300      11686606      11467623
200003      12452707      14400611      12366275      11905340
200006      12610690      13989881      12491319      11371525
200009      13214740      13979402      12903575      11390293
200012      13170491      13577460      13065448      10207654
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2000     FINAL VALUE OF
                             --------------------------------      A $10,000,000
                                    1 YEAR  SINCE INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
 Institutional Shares*              11.83%           17.63%          $13,170,491
Average Small-Cap Core Fund**        5.07            19.76            13,577,460
S&P SmallCap 600 Index              11.80            17.08            13,065,448
Wilshire 5000 Index                -10.99             1.22            10,207,654
--------------------------------------------------------------------------------
 *Reflective  of the  0.5%  fee on  purchases,  the 2% fee  that is  assessed on redemptions of shares that are held in the fund for less than one year, and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 FOR TAX-MANAGED INTERNATIONAL FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)     AUGUST 17, 1999-;DECEMBER 31, 2000

FISCAL                    TAX-MANAGED               MSCI EAFE
YEAR                 INTERNATIONAL FUND               INDEX
1999                        20.0                       19.7
2000                       -14.3                      -14.0
-------------------------------------------------------------------
See Financial Highlights table on page 35 for dividend information since inception.
-------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         AUGUST 17, 1999-DECEMBER 31, 2000
--------------------------------------------------------------------------------
  DATE   TAX-MANAGED AVERAGE INTER-    MSCI EAFE
        INTERNATIONAL NATIONAL FUN         INDEX
                Fund
199909         10204         10173         10224
199912         11970         12954         11968
200003         11950         13205         11962
200006         11470         12433         11495
200009         10549         11481         10574
200012         10158         10743         10276
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2000     FINAL VALUE OF
                             --------------------------------      A $10,000,000
                                    1 YEAR  SINCE INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed International Fund*    -15.36%             1.15%             $10,158
Average International Fund**       -15.60              5.36               10,743
MSCI EAFE Index                    -13.96              2.00               10,276
--------------------------------------------------------------------------------
 *Reflective of the  0.25%  fee on  purchases,  the 2% fee that is  assessed  on redemptions of shares that are held in the fund for less than one year, and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
 DECEMBER 31, 2000

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Tax-Managed Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

--------------------------------------------------------------------------------
                                                       TAX-MANAGED BALANCED FUND
                                                       -------------------------
                                                    YEAR ENDED DECEMBER 31, 2000
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                                                 $ 828
 Interest                                                                  9,794
 Security Lending                                                             33
--------------------------------------------------------------------------------
  Total Income                                                            10,655
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                                38
  Management and Administrative                                              624
  Marketing and Distribution                                                  41
 Custodian Fees                                                               16
 Auditing Fees                                                                 9
 Shareholders' Reports                                                        45
 Trustees' Fees and Expenses                                                   1
--------------------------------------------------------------------------------
Total Expenses                                                               774
Expenses Paid Indirectly--Note C                                            (15)
--------------------------------------------------------------------------------
Net Expenses                                                                 759
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      9,896
--------------------------------------------------------------------------------
REALIZED NET GAIN ON INVESTMENT SECURITIES SOLD                            2,805
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENT SECURITIES                                                  (15,929)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (3,228)
================================================================================

--------------------------------------------------------------------------------
                        TAX-MANAGED   AX-MANAGED
                         GROWTH AND      CAPITAL     TAX-MANAGED     TAX-MANAGED
                             INCOME APPRECIATION       SMALL-CAP   INTERNATIONAL
                               FUND         FUND            FUND            FUND
              ------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31, 2000
              ------------------------------------------------------------------
                              (000)        (000)           (000)           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends*                $ 28,342     $ 15,202         $ 2,521         $ 2,776
 Interest                        84          220              60              90
 Security Lending                71          739              91              --
--------------------------------------------------------------------------------
  Total Income               28,497       16,161           2,672           2,866
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services   46           46              15              15
  Management and Administrative
  --Investor Shares           4,038        4,750             427             170
  Management and Administrative
  --Institutional Shares        101          179              19              --
  Marketing and Distribution
  --Investor Shares             275          270              32              20
  Marketing and Distribution
  --Institutional Shares         10           17               3              --
 Custodian Fees                  96           54              92             414
 Auditing Fees                   10           10               9               9
 Shareholders' Reports--
  Investor Shares                29           24               2               1
 Shareholders' Reports--
  Institutional Shares           --           --              --              --
 Trustees' Fees and Expenses      3            3              --              --
  Total Expenses              4,608        5,353             599             629
  Expenses Paid Indirectly--
  Note C                         --           --              --              --
  Net Expenses                4,608        5,353             599             629
NET INVESTMENT INCOME        23,889       10,808           2,073           2,237
--------------------------------------------------------------------------------
REALIZED NET LOSS
 Investment Securities Sold(35,714)     (54,500)         (5,950)         (2,287)
 Foreign Currencies              --           --              --           (161)
REALIZED NET LOSS          (35,714)     (54,500)         (5,950)         (2,448)

CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
 Investment Securities    (220,518)    (277,350)          43,341        (27,502)
 Foreign Currencies              --           --              --               6
CHANGE IN UNREALIZED
  APPRECIATION
 (DEPRECIATION)           (220,518)    (277,350)          43,341        (27,496)
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS        $(232,343)   $(321,042)         $39,464       $(27,707)
================================================================================
*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $319,000.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. Distributions and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                                                TAX-MANAGED
                                TAX-MANAGED               GROWTH AND INCOME
                              BALANCED FUND                            FUND
                         -------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------
                                         2000        1999        2000       1999
                                        (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                $ 9,896     $ 6,649    $ 23,889   $ 20,396
 Realized Net Gain (Loss)               2,805       (600)    (35,714)   (22,026)
 Change in Unrealized Appreciation
  (Depreciation)                     (15,929)      34,103   (220,518)    367,353
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations          (3,228)      40,152   (232,343)    365,723
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income--
  Investor Shares                    (10,054)     (6,810)    (23,033)   (20,158)
 Net Investment Income--
  Institutional Shares*                    --          --     (1,118)      (829)
 Realized Capital Gain--
  Investor Shares                          --          --          --         --
 Realized Capital Gain--
  Institutional Shares*                    --          --          --         --
--------------------------------------------------------------------------------
  Total Distributions                (10,054)     (6,810)    (24,151)   (20,987)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES1
 Issued                                93,213      95,687     456,636    704,246
 Issued in Lieu of Cash
  Distributions                         8,795       5,935      19,202     16,735
 Redeemed**                          (18,747)    (12,215)   (150,786)  (167,468)
--------------------------------------------------------------------------------
  Net Increase--Investor Shares        83,261      89,407     325,052    553,513
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES1
 Issued                                    --          --       6,436    100,931
 Issued in Lieu of Cash Distributions      --          --         328        425
 Redeemed**                                --          --     (8,704)    (3,823)
  Net Increase (Decrease)--
   Institutional Shares*                   --          --     (1,940)     97,533
--------------------------------------------------------------------------------
 Total Increase                        69,979     122,749      66,618    995,782
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                    329,681     206,932   2,348,213  1,352,431
--------------------------------------------------------------------------------
 End of Year                         $399,660    $329,681  $2,414,831 $2,348,213
================================================================================
*The Tax-Managed Balanced Fund does not offer Institutional Shares.
**Net of  redemption  fees of  $194,000,  $125,000,  $1,503,000,  and  $814,000, respectively (fund totals by year).
1See Note H in Notes to Financial Statements for the corresponding number of shares issued and redeemed.

-------------------------------------------------------------------------------------------------------
                                                TAX-MANAGED
                                           CAPITAL APPRECIATION                   TAX-MANAGED
                                                  FUND                           SMALL-CAP FUND
                                        ----------------------------     ------------------------------
                                          YEAR ENDED DECEMBER 31,
                                        ----------------------------        YEAR ENDED      FEB. 25* TO
                                               2000          1999        DEC. 31, 2000    DEC. 31, 1999
                                              (000)         (000)                (000)            (000)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                 $    10,808   $     8,877            $   2,073      $      795
  Realized Net Loss                         (54,500)      (21,987)              (5,950)         (1,869)
  Change in Unrealized Appreciation
     (Depreciation)                        (277,350)      598,867               43,341          33,471
-------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations           (321,042)      585,757               39,464          32,397
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income--
     Investor Shares                        (10,229)       (8,469)              (1,866)           (788)
  Net Investment Income--
     Institutional Shares                    (1,010)         (703)                (277)            (90)
  Realized Capital Gain--
     Investor Shares                             --            --                   --              --
  Realized Capital Gain--
     Institutional Shares                        --            --                   --              --
-------------------------------------------------------------------------------------------------------
     Total Distributions                    (11,239)       (9,172)              (2,143)           (878)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES1
  Issued                                    677,424       500,092              147,655         181,354
  Issued in Lieu of Cash Distributions        8,842         7,351                1,609             711
  Redeemed**                               (115,160)     (148,263)              (8,542)        (16,758)
-------------------------------------------------------------------------------------------------------
     Net Increase--Investor Shares          571,106       359,180              140,722         165,307
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES1
  Issued                                     70,453       128,423               22,541          16,312
  Issued in Lieu of Cash Distributions          813           563                  204              90
  Redeemed**                                    (49)           --                 (588)             --
-------------------------------------------------------------------------------------------------------
     Net Increase--Institutional Shares      71,217       128,986               22,157          16,402
-------------------------------------------------------------------------------------------------------
  Total Increase                            310,042     1,064,751              200,200         213,228
-------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                     2,543,550     1,478,799              213,228              --
-------------------------------------------------------------------------------------------------------
End of Period                           $ 2,853,592   $ 2,543,550            $ 413,428      $  213,228
=======================================================================================================

 *Initial share purchase date. Subscription period for the fund was February 22,
  1999, to March 24,1999, during which time all assets were held in money market instruments.
**Net  of  redemption  fees  of  $862,000,   $380,000,  $116,000,  and  $36,000,
  respectively (fund totals by period).
 1See Note H in Notes to Financial Statements for the corresponding number of shares issued and redeemed.

--------------------------------------------------------------------------------
                                                              TAX-MANAGED
                                                           INTERNATIONAL FUND
                                                      --------------------------
                                                      YEAR ENDED     AUG. 17* TO
                                                   DEC. 31, 2000   DEC. 31, 1999
                                                           (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $     2,237    $       353
  Realized Net Loss                                       (2,448)          (819)
  Change in Unrealized Appreciation (Depreciation)       (27,496)        19,399
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           (27,707)        18,933
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income--Investor Shares                  (2,322)          (432)
  Net Investment Income--Institutional Shares                 --             --
  Realized Capital Gain--Investor Shares                      --             --
  Realized Capital Gain--Institutional Shares                 --             --
--------------------------------------------------------------------------------
    Total Distributions                                   (2,322)          (432)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES1
  Issued                                                 143,129        116,067
  Issued in Lieu of Cash Distributions                     1,726            308
  Redeemed**                                              (8,865)           (44)
--------------------------------------------------------------------------------
    Net Increase--Investor Shares                        135,990        116,331
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES1
  Issued                                                      --             --
  Issued in Lieu of Cash Distributions                        --             --
  Redeemed                                                    --             --
--------------------------------------------------------------------------------
    Net Increase--Institutional Shares                        --             --
--------------------------------------------------------------------------------
  Total Increase                                         105,961        134,832
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                    134,832             --
--------------------------------------------------------------------------------
  End of Period                                      $   240,793    $   134,832
================================================================================
 *Inception.
**Net of redemption  fees of $150,000 and $1,000,  respectively  (fund totals by period).
 1See Note H in Notes to Financial Statements for the corresponding number of shares issued and redeemed.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------
                                                                  TAX-MANAGED BALANCED FUND
                                                                   YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR           2000     1999     1998      1997      1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $ 18.87  $ 16.74  $ 14.67   $ 12.92   $ 11.85
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .48      .43      .39       .37       .36
  Net Realized and Unrealized Gain
    (Loss) on Investments                              (.56)    2.13     2.07      1.75      1.07
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                   (.08)    2.56     2.46      2.12     1.43
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income*                (.49)    (.43)    (.39)     (.37)     (.36)
  Distributions from Realized Capital Gains              --       --       --        --        --
--------------------------------------------------------------------------------------------------
    Total Distributions                                (.49)    (.43)    (.39)     (.37)     (.36)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $ 18.30  $ 18.87  $ 16.74   $ 14.67   $ 12.92
==================================================================================================
TOTAL RETURN**                                      -;0.50%   15.49%   16.93%    16.55%    12.21%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                $   400  $   330  $   207   $   120   $    63
  Ratio of Total Expenses to Average Net Assets       0.20%    0.20%    0.19%     0.17%     0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                2.61%    2.52%    2.63%     2.77%     3.04%
  Portfolio Turnover Rate                               15%      13%       7%        7%        5%
--------------------------------------------------------------------------------------------------

 *Nontaxable dividends  represent  92%, 90%, 86%, 87%, and 82% of dividends from net investment income.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

---------------------------------------------------------------------------------------------------
                                                TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
                                                                   YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR           2000     1999     1998      1997       1996
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $ 31.81  $ 26.55  $ 20.88   $ 15.89   $  13.16
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .295     .307      .29       .29        .27
  Net Realized and Unrealized Gain
    (Loss) on Investments                            (3.148)   5.267     5.67      4.98       2.74
---------------------------------------------------------------------------------------------------
    Total from Investment Operations                 (2.853)   5.574     5.96      5.27       3.01
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.297)   (.314)    (.29)     (.28)      (.28)
  Distributions from Realized Capital Gains              --       --       --        --         --
---------------------------------------------------------------------------------------------------
    Total Distributions                               (.297)   (.314)    (.29)     (.28)      (.28)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $ 28.66  $ 31.81  $ 26.55   $ 20.88   $  15.89
===================================================================================================
TOTAL RETURN*                                       -;9.03%   21.12%   28.67%    33.31%     23.03%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                $ 2,320  $ 2,240  $ 1,352   $   579   $    235
  Ratio of Total Expenses to Average Net Assets       0.19%    0.19%    0.19%     0.17%      0.20%
  Ratio of Net Investment Income to Average
    Net Assets                                        0.96%    1.11%    1.32%     1.62%      2.04%
  Portfolio Turnover Rate                                5%       4%       4%        2%         7%
==================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.


---------------------------------------------------------------------------------------------------
                                           TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
                                                                      YEAR ENDED        MAR. 4* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     DEC. 31, 2000     DEC. 31, 1999
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       31.81     $       26.99
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .319              .274
 Net Realized and Unrealized Gain (Loss) on Investments                   (3.148)            4.882
---------------------------------------------------------------------------------------------------
  Total from Investment Operations                                        (2.829)            5.156
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.321)            (.336)
 Distributions from Realized Capital Gains                                    --                --
---------------------------------------------------------------------------------------------------
  Total Distributions                                                      (.321)            (.336)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $       28.66     $       31.81
===================================================================================================
TOTAL RETURN**                                                           -;8.96%            19.23%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                              $          95     $         108
 Ratio of Total Expenses to Average Net Assets                             0.11%            0.10%+
 Ratio of Net Investment Income to Average Net Assets                      1.04%            1.18%+
 Portfolio Turnover Rate                                                      5%                4%
===================================================================================================

 *Inception.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than
 one year or the 1% redemption fee on shares held  at   least  one year but less
 than five years.
 +Annualized.

------------------------------------------------------------------------------------------------------------
                                                   TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
                                                                  YEAR ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR       2000        1999         1998          1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $ 34.17    $  25.69      $ 20.18       $ 15.95    $   13.28
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             .117        .117          .13           .11          .12
 Net Realized and Unrealized Gain
  (Loss) on Investments                          (3.578)      8.487         5.51          4.24         2.66
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations               (3.461)      8.604         5.64          4.35         2.78
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (.119)      (.124)        (.13)         (.12)        (.11)
 Distributions from Realized Capital Gains           --          --           --            --           --
------------------------------------------------------------------------------------------------------------
  Total Distributions                             (.119)      (.124)        (.13)         (.12)        (.11)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 30.59    $  34.17      $ 25.69       $ 20.18    $   15.95
============================================================================================================
TOTAL RETURN*                                  -;10.13%      33.50%       27.95%        27.29%       20.92%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $ 2,643    $  2,378      $ 1,479       $   893    $     517
 Ratio of Total Expenses to Average
  Net Assets                                      0.19%       0.19%        0.19%         0.17%        0.20%
 Ratio of Net Investment Income to
  Average Net Assets                              0.36%       0.47%        0.62%         0.70%        0.91%
 Portfolio Turnover Rate                            17%         12%           5%            4%          12%
============================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.


------------------------------------------------------------------------------------------------------------
                                                 TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
                                                                      YEAR ENDED                FEB. 24* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     DEC. 31, 2000              DEC. 31, 1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     34.18                  $   26.32
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .136                       .129
 Net Realized and Unrealized Gain
  (Loss) on Investments                                                   (3.578)                     7.877
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                        (3.442)                     8.006
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.148)                     (.146)
 Distributions from Realized Capital Gains                                    --                         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (.148)                     (.146)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $     30.59                  $   34.18
============================================================================================================
TOTAL RETURN**                                                          -;10.07%                     30.43%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                $       210                  $     165
 Ratio of Total Expenses to Average Net Assets                             0.10%                     0.10%+
 Ratio of Net Investment Income to Average Net Assets                      0.46%                     0.56%+
 Portfolio Turnover Rate                                                     17%                        12%
============================================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

------------------------------------------------------------------------------------------------------------
                                                                  TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
                                                                      YEAR ENDED                FEB. 25* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     DEC. 31, 2000              DEC. 31, 1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       12.61              $       10.00
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .074                       .049
 Net Realized and Unrealized Gain (Loss) on Investments                    1.620                      2.615
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                         1.694                      2.664
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.074)                     (.054)
 Distributions from Realized Capital Gains                                    --                         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (.074)                     (.054)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $       14.23              $       12.61
============================================================================================================
TOTAL RETURN**                                                            13.44%                     26.28%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                              $         368              $         194
 Ratio of Total Expenses to Average Net Assets                             0.20%                     0.19%+
 Ratio of Net Investment Income to Average Net Assets                      0.64%                     0.70%+
 Portfolio Turnover Rate                                                     64%                        27%
============================================================================================================

 *Initial share purchase date. Subscription period for the fund was February 22,
  1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Total  returns do not reflect the transaction fee on purchases (0.5% beginning
  4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

------------------------------------------------------------------------------------------------------------
                                                            TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
                                                                      YEAR ENDED                APR. 21* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     DEC. 31, 2000              DEC. 31, 1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       12.61              $       10.76
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .085                       .044
 Net Realized and Unrealized Gain (Loss) on Investments                    1.620                      1.866
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                         1.705                      1.910
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.085)                     (.060)
 Distributions from Realized Capital Gains                                    --                         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (.085)                     (.060)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $       14.23              $       12.61
============================================================================================================
TOTAL RETURN**                                                            13.53%                     17.77%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                              $          46              $          19
 Ratio of Total Expenses to Average Net Assets                             0.10%                     0.10%+
 Ratio of Net Investment Income to Average Net Assets                      0.76%                     0.74%+
 Portfolio Turnover Rate                                                     64%                        27%
============================================================================================================

 *Inception.
**Total  returns do not reflect the transaction fee on purchases (0.5% beginning
  4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

------------------------------------------------------------------------------------------------------
                                                                       TAX-MANAGED INTERNATIONAL FUND
                                                                      YEAR ENDED          AUG. 17* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     DEC. 31, 2000        DEC. 31, 1999
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    11.96           $    10.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .11                  .03
 Net Realized and Unrealized Gain (Loss) on Investments                    (1.82)                1.97
------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                         (1.71)                2.00
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                       (.11)                (.04)
 Distributions from Realized Capital Gains                                    --                   --
------------------------------------------------------------------------------------------------------
  Total Distributions                                                       (.11)                (.04)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    10.14           $    11.96
======================================================================================================
TOTAL RETURN**                                                          -;14.29%               20.01%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $      241           $      135
 Ratio of Total Expenses to Average Net Assets                             0.35%               0.35%+
 Ratio of Net Investment Income to Average Net Assets                      1.24%               0.96%+
 Portfolio Turnover Rate                                                      5%                   7%
======================================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.25% beginning
  4/1/2000, 0.75% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

NOTES TO FINANCIAL STATEMENTS

VANGUARD TAX-MANAGED FUNDS comprise the TAX-MANAGED BALANCED, TAX-MANAGED GROWTH and INCOME, TAX-MANAGED CAPITAL APPRECIATION, TAX-MANAGED SMALL-CAP, and
TAX-MANAGED INTERNATIONAL FUNDS, each of which is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At December 31, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                          CAPITAL CONTRIBUTED      PERCENTAGE         PERCENTAGE
                                  TO VANGUARD         OF FUND      OF VANGUARD'S
TAX-MANAGED FUND                        (000)      NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                               $   76           0.02%              0.08%
Growth and Income                         465           0.02               0.46
Capital Appreciation                      542           0.02               0.54
Small-Cap                                  69           0.02               0.07
International                              38           0.02               0.04
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The Tax-Managed Balanced Fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund's management and administrative expenses. The funds' custodian banks have also agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2000, these arrangements reduced the Tax-Managed Balanced Fund's management and administrative expenses and custodian fee expenses by $9,000 and $6,000, respectively.

D. Each fund, except The Tax-Managed Balanced Fund, offers two classes of shares, the Investor Shares and the Institutional Shares. As of December 31, 2000, the Tax-Managed International Fund has not issued Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expense) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the year ended December 31, 2000, purchases and sales of investment securities other than temporary cash investments were:


---------------------------------------------------------------------------
                                                               (000)
                                                ---------------------------
TAX-MANAGED FUND                                PURCHASES             SALES
---------------------------------------------------------------------------
Balanced                                        $ 140,640          $ 52,894
Growth and Income                                 442,297           120,224
Capital Appreciation                            1,134,770           495,872
Small-Cap                                         369,959           205,555
International                                     143,720             9,473
---------------------------------------------------------------------------

During the year ended December 31, 2000, the Tax-Managed International Fund realized net foreign currency losses of $161,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income.

     Certain of the Tax-Managed International Fund's investments are in securities considered to be "passive foreign investment companies," for which any realized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended
December 31, 2000, the fund realized gains on the sale of passive foreign investment companies of $124,000, which are included in distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.


     At December 31, 2000, the funds had available realized capital losses to offset future net capital gains through the following fiscal year-ends:


--------------------------------------------------------------------------
                                                  EXPIRATION
                                       FISCAL YEAR(S) ENDING        AMOUNT
TAX-MANAGED FUND                                DECEMBER 31,         (000)
--------------------------------------------------------------------------
Balanced                                          2005-;2007     $   1,504
Growth and Income                                 2004-;2009        59,555
Capital Appreciation                              2004-;2009       106,599
Small-Cap                                         2007-;2009         7,816
International                                     2007-;2009         3,228
--------------------------------------------------------------------------

F.  At  December  31,  2000,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                              (000)
                                                --------------------------------
                                                                 NET UNREALIZED
                            APPRECIATED      DEPRECIATED           APPRECIATION
TAX-MANAGED FUND             SECURITIES       SECURITIES         (DEPRECIATION)
--------------------------------------------------------------------------------
Balanced                       $ 73,663         $ (8,654)              $ 65,009
Growth and Income               698,082         (169,143)               528,939
Capital Appreciation          1,028,103         (119,174)               908,929
Small-Cap                        89,172          (12,360)                76,812
International                    15,824          (23,926)                (8,102)
--------------------------------------------------------------------------------

     The Tax-Managed International Fund had net unrealized foreign currency gains of $5,000 resulting from the translation of other assets and liabilities at December 31, 2000.

G. The market value of securities on loan to broker/dealers at December 31, 2000, and collateral received with respect to such loans were:

----------------------------------------------------------
                                         (000)
                           -------------------------------
                           Market Value               Cash
                              of Loaned         Collateral
Tax-Managed Fund             Securities           Received
----------------------------------------------------------
Balanced                        $   241            $   289
Capital Appreciation             16,810             18,266
Small-Cap                         2,783              2,954
----------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

H. Shares issued and redeemed for each class of shares were:

--------------------------------------------------------------------------------
                                                        SHARES (000)
                                        ----------------------------------------
                                                                   NET INCREASE
                                             ISSUED IN               (DECREASE)
TAX-MANAGED FUND/YEAR/                    LIEU OF CASH                IN SHARES
SHARE CLASS                   ISSUED     DISTRIBUTIONS   REDEEMED   OUTSTANDING
--------------------------------------------------------------------------------
BALANCED--2000
 Investor Shares               4,898               462       (994)        4,366
--------------------------------------------------------------------------------
BALANCED--1999
 Investor Shares               5,480               335       (704)        5,111
--------------------------------------------------------------------------------
GROWTH AND INCOME--2000
 Investor Shares              14,851               621     (4,969)       10,503
 Institutional Shares            206                1        (297)          (80)
--------------------------------------------------------------------------------
GROWTH AND INCOME--1999
 Investor Shares              24,799               577     (5,867)       19,509
 Institutional Shares          3,511                15       (137)        3,389
--------------------------------------------------------------------------------
CAPITAL APPRECIATION--2000
 Investor Shares              19,938               288     (3,413)       16,813
 Institutional Shares          2,022                26         (2)        2,046
--------------------------------------------------------------------------------
CAPITAL APPRECIATION--1999
 Investor Shares              17,329               219     (5,527)       12,021
 Institutional Shares          4,817                17         --         4,834
--------------------------------------------------------------------------------
SMALL-CAP--2000
 Investor Shares              10,965               114       (644)       10,435
 Institutional Shares          1,744                15        (44)        1,715
--------------------------------------------------------------------------------
SMALL-CAP--1999
 Investor Shares              16,893                59     (1,550)       15,402
 Institutional Shares          1,500                 7         --         1,507
--------------------------------------------------------------------------------
INTERNATIONAL--2000
 Investor Shares              13,140               172       (844)       12,468
--------------------------------------------------------------------------------
INTERNATIONAL--1999
 Investor Shares              11,252                26         (3)       11,275
--------------------------------------------------------------------------------

REPORT
OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Tax-Managed Funds

In our opinion, the statements of net assets (and the statement of assets and liabilities for Vanguard Tax-Managed International Fund) appearing in the insert to this report and the related statements of operations and of changes in net assets and the financial highlights appearing in the accompanying report present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund (separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2001



--------------------------------------------------------------------------------
SPECIAL 2000 TAX INFORMATION (UNAUDITED) FOR VANGUARD TAX-MANAGED FUNDS

This information for the fiscal year ended December 31, 2000, is included pursuant to provisions of the Internal Revenue Code.

     The Tax-Managed Balanced Fund designates $9,242,000 of its income dividends as exempt-interest dividends.

     The Tax-Managed International Fund has elected to pass through the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2000 Form 1099-DIV.

     For corporate shareholders,  the following percentages of investment income
(dividend   income   plus   short-term   gains,   if   any)   qualify   for  the
dividends-received deduction.

-----------------------------------------------------
Tax-Managed Balanced Fund                      98.2%*
Tax-Managed Growth and Income Fund            100.0
Tax-Managed Capital Appreciation Fund         100.0
Tax-Managed Small-Cap Fund                    100.0
-----------------------------------------------------
*The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

THE PEOPLE
   WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.
     The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS
RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.
THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-1996.

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard &  Poor's(R),  S&P(R),  S&P  500(R),  Standard & Poor's 500,  500,  S&P
MidCap400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q870 022001

VANGUARD TAX-MANAGED FUNDS
     STATEMENT OF NET ASSETS DECEMBER 31, 2000

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, which begin on page 26 of the accompanying report.
     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market value order. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances.
Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Contents
Tax-Managed Balanced Fund ......................... 1
Tax-Managed Growth and Income Fund ................12
Tax-Managed Capital Appreciation Fund .............18
Tax-Managed Small-Cap Fund ........................24
Tax-Managed International Fund ....................31

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                                SHARES        (000)
--------------------------------------------------------------------------------

    General Electric Co.                                    156,109       7,483
    Pfizer, Inc.                                            100,225       4,610
*   Cisco Systems, Inc.                                     116,500       4,456
    Citigroup, Inc.                                          81,015       4,137
    Merck & Co., Inc.                                        38,900       3,642
    Exxon Mobil Corp.                                        40,772       3,545
    Intel Corp.                                             111,500       3,352
    American International
       Group, Inc.                                           33,577       3,309
*   Microsoft Corp.                                          58,400       2,533
*   EMC Corp.                                                37,500       2,494
    Wal-Mart Stores, Inc.                                    46,000       2,444
    International Business
       Machines Corp.                                        27,900       2,372
    Johnson & Johnson                                        22,194       2,332
*   Oracle Corp.                                             72,400       2,104
    The Coca-Cola Co.                                        32,200       1,962
    Home Depot, Inc.                                         39,900       1,823
    Eli Lilly & Co.                                          16,600       1,545
    Texas Instruments, Inc.                                  31,000       1,469
*   America Online, Inc.                                     41,960       1,460
    Morgan Stanley Dean
    Witter & Co.                                             17,960       1,423
*   Sun Microsystems, Inc.                                   50,600       1,410
    Pharmacia Corp.                                          23,075       1,408
    SBC Communications Inc.                                  26,444       1,263
    Medtronic, Inc.                                          20,300       1,226
    American Express Co.                                     21,400       1,176
*   Amgen, Inc.                                              17,800       1,138
    Enron Corp.                                              13,500       1,122
    Schering-Plough Corp.                                    19,100       1,084
*   QUALCOMM, Inc.                                           12,700       1,044
    Bristol-Myers Squibb Co.                                 13,900       1,028
    Time Warner, Inc.                                        19,500       1,019
*   Viacom Inc. Class B                                      21,629       1,011
    Fannie Mae                                               11,500         998
    The Walt Disney Co.                                      32,600         943
    Merrill Lynch & Co., Inc.                                13,400         914
    Corning, Inc.                                            16,900         893
    Hewlett-Packard Co.                                      27,600         871
*   Veritas Software Corp.                                    8,919         780

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                                SHARES        (000)
--------------------------------------------------------------------------------
*   Qwest Communications
       International Inc.                                  $ 18,351     $   752
    McDonald's Corp.                                         21,600         734
*   WorldCom, Inc.                                           51,965         731
*   Dell Computer Corp.                                      41,700         727
*   Comcast Corp.-Special Class A                            17,400         726
*   Safeway, Inc.                                            11,134         696
*   AT&T Corp.-;Liberty Media Class A                        48,794         662
    Chevron Corp.                                             7,800         659
    PepsiCo, Inc.                                            13,000         644
    Charles Schwab Corp.                                     22,550         640
*   Applied Materials, Inc.                                  16,500         630
    The Boeing Co.                                            9,540         630
    Motorola, Inc.                                           30,806         624
    BellSouth Corp.                                          14,700         602
*   Siebel Systems, Inc.                                      8,800         595
    Baxter International, Inc.                                6,600         583
*   AES Corp.                                                10,300         570
    Automatic Data Processing, Inc.                           9,000         570
    Anadarko Petroleum Corp.                                  7,996         568
    Lehman Brothers Holdings, Inc.                            8,200         555
    UnitedHealth Group Inc.                                   9,000         552
*   Agilent Technologies, Inc.                               10,063         551
*   The Kroger Co.                                           20,200         547
*   BEA Systems, Inc.                                         8,000         538
*   Comverse Technology, Inc.                                 4,900         532
*   Kohl's Corp.                                              8,600         525
    Southwest Airlines Co.                                   15,612         523
    Waste Management, Inc.                                   18,801         522
    Coastal Corp.                                             5,900         521
    AFLAC, Inc.                                               7,200         520
*   Clear Channel
       Communications, Inc.                                  10,630         515
    Bank of America Corp.                                    11,205         514
*   Analog Devices, Inc.                                      9,934         508
    Dynegy, Inc.                                              9,024         506
    Paychex, Inc.                                            10,350         503
    Linear Technology Corp.                                  10,800         500
    Lucent Technologies, Inc.                                36,541         493
*   VoiceStream Wireless Corp.                                4,900         493
*   Calpine Corp.                                            10,900         491
*   JDS Uniphase Corp.                                       11,700         488
    State Street Corp.                                        3,900         484
    Philip Morris Cos., Inc.                                 11,000         484
*   Forest Laboratories, Inc.                                 3,600         478
    Cardinal Health, Inc.                                     4,727         471
    Alcoa Inc.                                               13,888         465
    Tenet Healthcare Corp.                                   10,427         463
    Providian Financial Corp.                                 8,000         460
*   Waters Corp.                                              5,500         459
    Metropolitan Life Insurance Co.                          13,000         455
    Adobe Systems, Inc.                                       7,800         454
*   TeleCorp PCS, Inc.                                       20,188         452
    Verizon Communications                                    9,000         451
*   Costco Wholesale Corp.                                   11,100         443
    Capital One Financial Corp.                               6,700         441
*   IVAX Corp.                                               11,450         439
*   Thermo Electron Corp.                                    14,575         434
    Golden West Financial Corp.                               6,400         432
*   Nabors Industries, Inc.                                   7,300         432
*   Micron Technology, Inc.                                  12,100         430
    The Goldman Sachs Group, Inc.                             4,000         428
*   Solectron Corp.                                          12,500         424
*   HEALTHSOUTH Corp.                                        25,600         418
*   Genzyme Corp.                                             4,600         414
*   Immunex Corp.                                            10,000         406
*   Xilinx, Inc.                                              8,800         406
    First Data Corp.                                          7,684         405
*   Watson Pharmaceuticals, Inc.                              7,900         404
*   Sepracor Inc.                                             5,000         401
*   ALZA Corp.                                                9,400         400
*   King Pharmaceuticals, Inc.                                7,700         398
    Abbott Laboratories                                       8,200         397
*   Wellpoint Health Networks Inc.
       Class A                                                3,433         396
*   Infinity Broadcasting Corp.                              13,975         390
*   Applied Micro Circuits Corp.                              5,200         390
*   Maxim Integrated Products, Inc.                           8,100         387
*   Palm, Inc.                                               13,583         385
    EOG Resources, Inc.                                       7,000         383
*   Noble Drilling Corp.                                      8,800         382
*   R & B Falcon Corp.                                       16,604         381
    Conoco Inc. Class B                                      13,100         379
*   Tellabs, Inc.                                             6,700         379
*   Grant Prideco, Inc.                                      17,215         378
    Harley-Davidson, Inc.                                     9,500         378
*   Trigon Healthcare, Inc.                                   4,800         373
*   BJ Services Co.                                           5,400         372
*   General Motors Corp. Class H                             15,962         367
*   Bed Bath & Beyond, Inc.                                  16,200         362
*   DST Systems, Inc.                                         5,400         362
*   PeopleSoft, Inc.                                          9,700         361
*   Weatherford International, Inc.                           7,615         360
*   Oxford Health Plan                                        9,100         359
*   Concord EFS, Inc.                                         8,175         359
*   Genentech, Inc.                                           4,400         359
*   Ocean Energy, Inc.                                       20,500         356
*   Litton Industries, Inc.                                   4,500         354
*   Starbucks Corp.                                           7,900         350
*   Network Appliance, Inc.                                   5,400         347
*   Universal Health Services Class B                         3,100         346
*   ADC Telecommunications, Inc.                             19,100         346
*   Rowan Cos., Inc.                                         12,800         346
*   BISYS Group, Inc.                                         6,600         344
    Stryker Corp.                                             6,800         344
*   FedEx Corp.                                               8,600         344
    Walgreen Co.                                              8,200         343
    Progressive Corp. of Ohio                                 3,300         342

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                             SHARES        (000)
--------------------------------------------------------------------------------
*   Electronic Arts Inc.                                   $  8,000     $   341
*   International Game Technology                             7,100         341
    M & T Bank Corp.                                          5,000         340
*   Guidant Corp.                                             6,300         340
    Freddie Mac                                               4,900         337
*   Smith International, Inc.                                 4,500         336
*   Global Marine, Inc.                                      11,800         335
*   Millennium Pharmaceuticals, Inc.                          5,400         334
    Wells Fargo Co.                                           6,000         334
*   CIENA Corp.                                               4,100         333
*   Cablevision Systems Corp. Class B                         3,900         331
*   MedImmune Inc.                                            6,900         329
    Devon Energy Corp.                                        5,390         329
    Danaher Corp.                                             4,800         328
    The Pepsi Bottling Group, Inc.                            8,200         327
*   Health Management Associates
       Class A                                               15,712         326
    Gillette Co.                                              9,000         325
    Stilwell Financial, Inc.                                  8,200         323
    E.I. du Pont de Nemours & Co.                             6,600         319
    American Home Products Corp.                              5,000         318
*   Republic Services, Inc. Class A                          18,400         316
*   i2 Technologies, Inc.                                     5,800         315
    Apache Corp.                                              4,500         315
    John Hancock Financial
    Services, Inc.                                            8,300         312
*   Brocade Communications
       Systems, Inc.                                          3,400         312
    Cintas Corp.                                              5,850         311
*   AMR Corp.                                                 7,900         310
*   Cox Communications, Inc. Class A                          6,600         307
*   Atmel Corp.                                              26,400         307
*   St. Jude Medical, Inc.                                    4,992         307
*   Fiserv, Inc.                                              6,450         306
*   Chiron Corp.                                              6,840         304
*   Cooper Cameron Corp.                                      4,600         304
    MGIC Investment Corp.                                     4,500         303
    Whitman Corp.                                            18,400         301
    Minnesota Mining &
       Manufacturing Co.                                      2,500         301
*   Biogen, Inc.                                              5,000         300
    ENSCO International, Inc.                                 8,800         300
*   NEXTEL Communications, Inc.                              12,100         299
    Lowe's Cos., Inc.                                         6,700         298
    Starwood Hotels & Resorts
       Worldwide, Inc.                                        8,401         296
*   Smurfit-Stone Container Corp.                            19,788         296
*   Altera Corp.                                             11,200         295
    The PMI Group Inc.                                        4,350         294
*   Broadcom Corp.                                            3,500         294
*   Jones Apparel Group, Inc.                                 9,000         290
*   Continental Airlines, Inc. Class B                        5,600         289
*   Sprint PCS                                               14,000         286
    Keebler Foods Co.                                         6,900         286
*   ICOS Corp.                                                5,500         286
    Allmerica Financial Corp.                                 3,900         283
*   SDL, Inc.                                                 1,900         282
    CenturyTel, Inc.                                          7,875         282
*   Robert Half International, Inc.                          10,600         281
*   American Tower Corp. Class A                              7,400         280
*   Level 3 Communications, Inc.                              8,500         279
*   McLeodUSA, Inc. Class A                                  19,400         274
*   Niagara Mohawk Holdings Inc.                             16,400         274
*   Affiliated Computer Services, Inc.
       Class A                                                4,500         273
*   US Airways Group, Inc.                                    6,700         272
    AMBAC Financial Group Inc.                                4,650         271
*   Computer Sciences Corp.                                   4,500         271
    Telephone & Data Systems, Inc.                            3,000         270
*   Allied Waste Industries, Inc.                            18,500         269
*   Intuit, Inc.                                              6,800         268
*   Yahoo!, Inc.                                              8,900         268
    Golden State Bancorp Inc.                                 8,500         267
    The MONY Group Inc.                                       5,400         267
    Compaq Computer Corp.                                    17,581         265
    Franklin Resources Corp.                                  6,900         263
*   Convergys Corp.                                           5,800         263
*   SPX Corp.                                                 2,400         260
*   AutoZone Inc.                                             9,100         259
    Kerr-McGee Corp.                                          3,874         259
*   Emulex Corp.                                              3,200         256
    Amerada Hess Corp.                                        3,500         256
    The Gap, Inc.                                            10,025         256
    Williams Cos., Inc.                                       6,400         256
    Expeditors International of
       Washington, Inc.                                       4,700         252
*   KLA-Tencor Corp.                                          7,400         249
*   Lexmark International, Inc.                               5,600         248
*   American Standard Cos., Inc.                              5,000         247
*   NTL Inc.                                                 10,206         244
    Biomet, Inc.                                              6,150         244
*   Univision Communications Inc.                             5,900         242
*   Federated Department Stores, Inc.                         6,900         241
    Delta Air Lines, Inc.                                     4,800         241
    Sysco Corp.                                               8,000         240
    Sabre Holdings Corp.                                      5,540         239
    Illinois Tool Works, Inc.                                 4,000         238
*   FMC Corp.                                                 3,300         237
    Northern Trust Corp.                                      2,900         237
*   Dobson Communications Corp.                              16,100         235
    Kinder Morgan, Inc.                                       4,500         235
*   Cadence Design Systems, Inc.                              8,500         234
*   Toys R Us, Inc.                                          14,000         234
*   Staples, Inc.                                            19,737         233
    Transatlantic Holdings, Inc.                              2,200         233
*   BroadWing Inc.                                           10,200         233
*   Brinker International, Inc.                               5,500         232
*   Cendant Corp.                                            24,126         232

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                                SHARES        (000)
--------------------------------------------------------------------------------
* Kansas City Southern
   Industries,Inc.                                         $ 22,850     $   231
* Teradyne, Inc.                                              6,200         231
* BJ's Wholesale Club, Inc.                                   6,000         230
* Sanmina Corp.                                               3,000         230
(1)Plum Creek Timber Company Inc.                             8,700         226
* Citizens Communications Co.                                17,137         225
* Northwest Airlines Corp. Class A                            7,400         223
  Lyondell Chemical Co.                                      14,400         220
  The St. Joe Co.                                             9,900         218
  Kimberly-Clark Corp.                                        3,072         217
  Ford Motor Co.                                              9,265         217
  Rouse Co. REIT                                              8,500         217
  Northeast Utilities                                         8,900         216
* Commerce One, Inc.                                          8,500         215
* Tricon Global Restaurants, Inc.                             6,500         215
* PMC Sierra Inc.                                             2,700         212
* Xo Communications Inc.                                     11,900         212
* NRG Energy, Inc.                                            7,600         211
* AT&T Wireless Group                                        12,200         211
  Coca-Cola Enterprises, Inc.                                11,100         211
  General Dynamics Corp.                                      2,700         211
  AT&T Corp.                                                 12,159         210
  Radian Group, Inc.                                          2,800         210
* Energizer Holdings, Inc.                                    9,800         209
* IDEC Pharmaceuticals Corp.                                  1,100         209
* Andrx Corp. - Andrx Group                                   3,600         208
* Quanta Services, Inc.                                       6,400         206
* U.S. Cellular Corp.                                         3,400         205
* NCR Corp.                                                   4,168         205
  Molex, Inc.                                                 5,766         205
* AutoNation, Inc.                                           34,000         204
  Noble Affiliates, Inc.                                      4,400         202
  ALLTEL Corp.                                                3,230         202
  NSTAR                                                       4,700         202
  Manpower Inc.                                               5,300         201
  Estee Lauder Cos. Class A                                   4,500         197
* SCI Systems, Inc.                                           7,400         195
  Neuberger Berman Inc.                                       2,400         195
  Mylan Laboratories, Inc.                                    7,700         194
* CNA Financial Corp.                                         5,000         194
* Advanced Micro Devices, Inc.                               14,000         193
* Kmart Corp.                                                36,300         193
* Western Wireless Corp. Class A                              4,900         192
  International Paper Co.                                     4,658         190
  Homestake Mining Co.                                       45,400         190
  Emerson Electric Co.                                        2,400         189
  PerkinElmer, Inc.                                           1,800         189
  Millipore Corp.                                             3,000         189
* Redback Networks Inc.                                       4,600         189
  General Motors Corp.                                        3,679         187
* Powertel Inc.                                               3,000         186
  IBP, Inc.                                                   6,900         185
* CDW Computer Centers, Inc.                                  6,600         184
  Lockheed Martin Corp.                                       5,400         183
* USA Networks, Inc.                                          9,400         183
  Fastenal Co.                                                3,300         181
* Crown Castle International Corp.                            6,500         176
* National-Oilwell, Inc.                                      4,500         174
* EchoStar Communications Corp.                               7,600         173
  IMS Health, Inc.                                            6,400         173
* Office Depot, Inc.                                         24,200         172
* Charter Communications, Inc.                                7,600         172
  MGM Mirage, Inc.                                            6,114         172
* Apogent Technologies Inc.                                   8,400         172
  Hercules, Inc.                                              9,000         172
  Newmont Mining Corp.                                        9,989         170
  Total System Services, Inc.                                 7,600         170
* Triton PCS, Inc.                                            5,000         170
  St. Paul Cos., Inc.                                         3,100         168
* Gentex Corp.                                                9,000         168
  AXA ADR                                                     2,301         165
* TMP Worldwide, Inc.                                         3,000         165
* Juniper Networks, Inc.                                      1,300         164
* Parametric Technology Corp.                                12,100         163
* Celgene Corp.                                               5,000         163
  Honeywell International Inc.                                3,400         161
* Dollar Tree Stores, Inc.                                    6,550         160
* Saks Inc.                                                  16,000         160
* Human Genome Sciences, Inc.                                 2,300         159
* Boston Scientific Corp.                                    11,500         157
* Navistar International Corp.                                6,000         157
* VeriSign, Inc.                                              2,100         156
* National Semiconductor Corp.                                7,700         155
* Finisar Corp.                                               5,300         154
* LSI Logic Corp.                                             8,900         152
* MiniMed, Inc.                                               3,600         151
* Citrix Systems, Inc.                                        6,700         151
* 7-Eleven, Inc.                                             17,200         151
  Darden Restaurants Inc.                                     6,500         149
* Owens-Illinois, Inc.                                       26,000         148
  McKesson HBOC, Inc.                                         4,100         147
  Baker Hughes, Inc.                                          3,540         147
  HCA - The Healthcare Co.                                    3,302         145
* Extreme Networks, Inc.                                      3,700         145
* Williams Sonoma, Inc.                                       7,200         144
* Safeguard Scientifics, Inc.                                21,700         144
  Wesco Financial Corp.                                         510         144
  Xcel Energy, Inc.                                           4,900         142
* Mastec Inc.                                                 7,100         142
* Wireless Facilities, Inc.                                   3,900         141
  The Hartford Financial Services
   Group Inc.                                                 2,000         141
  NiSource, Inc.                                              4,577         141
* Best Buy Co., Inc.                                          4,700         139
* SunGard Data Systems, Inc.                                  2,900         137
* Winstar Communications, Inc.                               11,600         136
* Apple Computer, Inc.                                        9,100         135

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* PanAmSat Corp.                                           $  3,844     $   133
  Caterpillar, Inc.                                           2,800         132
  Sprint Corp.                                                6,400         130
* Jabil Circuit, Inc.                                         5,100         129
* KEMET Corp.                                                 8,500         129
  Becton, Dickinson & Co.                                     3,700         128
* Synopsys, Inc.                                              2,700         128
* Sonus Networks, Inc.                                        5,000         126
  Tootsie Roll Industries, Inc.                               2,700         124
* Sealed Air Corp.                                            4,020         123
* Gateway, Inc.                                               6,800         122
* Avanex Corp.                                                2,000         119
* Tech Data Corp.                                             4,300         116
* ANC Rental Corp.                                           33,025         116
* Chris-Craft Industries, Inc.                                1,721         114
  Martin Marietta Materials, Inc.                             2,700         114
* Kopin Corp.                                                10,200         113
  MBIA, Inc.                                                  1,500         111
  Electronic Data Systems Corp.                               1,900         110
  Hertz Corp. Class A                                         3,200         109
  Albertson's, Inc.                                           4,100         109
  Florida East Coast Industries,
   Inc. Class A                                               3,000         108
* PRIMEDIA Inc.                                               9,000         107
* Amazon.com, Inc.                                            6,900         107
* Fox Entertainment Group, Inc.
   Class A                                                    6,000         107
* Rational Software Corp.                                     2,700         105
* BroadVision, Inc.                                           8,800         104
* Knight Trading Group, Inc.                                  7,400         103
* Outback Steakhouse                                          3,950         102
  Federated Investors, Inc.                                   3,500         102
* Fluor Corp.                                                 3,000          99
* Park Place Entertainment                                    8,100          97
  Sigma-Aldrich Corp.                                         2,400          94
  Bank One Corp.                                              2,564          94
  DENTSPLY International Inc.                                 2,400          94
* Dycom Industries, Inc.                                      2,600          93
  Loews Corp.                                                   900          93
* Focal Communications Corp.                                 13,100          92
* Metro-Goldwyn-Mayer Inc.                                    5,600          91
*(1)Plug Power, Inc.                                          6,200          91
* 3Com Corp.                                                 10,400          88
  Praxair, Inc.                                               1,900          84
  Kellogg Co.                                                 3,200          84
* Sycamore Networks, Inc.                                     2,200          82
* Harrah's Entertainment, Inc.                                3,100          82
* TIBCO Software Inc.                                         1,700          81
* Mercury Interactive Corp.                                     900          81
  American General Corp.                                        975          79
* eBay Inc.                                                   2,400          79
  Computer Associates
   International, Inc.                                        4,046          79
* QLogic Corp.                                                1,000          77
  Dime Bancorp, Inc.                                          2,600          77
* Exodus Communications, Inc.                                 3,700          74
  R.J. Reynolds Tobacco Holdings, Inc.                        1,501          73
* American Power Conversion Corp.                             5,800          72
  Circuit City Stores, Inc.                                   6,000          69
  ServiceMaster Co.                                           5,900          68
  NIKE, Inc. Class B                                          1,200          67
* Quantum Corp.-;DLT &
   Storage Systems                                            5,000          67
* Novellus Systems, Inc.                                      1,800          65
  BHC Communications, Inc. Class A                              500          65
  Diamond Offshore Drilling, Inc.                             1,600          64
  Zions Bancorp                                               1,000          62
* Novell, Inc.                                               11,800          62
* Vignette Corp.                                              3,400          61
  Hilton Hotels Corp.                                         5,779          61
* Arrow Electronics, Inc.                                     2,100          60
* Conexant Systems, Inc.                                      3,900          60
* Hanover Compressor Co.                                      1,300          58
  Burlington Northern Santa Fe Corp.                          2,038          58
  The Clorox Co.                                              1,600          57
* Consolidated Stores, Inc.                                   5,300          56
* BMC Software, Inc.                                          4,000          56
* Compuware Corp.                                             8,800          55
  Procter & Gamble Co.                                          700          55
  Global TeleSystems, Inc.                                   67,300          55
  Mattel, Inc.                                                3,680          53
  Florida East Coast Industries, Inc.
   Class B                                                    1,547          53
* Metromedia Fiber Network, Inc.                              5,200          53
* Newfield Exploration Co.                                    1,100          52
  Rohm & Haas Co.                                             1,400          51
* Time Warner Telecom Inc.                                      800          51
* Ingram Micro, Inc.                                          4,500          51
* RF Micro Devices, Inc.                                      1,800          49
* Apollo Group, Inc. Class A                                  1,000          49
* Adaptec, Inc.                                               4,700          48
  Nucor Corp.                                                 1,200          48
* Sybron Dental Specialties, Inc.                             2,800          47
  Marriott International, Inc. Class A                        1,100          46
  Dollar General Corp.                                        2,460          46
* MSC Industrial Direct Co., Inc.
   Class A                                                    2,500          45
  W.W. Grainger, Inc.                                         1,200          44
  Texaco Inc.                                                   688          43
  SCANA Corp.                                                 1,400          41
  J.C. Penney Co., Inc.                                       3,800          41
  Wrigley, (Wm.) Jr. Co.                                        400          38
  Massey Energy Co.                                           3,000          38
  The Limited, Inc.                                           2,138          36
* Allegiance Telecom, Inc.                                    1,600          36
* Pacificare Health Systems, Inc.                             2,300          35
  Beckman Coulter, Inc.                                         800          34
  Delphi Automotive Systems Corp.                             2,935          33

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                                SHARES        (000)
--------------------------------------------------------------------------------
  Johns Manville Corp.                                     $  2,500     $    32
* Ceridian Corp.                                              1,600          32
* Cabletron Systems, Inc.                                     2,100          32
* Devry, Inc.                                                   800          30
* Micromuse Inc.                                                500          30
  Newell Rubbermaid, Inc.                                     1,218          28
* Vitesse Semiconductor Corp.                                   500          28
  Host Marriott Corp. REIT                                    2,100          27
  Georgia Pacific Group                                         872          27
  Moody's Corp.                                               1,000          26
* Avaya Inc.                                                  2,453          25
  Burlington Resources, Inc.                                    500          25
  E.W. Scripps Co. Class A                                      400          25
  C.H. Robinson Worldwide, Inc.                                 800          25
  USG Corp.                                                   1,100          25
  Cinergy Corp.                                                 700          25
* TD Waterhouse Group, Inc.                                   1,800          24
* Aetna Inc.                                                    569          23
  ITT Industries, Inc.                                          600          23
  Belo Corp. Class A                                          1,400          22
  Reynolds & Reynolds Class A                                 1,100          22
  FirstEnergy Corp.                                             700          22
  Legg Mason Inc.                                               400          22
  IMC Global Inc.                                             1,400          22
  Hasbro, Inc.                                                2,025          22
* Marine Drilling Co., Inc.                                     800          21
  TXU Corp.                                                     472          21
  Sealed Air Corp. $2.00 Cvt. Pfd.                              617          20
* Varco International, Inc.                                     900          20
* Six Flags, Inc.                                             1,100          19
  Autodesk, Inc.                                                700          19
  21st Century Insurance Group                                1,300          19
  Union Pacific Corp.                                           359          18
  Nordstrom, Inc.                                             1,000          18
  The Chase Manhattan Corp.                                     400          18
* CMGI Inc.                                                   3,100          17
* Pride International Inc.                                      700          17
  RadioShack Corp.                                              400          17
  Comdisco, Inc.                                              1,400          16
* Lamar Advertising Co. Class A                                 400          15
* Mandalay Resort Group                                         700          15
  Shaw Industries, Inc.                                         800          1
  Herman Miller, Inc.                                           500          14
* Applera Corp.-;Celera
   Genomics Group                                               400          14
* Sapient Corp.                                               1,100          13
* Art Technology Group, Inc.                                    400          12
* Powerwave Technologies, Inc.                                  200          12
  Reinsurance Group of America, Inc.                            300          11
* Spectrasite Holdings, Inc.                                    800          11
  Crown Cork & Seal Co., Inc.                                 1,400          10
* InfoSpace, Inc.                                             1,100          10
* Global Industries Ltd.                                        600           8
  Visteon Corp.                                                 693           8
  Newport Corp.                                                 100           8
* Inktomi Corp.                                                 400           7
* Internet Capital Group, Inc.                                1,900           6
* Foundry Networks, Inc.                                        400           6
* Rite Aid Corp.                                              2,400           6
* Openwave Systems Inc.                                         100           5
  Allegheny Technologies Inc.                                   288           5
* Portal Software, Inc.                                         500           4
  UAL Corp.                                                     100           4
  Autoliv, Inc.                                                 211           3
  Archer-Daniels-Midland Co.                                    211           3
* RCN Corp.                                                     400           3
  Raytheon Co. Class A                                           83           2
* Network Associates, Inc.                                      550           2
  CVS Corp.                                                      28           2
* PSINet, Inc.                                                1,700           1
* Scient Corp.                                                  200           1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (COST $124,281)                                                       $184,145
--------------------------------------------------------------------------------
                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (53.0%)
--------------------------------------------------------------------------------
ALASKA (0.7%)
Matanuska-Susitna Borough AK GO
 5.50%, 3/1/2012 (3)                                         $1,695       1,829
North Slope Borough AK GO
 7.50%, 6/30/2001 (3)                                         1,000       1,017
                                                                    ------------
                                                                          2,846
                                                                    ------------
ARIZONA (0.6%)
Arizona Transp. Board Highway Rev.
 6.50%, 7/1/2011                                              1,000       1,049
Arizona Transp. Excise Tax Rev.
 6.50%, 7/1/2004                                              1,250       1,344
                                                                    ------------
                                                                          2,393
                                                                    ------------
CALIFORNIA (2.3%)
California Dept. of Water Resource Rev.
 (Central Valley Project)
 8.25%, 12/1/2003                                               290         324
California GO
 6.40%, 2/1/2006 (1)                                            500         554
California Health Fac. Finance Auth.
 (Catholic Healthcare West)
 6.25%, 7/1/2006 (1)                                            395         437
California Public Works Board
 Lease Rev. (Dept. of Corrections)
 5.00%, 9/1/2011 (2)                                          1,535       1,617
Central Coast CA Water Auth.
 6.00%, 10/1/2008 (2)                                         1,000       1,112
Clovis CA Unified School Dist. GO
 0.00%, 8/1/2005 (3)                                          2,000       1,660
Los Angeles CA Unified School Dist. GO
 6.00%, 7/1/2008 (3)                                          1,000       1,121

--------------------------------------------------------------------------------
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
Los Angeles CA Wastewater
 System Rev.
 5.75%, 6/1/2010 (1)                                        $   400    $    421
San Bernardino CA Medical
 Center COP
 5.50%, 8/1/2005 (1)                                            500         531
South Orange County CA Public
 Finance Auth.
 7.00%, 9/1/2006 (1)                                            875       1,004
Univ. of California Rev.
 (Multiple Purpose Project)
 12.00%, 9/1/2003 (2)                                           500         599
                                                                    ------------
                                                                          9,380
                                                                    ------------
COLORADO (0.5%)
Denver CO City & County School
 Dist. GO
 5.25%, 12/1/2016 (3)                                         2,080       2,134

CONNECTICUT (0.5%)
Connecticut GO
 6.00%, 5/15/2003                                             1,000       1,044
South Central Connecticut Regional
 Water Auth. Water System Rev.
 5.75%, 8/1/2006 (3)                                            900         949
                                                                    ------------
                                                                          1,993
                                                                    ------------
DISTRICT OF COLUMBIA (1.7%)
District of Columbia GO
 5.40%, 6/1/2012 (2)                                            455         476
 5.50%, 6/1/2004 (4)                                          1,000       1,039
 5.50%, 6/1/2007                                              2,000       2,121
 6.75%, 6/1/2005 (1)                                              5           5
District of Columbia Rev.
 (George Washington Univ.)
 6.00%, 9/15/2011 (1)                                         3,000       3,328
                                                                    ------------
                                                                          6,969
                                                                    ------------
FLORIDA (1.7%)
Broward County FL School Dist. GO
 5.30%, 2/15/2004                                             1,295       1,340
Collier County FL Health Fac.
 Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)
 4.90%, 1/3/2001                                              1,000       1,000
Florida Dept. of General Services Rev.
 6.00%, 7/1/2002 (2)                                          1,000       1,038
Florida Turnpike Auth. Rev.
 5.25%, 7/1/2009 (3)                                            485         517
 5.25%, 7/1/2010 (3)                                            825         875
Lee County FL School Board COP
 6.00%, 8/1/2005 (3)                                            800         860
Tampa FL Health System Rev.
 (Catholic Health)
 5.00%, 11/15/2009 (2)                                        1,000       1,035
                                                                    ------------
                                                                          6,665
                                                                    ------------
GEORGIA (2.1%)
Atlanta GA Airport Rev.
 5.75%, 1/1/2013 (3)                                          3,370       3,665
Burke County GA Dev. Auth. PCR
 VRDO (Georgia Power Co.)
 5.00%, 1/3/2001                                                150         150
Georgia GO
 6.00%, 3/1/2004                                              1,000       1,054
Georgia Muni. Electric Auth. Rev.
 6.25%, 1/1/2012 (1)                                          3,000       3,435
                                                                    ------------
                                                                          8,304
                                                                    ------------
HAWAII (0.5%)
Hawaii GO
 5.875%, 10/1/2014 (1) 1,870 2,034
Illinois (0.8%)
Chicago IL GO
 (City Colleges Improvement Projects)
 0.00%, 1/1/2012 (3)                                          2,380       1,391
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Serices Inc.)
 5.00%, 6/1/2002                                              1,635       1,654
                                                                    ------------
                                                                          3,045
                                                                    ------------
KANSAS (0.5%)
Kansas Dev. Finance Auth.
 Board of Regents
 5.50%, 10/1/2003                                             1,800       1,865
                                                                    ------------
Kentucky (0.1%)
Kentucky Property & Buildings
 Comm. Rev.
 5.80%, 9/1/2006                                                400         417

LOUISIANA (1.1%)
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)
 5.00%, 7/1/2002 (4)                                          2,000       2,025
St. Charles Parish LA PCR PUT
 (Entergy Inc.)
 5.35%, 10/1/2003                                             2,400       2,405
                                                                    ------------
                                                                          4,430
                                                                    ------------
MARYLAND (0.8%)
Maryland Dept. of Transp. Rev.
 5.20%, 9/15/2004                                               400         415
Maryland Health & Higher Educ.
 Fac. Auth. Rev. (Johns Hopkins Univ.)
 6.00%, 7/1/2005                                              2,740       2,956
                                                                    ------------
                                                                          3,371
                                                                    ------------
MASSACHUSETTS (2.3%)
Chelsea MA GO
 5.50%, 6/15/2011 (2)                                           740         797
 5.50%, 6/15/2012 (2)                                           735         785

--------------------------------------------------------------------------------
                                                               FACE       MARKET
TAX-MANAGED                                                  AMOUNT       VALUE*
BALANCED FUND                                                 (000)        (000)
--------------------------------------------------------------------------------
Massachusetts Bay Transp. Auth.
 5.125%, 3/1/2013                                          $  1,695   $   1,744
 6.25%, 3/1/2005                                              1,000       1,078
Massachusetts Health & Educ. Fac.
 Auth. Rev. (Northeastern Univ.)
 5.00%, 10/1/2017 (1)                                         1,000       1,000
Massachusetts Ind. Finance Agency
 Resource Recovery Rev.
 (Refusetech Inc. Project)
 6.30%, 7/1/2005                                              1,000       1,047
Massachusetts Water Pollution
 Abatement Trust
 6.00%, 8/1/2010                                              1,780       1,989
Massachusetts Water Resources Auth.
 4.70%, 1/3/2001 (2)                                            450         450
 5.75%, 8/1/2004 (1)                                            300         320
                                                                    ------------
                                                                          9,210
                                                                    ------------
MICHIGAN (2.6%)
Dickinson County MI Memorial Hosp.
 System Rev.
 7.625%, 11/1/2005                                              320         347
Greater Detroit MI Resource
 Recovery Auth.
 6.25%, 12/13/2006 (2)                                        1,200       1,320
Michigan Building Auth.
 5.125%, 10/15/2011                                           3,015       3,129
 5.30%, 10/1/2010                                             1,250       1,326
Michigan Environmental Protection
 Program GO
 6.25%, 11/1/2002 (Prere.)                                    1,000       1,056
Michigan Housing Dev. Auth. Rev.
 6.30%, 4/1/2004                                              1,000       1,039
Michigan Muni. Bond Auth. Rev.
 Clean Water Revolving Fund
 5.875%, 10/1/2014                                            2,110       2,312
                                                                    ------------
                                                                         10,529
                                                                    ------------
MISSISSIPPI (0.9%)
Mississippi GO
 6.00%, 12/1/2004                                             3,330       3,547
                                                                    ------------
NEBRASKA (0.6%)
Nebraska Public Power Dist. Rev.
 5.25%, 1/1/2005 (1)                                          2,000       2,074
 5.25%, 1/1/2010 (1)                                            125         132
 5.25%, 1/1/2011 (1)                                            225         236
                                                                    ------------
                                                                          2,442
                                                                    ------------
NEVADA (1.0%)
Clark County NV Airport Improvement
 Rev. VRDO
 (McCarran International Airport)
 4.70%, 1/3/2001 LOC                                            284         284
Clark County NV Airport Rev.
 5.00%, 7/1/2005 (1)                                          1,705       1,756
Clark County NV Passenger Fac.
 Charge Rev. (Las Vegas McCarran
 International Airport)
 6.00%, 7/1/2002 (2)(Prere.)                                  1,000       1,046
Clark County NV School Dist. GO
 5.90%, 6/15/2006 (3)(Prere.)                                   750         818
                                                                    ------------
                                                                          3,904
                                                                    ------------
NEW JERSEY (5.1%)
New Jersey Econ. Dev. Auth. Market
 Transition Fac. Rev.
 5.70%, 7/1/2005 (1)                                            400         424
New Jersey Health Care Fac. Auth. Rev.
 (Atlantic City Medical Center)
 6.80%, 7/1/2005                                              1,000       1,051
New Jersey Transp. Corp. Grant
 Anticipation Notes
 5.50%, 9/1/2003                                              2,500       2,587
New Jersey Transp. Trust Fund Auth.
 5.00%, 6/15/2014                                             1,555       1,576
 6.00%, 6/15/2005 (2)                                         2,500       2,686
 6.00%, 6/15/2008                                               250         277
New Jersey Transit Corp. CTFS Federal
 Transp. Administration Grants
 5.50%, 9/15/2011 (2)                                         3,000       3,263
New Jersey Turnpike Auth. Rev.
 5.625%, 1/1/2015 (1)                                         8,000       8,526
                                                                    ------------
                                                                         20,390
                                                                    ------------
NEW YORK (5.4%)
Erie County NY GO
 6.125%, 1/15/2011 (3)                                          610         694
Hempstead NY GO
 5.625%, 2/1/2011 (3)                                           840         898
Huntington NY GO
 6.70%, 2/1/2010 (3)                                            375         439
Long Island NY Power Auth. Electric
 System Rev.
 5.50%, 12/1/2009 (2)                                         2,000       2,162
Metro. NY Transp. Auth. Rev.
 6.00%, 7/1/2006 (1)                                          1,000       1,089
Metro. NY Transp. Auth. Dedicated
 Tax Fund
 6.125%, 4/1/2014 (3)                                         2,110       2,348
New York City NY GO
 6.375%, 8/15/2005 (Prere.)                                     135         149
 6.375%, 8/15/2009                                              505         550
 7.10%, 8/15/2004 (Prere.)                                      500         555
New York City NY IDA
 (USTA National Tennis Center)
 6.25%, 11/15/2006                                            2,000       2,175
New York City NY Muni. Water
 Finance Auth. Water & Sewer
 System Rev. VRDO
 4.95%, 1/3/2001 (3)                                            470         470

--------------------------------------------------------------------------------
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
New York City NY Transitional
 Finance Auth.
 5.875%, 11/1/2012                                         $  3,305   $   3,657
New York State Dormitory Auth. Rev.
 (State Univ.)
 5.375%, 5/15/2007 (2)                                          400         425
New York State Dormitory Auth. Rev.
 (Vassar Brothers Hosp.)
 5.10%, 7/1/2010 (4)                                          1,500       1,563
New York State Environmental Fac.
 Corp. PCR
 (State Water Recovery Fund)
 6.35%, 6/15/2004 (Prere.)                                      295         320
 6.35%, 6/15/2006                                               225         242
New York State Thruway Auth. Rev.
 (Service Contract)
 5.40%, 4/1/2005 (1)                                            400         419
Suffolk County NY GO
 5.00%, 4/1/2007 (3)                                          1,120       1,166
Triborough Bridge & Tunnel NY
 Auth. Rev.
 5.50%, 1/1/2006 (4)                                          2,000       2,115
                                                                    ------------
                                                                         21,436
                                                                    ------------
OHIO (3.3%)
Butler County OH Transp. Improvement
 Dist. Rev.
 6.00%, 4/1/2012 (4)                                          2,250       2,486
Cleveland OH Public Power
 System Rev.
 7.00%, 11/15/2004 (1)(Prere.)                                2,750       3,076
Hamilton County OH Hosp. Fac.
 Rev. VRDO (Health Alliance of
 Greater Cincinnati)
 4.85%, 1/3/2001 (1)                                          1,220       1,220
Lorain County OH Hosp. Rev.
 (Catholic Healthcare Partners)
 5.625%, 9/1/2013 (1)                                         1,775       1,882
 6.00%, 9/1/2004 (1)                                          1,080       1,143
Ohio Housing Finance Agency
 Mortgage Rev.
 5.025%, 3/1/2021                                             1,645       1,643
Ohio Public Fac. Comm. Higher
 Educ. Fac.
 5.50%, 12/1/2006 (1)                                           400         417
Ohio Water Dev. Auth. Rev.
 5.75%, 12/1/2005 (1)                                           540         565
 6.00%, 12/1/2002 (2)(Prere.)                                   315         332
 6.00%, 12/1/2008 (2)                                           435         456
                                                                    ------------
                                                                         13,220
                                                                    ------------
OKLAHOMA (0.2%)
Oklahoma Dev. Finance Auth. Rev.
 (Hillcrest Healthcare)
 5.00%, 8/15/2009                                             1,185         653
                                                                    ------------
OREGON (0.6%)
Oregon Dept. of Administrative
 Services Lottery Rev.
 5.75%, 4/1/2014 (4)                                          2,400       2,583
                                                                    ------------

PENNSYLVANIA (2.8%)
Montgomery County PA IDA PCR
 (PECO Energy)
 5.20%, 10/1/2030                                             2,000       2,008
Pennsylvania Convention
 Center Auth. Rev.
 6.70%, 9/1/2014 (1)                                            500         546
Pennsylvania Higher Educ. Fac.
 Auth. Rev.
 (Allegheny/Delaware Valley)
 5.00%, 11/15/2006 (1)                                        1,125       1,154
Pennsylvania Higher Educ. Fac.
 Auth. Rev. VRDO
 (Carnegie Mellon Univ.)
 4.95%, 1/3/2001                                                450         450
Pennsylvania Turnpike Comm. Oil
 Franchise Tax Rev.
 5.25%, 12/1/2009 (2)                                           615         654
 5.25%, 12/1/2011 (2)                                           455         481
Philadelphia PA Airport Parking Auth.
 5.75%, 9/1/2008 (2)                                          1,150       1,251
Philadelphia PA Hosp. & Higher Educ.
 Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)
 5.00%, 1/3/2001                                              1,780       1,780
Philadelphia PA School Dist. GO
 6.25%, 9/1/2005 (2)                                            870         943
Philadelphia PA Water &
 Wastewater Rev.
 6.25%, 8/1/2009 (1)                                          1,000       1,128
Pittsburgh PA GO
 5.20%, 3/1/2010 (3)                                            580         597
Pittsburgh PA Water & Sewer Auth. Rev.
 5.60%, 9/1/2005 (3)                                            235         249
                                                                    ------------
                                                                         11,241
                                                                    ------------
SOUTH DAKOTA (0.3%)
South Dakota Building Auth. Lease Rev.
 5.25%, 12/1/2010 (2)                                         1,000       1,045
                                                                    ------------
TENNESSEE (0.5%)
Metro. Govt. & Davidson County TN
 Water & Sewer Rev.
 6.50%, 1/1/2009 (3)                                          2,000       2,279

TEXAS (9.4%)
Austin TX Combined Util. System Rev.
 5.60%, 5/15/2005 (1)(Prere.)                                 1,205       1,271

--------------------------------------------------------------------------------
                                                               FACE       MARKET
TAX-MANAGED                                                  AMOUNT       VALUE*
BALANCED FUND                                                 (000)        (000)
--------------------------------------------------------------------------------
Austin TX Water & Waste System
 5.75%, 5/15/2011 (1)                                         2,200       2,410
Carrollton TX Independent
 School District.
 6.00%, 2/15/2012                                             2,925       3,196
Dallas TX Civic Center Refunding &
 Improvement
 4.60%, 8/15/2009 (1)                                           110         112
 4.70%, 8/15/2010 (1)                                           815         829
Dallas TX Waterworks & Sewer Rev.
 7.75%, 4/1/2003                                              3,800       4,086
Fort Worth TX Water & Sewer Rev.
 5.25%, 2/15/2011                                             3,800       3,960
Grand Prairie TX GO
 5.50%, 2/15/2003                                             3,065       3,148
Gulf Coast TX Waste Disposal Auth.
 PCR VRDO (Exxon Project)
 4.95%, 1/3/2001                                                440         440
Harris County TX Health Fac. Dev.
 Corp. Rev. (Christus Health)
 5.25%, 7/1/2004                                              3,945       3,978
Harris County TX IDA VRDO
 (Shell Oil Co. Project)
 4.90%, 1/3/2001                                                350         350
Houston TX GO
 5.70%, 3/1/2001                                                500         501
Houston TX Hotel Occupancy Tax Rev.
 5.25%, 7/1/2007 (4)                                            500         520
Houston TX Water & Sewer
 System Rev.
 0.00%, 12/1/2008                                             2,750       1,915
Lower Colorado River Auth. TX
 5.75%, 5/15/2011 (4)                                         3,000       3,280
Lubbock TX Health Fac. Rev.
 (St Joseph Health System)
 5.00%, 7/1/2008 (4)                                          1,645       1,690
Northwest Texas Independent
 School Dist. GO
 0.00%, 8/15/2004                                             2,205       1,879
San Antonio TX Electric & Gas Rev.
 5.125%, 2/1/2009                                             1,000       1,047
San Antonio TX Water Rev.
 6.50%, 5/15/2002 (1)(Prere.)                                   145         152
 6.50%, 5/15/2010 (1)                                           280         293
 6.50%, 5/15/2010 (1)(ETM)                                       75          85
Texas Water Finance Assistance GO
 5.00%, 8/1/2008                                                690         701
 5.00%, 8/1/2009                                              1,050       1,065
Univ. of Texas Permanent Fund
 6.60%, 7/1/2001 (Prere.)                                       500         516
                                                                    ------------
                                                                         37,424
                                                                    ------------
UTAH (0.4%)
Intermoutain Power Agency Utah
 Power Supply Rev.
 5.20%, 7/1/2006                                              1,150       1,185
Salt Lake County UT Building Auth.
 Lease Rev.
 5.90%, 10/1/2006 (1)                                           260         276
                                                                    ------------
                                                                          1,461
                                                                    ------------
VIRGINIA (0.5%)
Henrico County VA Water & Sewer Rev.
 5.25%, 5/1/2011                                              1,485       1,580
Virginia Transp. Board Rev.
 6.00%, 5/15/2007                                               500         531
                                                                    ------------
                                                                          2,111
                                                                    ------------
WASHINGTON (1.5%)
King County WA Library System GO
 6.05%, 12/1/2007                                             1,000       1,087
Seattle WA Muni. Light & Power Rev.
 6.25%, 7/1/2004 (Prere.)                                       700         759
Seattle WA Water System Rev.
 5.20%, 12/1/2005                                             2,320       2,407
Tacoma WA Electric System Rev.
 5.50%, 1/1/2012 (2)                                            500         504
Washington GO
 6.00%, 6/1/2012                                              1,000       1,127
                                                                    ------------
                                                                          5,884
                                                                    ------------
WEST VIRGINIA (0.5%)
West Virginia Building Comm. Rev.
 5.25%, 7/1/2008 (1)                                          1,150       1,212
West Virginia School Building Auth.
 Capital Improvement Rev.
 5.625%, 7/1/2002                                               655         670
                                                                    ------------
                                                                          1,882
                                                                    ------------
WISCONSIN (1.2%)
Wisconsin GO
 5.75%, 5/1/2012                                              1,355       1,483
 5.75%, 5/1/2014                                              1,340       1,450
 7.75%, 11/1/2004                                             1,570       1,763
                                                                    ------------
                                                                          4,696
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $206,638)                                                        211,783
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
 6.10%, 1/2/2001--Note G
 (Cost $289)                                                    289         289
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.1%)
 (Cost $331,208)                                                        396,217
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    $ 6,868
Liabilities--Note G                                                      (3,425)
                                                                    ------------
                                                                          3,443
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 21,841,785 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                             $399,660
================================================================================
NET ASSET VALUE PER SHARE $18.30
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)All or part of security position is on loan to broker/dealers. See Note G in Notes to Financial Statements. ADR--American Depositary Receipt.
COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.
Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the
municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

--------------------------------------------------------------------------------
                                                             AMOUNT          PER
                                                              (000)        SHARE
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                            $336,596      $15.41
Overdistributed Net
 Investment Income                                             (415)       (.02)
Accumulated Net Realized Losses--
 Note E                                                      (1,530)       (.07)
Unrealized Appreciation--Note F                              65,009        2.98
--------------------------------------------------------------------------------
NET ASSETS                                                 $399,660      $18.30
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                       SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                                  $ 2,039,516    $  97,769
  Exxon Mobil Corp.                                         715,547       62,208
  Pfizer, Inc.                                            1,298,639       59,737
* Cisco Systems, Inc.                                     1,481,543       56,669
  Citigroup, Inc.                                         1,034,810       52,840
  Wal-Mart Stores, Inc.                                     919,486       48,848
* Microsoft Corp.                                         1,097,684       47,612
  American International
   Group, Inc.                                              479,154       47,227
  Merck & Co., Inc.                                         474,758       44,449
  Intel Corp.                                             1,385,436       41,650
* Oracle Corp.                                            1,152,372       33,491
  SBC Communications Inc.                                   696,870       33,276
  The Coca-Cola Co.                                         510,526       31,110
  International Business
   Machines Corp.                                           361,236      30,705
  Johnson & Johnson                                         286,188       30,068
* EMC Corp.                                                 450,450       29,955
  Bristol-Myers Squibb Co.                                  402,576       29,765
  Verizon Communications                                    555,764       27,858
  Royal Dutch Petroleum Co. ADR                             441,516       26,739
  Home Depot, Inc.                                          476,929       21,790
  Eli Lilly & Co.                                           232,096       21,599
  Procter & Gamble Co.                                      268,468       21,058
  Nortel Networks Corp.                                     637,896       20,453
  Philip Morris Cos., Inc.                                  457,879       20,147
  Tyco International Ltd.                                   360,212       19,992
  Wells Fargo Co.                                           352,004       19,602
* Sun Microsystems, Inc.                                    663,084       18,483
  Morgan Stanley Dean
   Witter & Co.                                             230,778       18,289
  Fannie Mae                                                207,432       17,995
  American Home Products Corp.                              269,936       17,154
  Schering-Plough Corp.                                     301,072       17,086
  Texas Instruments, Inc.                                   356,288       16,879
* America Online, Inc.                                      481,100       16,742
  Pharmacia Corp.                                           265,592       16,201
  BellSouth Corp.                                           384,772       15,752
  Abbott Laboratories                                       318,594       15,432
  Bank of America Corp.                                     335,201       15,377
  American Express Co.                                      273,964       15,051
  Medtronic, Inc.                                           247,436       14,939
  PepsiCo, Inc.                                             297,352       14,737
* Viacom Inc. Class B                                       311,429       14,559
  Time Warner, Inc.                                         273,482       14,287
* Qwest Communications
   International Inc.                                       341,176       13,988
* Amgen, Inc.                                               212,752       13,603
  AT&T Corp.                                                773,190       13,386
  Hewlett-Packard Co.                                       407,304       12,856
  Enron Corp.                                               153,800       12,785
* QUALCOMM, Inc.                                            154,000       12,657
  The Walt Disney Co.                                       429,396       12,426
  The Chase Manhattan Corp.                                 269,938       12,265
  The Boeing Co.                                            182,983       12,077
  Merrill Lynch & Co., Inc.                                 166,884       11,379
  Chevron Corp.                                             132,224       11,165
  E.I. du Pont de Nemours & Co.                             214,933       10,384
  Corning, Inc.                                             189,539       10,010
  Freddie Mac                                               143,260        9,867
  Minnesota Mining &
   Manufacturing Co.                                         81,245        9,790
  Schlumberger Ltd.                                         118,010        9,433
* Dell Computer Corp.                                       533,100        9,296
  Lucent Technologies, Inc.                                 688,210        9,291
  McDonald's Corp.                                          270,230        9,188
  Motorola, Inc.                                            450,173        9,116
  Ford Motor Co.                                            386,219        9,052
  Bank One Corp.                                            238,454        8,733
  Walgreen Co.                                              208,760        8,729
  Anheuser-Busch Cos., Inc.                                 185,928        8,460
  The Bank of New York Co., Inc.                            152,600        8,422
* WorldCom, Inc.                                            593,391        8,345
* JDS Uniphase Corp.                                        199,800        8,329
  Automatic Data Processing, Inc.                           130,136        8,239
  Charles Schwab Corp.                                      285,175        8,092
  Gillette Co.                                              217,116        7,843
  Honeywell International Inc.                              164,428        7,780
  Kimberly-Clark Corp.                                      110,044        7,779
  Colgate-Palmolive Co.                                     117,912        7,611
* Comcast Corp.-Special Class A                             181,992        7,598
  United Technologies Corp.                                  96,289        7,571
  Unilever NV ADR                                           117,821        7,415
  Texaco Inc.                                               113,068        7,024
* Veritas Software Corp.                                     80,152        7,013
  FleetBoston Financial Corp.                               186,553        7,007
  Emerson Electric Co.                                       88,032        6,938
  Marsh & McLennan Cos., Inc.                                56,556        6,617
  Allstate Corp.                                            150,780        6,568
  MBNA Corp.                                                175,595        6,486
  Duke Energy Corp.                                          75,803        6,462
* Safeway, Inc.                                             103,000        6,437
* Applied Materials, Inc.                                   166,700        6,366
* Siebel Systems, Inc.                                       88,300        5,971
  Target Corp.                                              184,728        5,957
  Alcoa Inc.                                                177,756        5,955
  General Motors Corp.                                      116,102        5,914
  Washington Mutual, Inc.                                   110,854        5,882
* Clear Channel
   Communications, Inc.                                     120,157        5,820
  Cardinal Health, Inc.                                      57,379        5,716
  Fifth Third Bancorp                                        94,921        5,672
  First Union Corp.                                         201,304        5,599
  Electronic Data Systems Corp.                              96,100        5,550
  Metropolitan Life Insurance Co.                           157,100        5,498
  J.P. Morgan & Co., Inc.                                    32,960        5,455

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                       SHARES        (000)
--------------------------------------------------------------------------------
  Household International, Inc.                         $    97,111    $   5,341
  Baxter International, Inc.                                 60,444        5,338
  Compaq Computer Corp.                                     349,339        5,258
* AES Corp.                                                  94,600        5,238
  Dow Chemical Co.                                          139,420        5,106
* Agilent Technologies, Inc.                                 93,101        5,097
  HCA - The Healthcare Co.                                  113,486        4,995
  Mellon Financial Corp.                                    100,256        4,931
  CVS Corp.                                                  80,524        4,826
* Tellabs, Inc.                                              84,400        4,769
  Southern Co.                                              138,912        4,619
  Exelon Corp.                                               65,693        4,612
* The Kroger Co.                                            169,076        4,576
  Firstar Corp.                                             195,206        4,539
  U.S. Bancorp                                              154,741        4,517
  The Gap, Inc.                                             174,585        4,452
* Solectron Corp.                                           130,800        4,434
  PNC Financial Services Group                               59,401        4,340
* Applied Micro Circuits Corp.                               57,000        4,278
  First Data Corp.                                           81,138        4,275
  American General Corp.                                     51,676        4,212
  Sara Lee Corp.                                            171,364        4,209
* Network Appliance, Inc.                                    65,200        4,185
  CIGNA Corp.                                                31,538        4,172
* Kohl's Corp.                                               68,200        4,160
* Micron Technology, Inc.                                   116,600        4,139
  State Street Corp.                                         33,200        4,124
  Sysco Corp.                                               137,316        4,119
* Broadcom Corp.                                             48,500        4,074
  Applera Corp.-;Applied
   Biosystems Group                                          43,200        4,063
  International Paper Co.                                    98,932        4,038
  UnitedHealth Group Inc.                                    65,528        4,022
  ALLTEL Corp.                                               64,236        4,011
  AFLAC, Inc.                                                54,500        3,934
* Sprint PCS                                                191,572        3,915
  Coastal Corp.                                              44,214        3,905
* NEXTEL Communications, Inc.                               156,500        3,873
  SunTrust Banks, Inc.                                       60,852        3,834
* Analog Devices, Inc.                                       73,500        3,762
  Dynegy, Inc.                                               66,400        3,723
  Paychex, Inc.                                              76,475        3,719
  Northern Trust Corp.                                       45,588        3,718
  Conoco Inc. Class B                                       128,051        3,705
  Carnival Corp.                                            120,100        3,701
  Illinois Tool Works, Inc.                                  62,038        3,695
  Sprint Corp.                                              181,744        3,692
* Comverse Technology, Inc.                                  33,900        3,682
* Costco Wholesale Corp.                                     91,952        3,672
  Anadarko Petroleum Corp.                                   51,109        3,633
  Williams Cos., Inc.                                        90,461        3,613
  National City Corp.                                       125,060        3,595
  Waste Management, Inc.                                    127,751        3,545
  Lowe's Cos., Inc.                                          78,706        3,502
  Southwest Airlines Co.                                    103,155        3,459
* Yahoo!, Inc.                                              114,700        3,448
  Gannett Co., Inc.                                          54,204        3,418
  El Paso Energy Corp.                                       47,697        3,416
* Guidant Corp.                                              63,200        3,409
  H.J. Heinz Co.                                             71,288        3,382
  Providian Financial Corp.                                  58,728        3,377
  Caterpillar, Inc.                                          70,590        3,340
  Lehman Brothers Holdings, Inc.                             49,000        3,313
  Halliburton Co.                                            90,878        3,294
* Palm, Inc.                                                116,295        3,293
  Dominion Resources, Inc.                                   49,133        3,292
  The Hartford Financial Services
   Group Inc.                                                46,302        3,270
  General Dynamics Corp.                                     40,932        3,193
* Xilinx, Inc.                                               67,800        3,127
  NIKE, Inc. Class B                                         55,812        3,115
  The Chubb Corp.                                            35,909        3,106
  American Electric Power Co., Inc.                          66,137        3,075
  BB&T Corp.                                                 81,497        3,041
  Omnicom Group Inc.                                         36,400        3,017
  Linear Technology Corp.                                    65,100        3,011
  Lockheed Martin Corp.                                      88,476        3,004
  Campbell Soup Co.                                          86,512        2,995
  Phillips Petroleum Co.                                     52,392        2,980
  Tenet Healthcare Corp.                                     65,166        2,896
  Adobe Systems, Inc.                                        49,700        2,892
* ADC Telecommunications, Inc.                              158,600        2,875
  Baker Hughes, Inc.                                         68,591        2,851
  ConAgra Foods, Inc.                                       109,592        2,849
* Maxim Integrated Products, Inc.                            58,400        2,792
  Interpublic Group of Cos., Inc.                            63,270        2,693
  Capital One Financial Corp.                                40,500        2,665
  The Quaker Oats Co.                                        26,956        2,625
  Tribune Co.                                                62,091        2,623
  Reliant Energy, Inc.                                       60,487        2,620
  Allergan, Inc.                                             27,036        2,617
* Calpine Corp.                                              57,900        2,609
  FPL Group, Inc.                                            36,349        2,608
* Global Crossing Ltd.                                      182,040        2,605
  General Mills, Inc.                                        58,082        2,588
  Union Pacific Corp.                                        50,900        2,583
  Harley-Davidson, Inc.                                      62,200        2,472
  KeyCorp                                                    87,548        2,451
  St. Paul Cos., Inc.                                        44,766        2,431
  Eastman Kodak Co.                                          61,728        2,431
  Wachovia Corp.                                             41,763        2,427
* Forest Laboratories, Inc.                                  18,000        2,392
  Sears, Roebuck & Co.                                       68,699        2,387
* Sanmina Corp.                                              31,060        2,380
  Masco Corp.                                                91,668        2,355
  TXU Corp.                                                  53,044        2,351
  The McGraw-Hill Cos., Inc.                                 40,076        2,349
* FedEx Corp.                                                58,584        2,341

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                       SHARES        (000)
--------------------------------------------------------------------------------
  Avon Products, Inc.                                   $    48,884    $   2,340
  Computer Associates
   International, Inc.                                      119,300        2,326
  Burlington Northern
   Santa Fe Corp.                                            81,127        2,297
  Albertson's, Inc.                                          86,501        2,292
  USA Education Inc.                                         33,700        2,292
  Weyerhaeuser Co.                                           45,069        2,287
  Alcan Aluminium Ltd.                                       66,465        2,272
  Burlington Resources, Inc.                                 44,217        2,233
  Wrigley, (Wm.) Jr. Co.                                     23,197        2,223
  Deere & Co.                                                48,179        2,207
  Golden West Financial Corp.                                32,554        2,197
  Kellogg Co.                                                83,336        2,188
* PeopleSoft, Inc.                                           58,700        2,183
* Altera Corp.                                               81,500        2,144
  Public Service Enterprise
   Group, Inc.                                               44,035        2,141
  Loews Corp.                                                20,300        2,102
  McKesson HBOC, Inc.                                        58,369        2,095
  Marriott International, Inc. Class A                       49,368        2,086
* Computer Sciences Corp.                                    34,644        2,083
  Progress Energy, Inc.                                      42,211        2,076
* ALZA Corp.                                                 48,658        2,068
* MedImmune Inc.                                             43,200        2,060
* Vitesse Semiconductor Corp.                                36,900        2,041
  Xcel Energy, Inc.                                          70,036        2,035
  Stryker Corp.                                              40,200        2,034
  May Department Stores Co.                                  61,220        2,005
  Raytheon Co. Class B                                       64,322        1,998
  Danaher Corp.                                              29,200        1,997
  Transocean Sedco Forex Inc.                                43,300        1,992
  Archer-Daniels-Midland Co.                                130,080        1,951
  Entergy Corp.                                              45,786        1,937
  Unocal Corp.                                               50,023        1,935
  Air Products & Chemicals, Inc.                             46,980        1,926
  Comerica, Inc.                                             32,250        1,915
  Franklin Resources Corp.                                   50,100        1,909
  Lincoln National Corp.                                     39,342        1,861
  Occidental Petroleum Corp.                                 75,945        1,842
* Biogen, Inc.                                               30,300        1,820
  Stilwell Financial, Inc.                                   45,800        1,806
  Hershey Foods Corp.                                        27,998        1,802
  Rockwell International Corp.                               37,753        1,798
  Becton, Dickinson & Co.                                    51,892        1,797
  Aon Corp.                                                  52,450        1,796
* King Pharmaceuticals, Inc.                                 34,700        1,794
* Nabors Industries, Inc.                                    30,200        1,786
  Apache Corp.                                               25,400        1,780
  USX-Marathon Group                                         63,878        1,773
* Chiron Corp.                                               39,400        1,753
  Pitney Bowes, Inc.                                         51,880        1,718
  The Clorox Co.                                             48,214        1,712
* Starbucks Corp.                                            38,500        1,704
  Dover Corp.                                                41,580        1,687
  Consolidated Edison Inc.                                   43,600        1,67
* Intuit, Inc.                                               42,400        1,672
  Ralston-Ralston Purina Group                               63,226        1,652
  Rohm & Haas Co.                                            45,157        1,640
  Coca-Cola Enterprises, Inc.                                86,000        1,634
  IMS Health, Inc.                                           60,460        1,632
  RadioShack Corp.                                           38,064        1,630
  PPG Industries, Inc.                                       34,725        1,608
  TJX Cos., Inc.                                             57,804        1,604
  Devon Energy Corp.                                         26,264        1,601
  PG&E Corp.                                                 79,558        1,591
  Jefferson-Pilot Corp.                                      21,229        1,587
  Synovus Financial Corp.                                    58,400        1,573
  Progressive Corp. of Ohio                                  15,100        1,565
* Mercury Interactive Corp.                                  16,600        1,498
  MBIA, Inc.                                                 20,200        1,497
  Union Carbide Corp.                                        27,815        1,497
* Wellpoint Health Networks Inc.
   Class A                                                   12,900        1,487
  The Limited, Inc.                                          87,094        1,486
  MGIC Investment Corp.                                      22,000        1,484
  FirstEnergy Corp.                                          46,346        1,463
  Biomet, Inc.                                               36,677        1,456
* Federated Department Stores, Inc.                          41,500        1,452
* QLogic Corp.                                               18,800        1,448
  Praxair, Inc.                                              32,560        1,445
* Cendant Corp.                                             149,837        1,442
* Convergys Corp.                                            31,600        1,432
  Georgia Pacific Group                                      45,984        1,431
  Molex, Inc.                                                40,225        1,428
  SouthTrust Corp.                                           34,700        1,412
  Constellation Energy Group                                 30,998        1,397
  Ingersoll-Rand Co.                                         32,990        1,381
  Summit Bancorp                                             35,800        1,367
  Textron, Inc.                                              29,104        1,353
  PPL Corp.                                                  29,780        1,346
  New York Times Co. Class A                                 33,430        1,339
* Teradyne, Inc.                                             35,900        1,337
  Starwood Hotels & Resorts
   Worldwide, Inc. REIT                                      37,900        1,336
  Barrick Gold Corp.                                         81,479        1,335
  UnumProvident Corp.                                        49,562        1,332
  Amerada Hess Corp.                                         18,217        1,331
  Cincinnati Financial Corp.                                 33,100        1,310
  EOG Resources, Inc.                                        23,900        1,307
* Bed Bath & Beyond, Inc.                                    58,200        1,302
  Ameren Corp.                                               28,105        1,302
  Delphi Automotive
   Systems Corp.                                            115,373        1,298
  Kerr-McGee Corp.                                           19,379        1,297
  NiSource, Inc.                                             41,959        1,290
* HEALTHSOUTH Corp.                                          79,042        1,289
* KLA-Tencor Corp.                                           38,200        1,287

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Dollar General Corp.                                  $    67,662    $   1,277
  Mattel, Inc.                                               87,720        1,267
  Delta Air Lines, Inc.                                      25,144        1,262
  AMBAC Financial Group Inc.                                 21,600        1,260
* Best Buy Co., Inc.                                         42,600        1,259
  Newell Rubbermaid, Inc.                                    54,873        1,248
  Old Kent Financial Corp.                                   28,475        1,246
  Regions Financial Corp.                                    45,500        1,243
  Avery Dennison Corp.                                       22,584        1,239
  Charter One Financial                                      42,875        1,238
  Kinder Morgan, Inc.                                        23,500        1,226
  Northrop Grumman Corp.                                     14,768        1,226
* AMR Corp.                                                  30,918        1,212
* Gateway, Inc.                                              66,400        1,195
* Aetna Inc.                                                 28,959        1,189
  Countrywide Credit Industries, Inc.                        23,400        1,176
  KeySpan Corp.                                              27,700        1,174
  AmSouth Bancorp                                            76,763        1,171
  CSX Corp.                                                  44,714        1,160
* Lexmark International, Inc.                                26,000        1,152
  Cinergy Corp.                                              32,606        1,145
  Sabre Holdings Corp.                                       26,531        1,144
* Boston Scientific Corp.                                    83,582        1,144
  DTE Energy Co.                                             29,202        1,137
  Ecolab, Inc.                                               26,130        1,128
* LSI Logic Corp.                                            65,600        1,121
  Bear Stearns Co., Inc.                                     22,001        1,115
* Thermo Electron Corp.                                      37,000        1,101
* Staples, Inc.                                              92,900        1,097
  Allegheny Energy, Inc.                                     22,700        1,094
  PerkinElmer, Inc.                                          10,290        1,080
  Symbol Technologies, Inc.                                  30,000        1,080
  Scientific-Atlanta, Inc.                                   33,156        1,080
  Eaton Corp.                                                14,359        1,080
  The CIT Group, Inc.                                        53,600        1,079
* St. Jude Medical, Inc.                                     17,546        1,078
* Watson Pharmaceuticals, Inc.                               21,000        1,075
  Parker Hannifin Corp.                                      23,973        1,058
  Willamette Industries, Inc.                                22,500        1,056
  T. Rowe Price Group Inc.                                   24,900        1,052
  Norfolk Southern Corp.                                     78,919        1,051
  Edison International                                       66,628        1,041
  CenturyTel, Inc.                                           28,800        1,030
  Dow Jones & Co., Inc.                                      17,940        1,016
  Tosco Corp.                                                29,800        1,011
  Torchmark Corp.                                            25,998          999
  Vulcan Materials Co.                                       20,700          991
  Union Planters Corp.                                       27,700          990
* Apple Computer, Inc.                                       66,400          988
* Tricon Global Restaurants, Inc.                            29,875          986
  TRW, Inc.                                                  25,440          986
  Sempra Energy                                              41,984          976
* NCR Corp.                                                  19,780          972
* Novellus Systems, Inc.                                     26,900          967
* Robert Half International, Inc.                            36,300          962
  Fortune Brands, Inc.                                       31,688          951
  Tiffany & Co.                                              30,000          949
* Unisys Corp.                                               64,481          943
  UST, Inc.                                                  33,299          934
  Brown-Forman Corp. Class B                                 14,035          933
  Genuine Parts Co.                                          35,437          928
  GPU, Inc.                                                  24,900          917
  Johnson Controls, Inc.                                     17,576          914
  Phelps Dodge Corp.                                         16,156          902
  Conseco Inc.                                               67,530          891
* Advanced Micro Devices, Inc.                               64,116          886
  Cooper Industries, Inc.                                    19,195          882
  SAFECO Corp.                                               26,320          865
  Sherwin-Williams Co.                                       32,794          863
  Moody's Corp.                                              33,580          863
  Knight Ridder                                              15,070          857
  Harcourt General, Inc.                                     14,966          856
* Citrix Systems, Inc.                                       38,000          855
  VF Corp.                                                   23,242          842
  Huntington Bancshares Inc.                                 51,610          835
  Equifax, Inc.                                              29,100          835
  Pinnacle West Capital Corp.                                17,400          829
  Hilton Hotels Corp.                                        75,767          796
  CMS Energy Corp.                                           24,900          789
  H & R Block, Inc.                                          18,700          774
  PACCAR, Inc.                                               15,660          771
  Leggett & Platt, Inc.                                      40,700          771
  Eastman Chemical Co.                                       15,782          769
  The BFGoodrich Co.                                         20,954          762
* Parametric Technology Corp.                                56,000          753
* AutoZone Inc.                                              26,200          747
  The Goodyear Tire & Rubber Co.                             32,416          745
* National Semiconductor Corp.                               36,851          742
* Conexant Systems, Inc.                                     46,800          720
* BMC Software, Inc.                                         50,785          711
  W.W. Grainger, Inc.                                        19,346          706
  ITT Industries, Inc.                                       18,101          701
* Toys R Us, Inc.                                            41,591          694
  R.R. Donnelley & Sons Co.                                  24,941          673
  Tektronix, Inc.                                            19,452          655
  Black & Decker Corp.                                       16,686          655
* BroadVision, Inc.                                          55,300          653
  Whirlpool Corp.                                            13,653          651
  The Mead Corp.                                             20,704          650
  Placer Dome, Inc.                                          67,352          648
  Xerox Corp.                                               137,430          636
  Nucor Corp.                                                15,997          635
* Power-One, Inc.                                            16,100          633
* Harrah's Entertainment, Inc.                               23,849          629
* Inco Ltd.                                                  37,397          627
  Sigma-Aldrich Corp.                                        15,900          625
  Wendy's International, Inc.                                23,351          613
  Adolph Coors Co. Class B                                    7,628          613

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                       SHARES        (000)
--------------------------------------------------------------------------------
  Westvaco Corp.                                        $    20,743    $     605
  Millipore Corp.                                             9,494          598
* Ceridian Corp.                                             29,802          594
* Allied Waste Industries, Inc.                              40,800          594
  Newmont Mining Corp.                                       34,609          591
* Avaya Inc.                                                 57,259          590
  Sunoco, Inc.                                               17,445          588
  J.C. Penney Co., Inc.                                      53,506          582
* Cabletron Systems, Inc.                                    38,000          572
  Darden Restaurants Inc.                                    24,541          561
* US Airways Group, Inc.                                     13,802          560
  Winn-Dixie Stores, Inc.                                    28,708          556
  The Stanley Works                                          17,706          552
* Niagara Mohawk Holdings Inc.                               32,793          547
  Temple-Inland Inc.                                         10,100          542
  Engelhard Corp.                                            26,490          540
  Pall Corp.                                                 25,295          539
* Humana, Inc.                                               34,900          532
* Kmart Corp.                                                99,450          528
* Fluor Corp.                                                15,880          525
* Rowan Cos., Inc.                                           19,386          523
* Sealed Air Corp.                                           17,136          523
  Ashland, Inc.                                              14,406          517
  Maytag Corp.                                               15,964          516
* Quintiles Transnational Corp.                              24,100          505
* American Power Conversion Corp.                            39,800          492
  Alberto-Culver Co. Class B                                 11,486          492
  Nordstrom, Inc.                                            26,848          488
  Circuit City Stores, Inc.                                  42,456          488
  C.R. Bard, Inc.                                            10,377          483
  Dana Corp.                                                 30,693          470
* Compuware Corp.                                            74,700          467
  Centex Corp.                                               12,116          455
* FMC Corp.                                                   6,223          446
  Bausch & Lomb, Inc.                                        11,002          445
  Liz Claiborne, Inc.                                        10,669          444
* Office Depot, Inc.                                         62,300          444
* Manor Care, Inc.                                           21,313          440
  Hercules, Inc.                                             21,917          418
  NICOR, Inc.                                                 9,580          414
  International Flavors &
   Fragrances, Inc.                                          20,082          408
* Pactiv Corp.                                               32,477          402
  Boise Cascade Corp.                                        11,930          401
  Great Lakes Chemical Corp.                                 10,343          385
  SuperValu Inc.                                             27,192          377
  Deluxe Corp.                                               14,882          376
  Hasbro, Inc.                                               34,825          370
* Andrew Corp.                                               16,960          36
  Bemis Co., Inc.                                            10,975          368
* Novell, Inc.                                               69,000          360
  Crane Co.                                                  12,454          354
  Pulte Corp.                                                 8,288          350
  Snap-On Inc.                                               12,067          336
  Meredith Corp.                                             10,396          335
  Peoples Energy Corp.                                        7,419          332
  USX-U.S. Steel Group                                       18,200          328
  Cummins Engine Co., Inc.                                    8,541          324
* Reebok International Ltd.                                  11,691          320
  Autodesk, Inc.                                             11,860          319
* Navistar International Corp.                               12,156          318
  Visteon Corp.                                              26,759          308
  Brunswick Corp.                                            18,526          305
* Sapient Corp.                                              25,100          300
  Kaufman & Broad Home Corp.                                  8,811          297
  ONEOK, Inc.                                                 5,991          288
  Ball Corp.                                                  5,801          267
  Allegheny Technologies Inc.                                16,673          265
* Freeport-McMoRan Copper &
   Gold Inc. Class B                                         30,500          261
* Consolidated Stores, Inc.                                  22,952          244
  Tupperware Corp.                                           11,817          242
  Dillard's Inc.                                             19,186          227
  Homestake Mining Co.                                       53,668          225
  Louisiana-Pacific Corp.                                    21,400          217
  National Service Industries, Inc.                           8,369          215
* Adaptec, Inc.                                              20,300          208
  Ryder System, Inc.                                         12,264          204
  The Timken Co.                                             13,010          197
  Briggs & Stratton Corp.                                     4,398          195
  Potlatch Corp.                                              5,800          195
  Thomas & Betts Corp.                                       11,828          191
  Longs Drug Stores, Inc.                                     7,742          187
* Comcast Corp. Class A                                       4,100          169
  Cooper Tire & Rubber Co.                                   15,685          167
  Raytheon Co. Class A                                        5,497          159
  Worthington Industries, Inc.                               18,402          148
  McDermott International, Inc.                              12,341          133
  American Greetings Corp. Class A                           13,747          130
* Viacom Inc. Class A                                           200            9
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,886,044)                                                    $2,414,983
--------------------------------------------------------------------------------
                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
 6.14%, 1/2/2001
 (Cost $960)                                                   $960          960
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $1,887,004)                                                    $2,415,943
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets--Note B                                                    $ 11,466
Liabilities                                                             (12,578)
                                                                      ----------
                                                                         (1,112)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,414,831
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $1,947,121
Overdistributed Net Investment Income                                    (1,054)
Accumulated Net Realized Losses--Note E                                 (60,175)
Unrealized Appreciation--Note F                                          528,939
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,414,831
================================================================================
Investor Shares--Net Assets
Applicable to 80,942,285 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                            $2,319,982
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                          $28.66
================================================================================
Institutional Shares--Net Assets
Applicable to 3,309,097 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                               $94,849
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                     $28.66
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                                    SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
  General Electric Co.                                    2,426,834      116,336
  Pfizer, Inc.                                            1,560,100       71,765
* Cisco Systems, Inc.                                     1,763,000       67,435
  Exxon Mobil Corp.                                         742,867       64,583
  Citigroup, Inc.                                         1,211,962       61,886
  Intel Corp.                                             1,666,900       50,111
  Merck & Co., Inc.                                         535,000       50,089
  American International
   Group, Inc.                                              502,002       49,479
* Microsoft Corp.                                           996,100       43,206
  International Business
   Machines Corp.                                           445,800       37,893
  Wal-Mart Stores, Inc.                                     700,200       37,198
* EMC Corp.                                                 551,000       36,642
  The Coca-Cola Co.                                         522,300       31,828
* Oracle Corp.                                            1,084,048       31,505
  SBC Communications Inc.                                   639,120       30,518
  Johnson & Johnson                                         273,248       28,708
  Bristol-Myers Squibb Co.                                  358,700       26,521
  Home Depot, Inc.                                          572,700       26,165
  Verizon Communications                                    498,042       24,964
* Sun Microsystems, Inc.                                    846,300       23,591
  Morgan Stanley Dean
   Witter & Co.                                             296,600       23,506
  Texas Instruments, Inc.                                   467,100       22,129
* America Online, Inc.                                      607,822       21,152
  Pharmacia Corp.                                           341,600       20,838
  American Express Co.                                      357,200       19,624
  Medtronic, Inc.                                           314,000       18,958
* Amgen, Inc.                                               281,700       18,011
  Schering-Plough Corp.                                     309,800       17,581
  Enron Corp.                                               206,400       17,157
  Procter & Gamble Co.                                      212,500       16,668
  The Boeing Co.                                            244,670       16,148
* QUALCOMM, Inc.                                            194,400       15,977
  Fannie Mae                                                180,100       15,624
  Time Warner, Inc.                                         297,550       15,544
  American Home Products Corp.                              218,800       13,905
* Viacom Inc. Class B                                       295,730       13,825
  Hewlett-Packard Co.                                       433,800       13,692
  Wells Fargo Co.                                           243,290       13,548
  McDonald's Corp.                                          396,200       13,471
  PepsiCo, Inc.                                             265,600       13,164
  Corning, Inc.                                             244,900       12,934
  Eli Lilly & Co.                                           137,400       12,787
  The Walt Disney Co.                                       435,309       12,597
* Qwest Communications
   International Inc.                                       297,479       12,197
* Comcast Corp.-Special Class A                             279,032       11,650
* Dell Computer Corp.                                       643,200       11,216
* AT&T Corp.-Liberty Media
   Class A                                                  781,332       10,597
* Veritas Software Corp.                                    118,720       10,388
* Safeway, Inc.                                             163,384       10,211
  Walgreen Co.                                              241,300       10,089
  Charles Schwab Corp.                                      350,314        9,940
* JDS Uniphase Corp.                                        235,900        9,834
  Freddie Mac                                               139,800        9,629
* Applied Materials, Inc.                                   247,400        9,448
  Merrill Lynch & Co., Inc.                                 136,000        9,274
  BellSouth Corp.                                           225,400        9,227
  Philip Morris Cos., Inc.                                  203,800        8,967
* Agilent Technologies, Inc.                                159,925        8,756
  Abbott Laboratories                                       180,700        8,753
* BEA Systems, Inc.                                         128,900        8,677
* Juniper Networks, Inc.                                     68,500        8,635
* The Kroger Co.                                            317,700        8,598
  Lucent Technologies, Inc.                                 629,354        8,496
  Motorola, Inc.                                            417,646        8,457
  UnitedHealth Group Inc.                                   136,400        8,372
* Siebel Systems, Inc.                                      122,000        8,250
* Clear Channel
   Communications, Inc.                                     170,184        8,243
* WorldCom, Inc.                                            583,498        8,205
  HCA-;The Healthcare Co.                                   185,821        8,178
  Alcoa Inc.                                                242,128        8,111
* CIENA Corp.                                                99,100        8,052
  Waste Management, Inc.                                    273,997        7,603
* Applied Micro Circuits Corp.                              101,100        7,587
  AFLAC, Inc.                                               104,500        7,544
  Coastal Corp.                                              84,800        7,489
* Network Appliance, Inc.                                   116,500        7,478
* VoiceStream Wireless Corp.                                 73,800        7,426
  Cardinal Health, Inc.                                      74,275        7,400
  The Goldman Sachs Group, Inc.                              68,500        7,325
* Tellabs, Inc.                                             129,400        7,311
  Lehman Brothers Holdings, Inc.                            107,600        7,276
  Southwest Airlines Co.                                    216,525        7,260
* Brocade Communications
   Systems, Inc.                                             78,600        7,216
  State Street Corp.                                         58,000        7,204
  Bank of America Corp.                                     156,775        7,192
* Kohl's Corp.                                              117,800        7,186
* Costco Wholesale Corp.                                    177,700        7,097
  Conoco Inc. Class B                                       241,700        6,994
  AT&T Corp.                                                403,288        6,982
  Dynegy, Inc.                                              124,318        6,970
* Solectron Corp.                                           204,200        6,922
* Comverse Technology, Inc.                                  63,300        6,876
* AES Corp.                                                 124,000        6,866
  Providian Financial Corp.                                 118,200        6,796
  E.I. du Pont de Nemours & Co.                             140,600        6,793
* Calpine Corp.                                             149,800        6,750
  Tenet Healthcare Corp.                                    150,237        6,676
* Analog Devices, Inc.                                      129,566        6,632
  Anadarko Petroleum Corp.                                   91,108        6,476

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Paychex, Inc.                                             131,380        6,388
* Micron Technology, Inc.                                   177,700        6,308
  Automatic Data Processing, Inc.                            98,100        6,211
  Capital One Financial Corp.                                94,300        6,206
* Waters Corp.                                               74,300        6,204
  Kimberly-Clark Corp.                                       87,496        6,185
* General Motors Corp. Class H                              257,683        5,927
  Adobe Systems, Inc.                                       101,800        5,923
* Palm, Inc.                                                208,291        5,897
  Metropolitan Life Insurance Co.                           168,100        5,883
  First Data Corp.                                          111,262        5,862
  CVS Corp.                                                  97,428        5,840
* HEALTHSOUTH Corp.                                         352,200        5,745
* Forest Laboratories, Inc.                                  43,100        5,727
* Thermo Electron Corp.                                     191,234        5,689
* Guidant Corp.                                             105,300        5,680
* Nabors Industries, Inc.                                    95,700        5,661
  Golden West Financial Corp.                                83,600        5,643
  Emerson Electric Co.                                       71,200        5,611
* Xilinx, Inc.                                              120,200        5,544
* Concord EFS, Inc.                                         125,850        5,530
* ALZA Corp.                                                129,900        5,521
  Linear Technology Corp.                                   118,800        5,495
* ADC Telecommunications, Inc.                              299,500        5,428
  Honeywell International Inc.                              114,500        5,417
  Sysco Corp.                                               178,400        5,352
* King Pharmaceuticals, Inc.                                103,050        5,326
  Devon Energy Corp.                                         87,143        5,313
* Sanmina Corp.                                              69,200        5,302
* Maxim Integrated Products, Inc.                           110,600        5,288
* Genentech, Inc.                                            64,300        5,240
* Genzyme Corp.                                              58,200        5,234
* Cablevision Systems Corp.
   Class B                                                   61,500        5,224
  Chevron Corp.                                              61,500        5,193
* FedEx Corp.                                               128,900        5,151
* Mercury Interactive Corp.                                  56,800        5,126
  EOG Resources, Inc.                                        93,000        5,086
  Harley-Davidson, Inc.                                     127,700        5,076
* Wellpoint Health Networks Inc.
   Class A                                                   43,703        5,037
* Starbucks Corp.                                           112,176        4,964
  Northern Trust Corp.                                       60,800        4,959
  MGIC Investment Corp.                                      72,600        4,896
* Noble Drilling Corp.                                      112,100        4,869
  ENSCO International, Inc.                                 142,100        4,840
* NEXTEL Communications, Inc.                               195,000        4,826
* BJ Services Co.                                            70,000        4,821
* SDL, Inc.                                                  32,500        4,816
* Bed Bath & Beyond, Inc.                                   211,600        4,735
* Global Marine, Inc.                                       166,700        4,730
  Starwood Hotels & Resorts
   Worldwide, Inc.                                          133,724        4,714
  Apache Corp.                                               67,200        4,708
* Health Management Associates
   Class A                                                  226,168        4,693
* Infinity Broadcasting Corp.                               167,400        4,677
* Vitesse Semiconductor Corp.                                84,400        4,668
* Altera Corp.                                              177,076        4,659
  Danaher Corp.                                              68,100        4,656
* Immunex Corp.                                             114,026        4,632
  John Hancock Financial
   Services, Inc.                                           121,400        4,568
  Kinder Morgan, Inc.                                        87,400        4,561
  Electronic Data Systems Corp.                              78,800        4,551
* International Game Technology                              94,700        4,546
* Smith International, Inc.                                  60,900        4,541
* Cox Communications, Inc. Class A                           97,400        4,535
  Stilwell Financial, Inc.                                  114,800        4,527
* Ocean Energy, Inc.                                        259,440        4,508
  Cintas Corp.                                               84,500        4,494
* St. Jude Medical, Inc.                                     71,508        4,393
  Lowe's Cos., Inc.                                          98,700        4,392
* AMR Corp.                                                 111,700        4,377
* Sprint PCS                                                213,700        4,367
  Stryker Corp.                                              86,000        4,351
* i2 Technologies, Inc.                                      80,000        4,350
* Allied Waste Industries, Inc.                             297,700        4,335
  Gillette Co.                                              119,816        4,328
  Biomet, Inc.                                              109,050        4,328
* R & B Falcon Corp.                                        188,246        4,318
* Litton Industries, Inc.                                    54,600        4,296
* SunGard Data Systems, Inc.                                 90,500        4,265
* Chiron Corp.                                               94,840        4,220
* Cooper Cameron Corp.                                       63,700        4,208
  Progressive Corp. of Ohio                                  40,400        4,186
* BISYS Group, Inc.                                          80,300        4,186
* Biogen, Inc.                                               69,600        4,180
  Golden State Bancorp Inc.                                 132,700        4,172
  Compaq Computer Corp.                                     276,930        4,168
* Trigon Healthcare, Inc.                                    53,500        4,163
* Federated Department
   Stores, Inc.                                             118,700        4,154
* Affiliated Computer Services, Inc.
   Class A                                                   68,000        4,127
* Universal Health Services
   Class B                                                   36,900        4,124
* IVAX Corp.                                                107,500        4,117
* DST Systems, Inc.                                          61,400        4,114
* XO Communications Inc.                                    228,900        4,077
* Weatherford International, Inc.                            86,000        4,063
  IBP, Inc.                                                 151,500        4,053
  Delta Air Lines, Inc.                                      80,700        4,050
  The Pepsi Bottling Group, Inc.                            100,900        4,030
* Watson Pharmaceuticals, Inc.                               78,400        4,013
* MedImmune Inc.                                             84,000        4,006
* Rational Software Corp.                                   102,600        3,995
* Fiserv, Inc.                                               83,900        3,980

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                                    SHARES        (000)
--------------------------------------------------------------------------------
* Computer Sciences Corp.                                    65,900        3,962
* Rowan Cos., Inc.                                          146,000        3,942
  The MONY Group Inc.                                        79,500        3,930
* Intuit, Inc.                                               99,400        3,920
* Electronic Arts Inc.                                       91,200        3,887
* McLeodUSA, Inc. Class A                                   273,700        3,866
* Sepracor Inc.                                              48,100        3,854
* Ariba, Inc.                                                71,800        3,850
* Hanover Compressor Co.                                     85,400        3,806
* Republic Services, Inc. Class A                           220,500        3,790
* Oxford Health Plan                                         95,900        3,788
* Robert Half International, Inc.                           142,800        3,784
* Cendant Corp.                                             392,925        3,782
  AMBAC Financial Group Inc.                                 64,350        3,752
  The PMI Group Inc.                                         55,300        3,743
* QLogic Corp.                                               48,400        3,727
  Allmerica Financial Corp.                                  51,344        3,722
* Niagara Mohawk Holdings Inc.                              222,800        3,718
  Franklin Resources Corp.                                   97,400        3,711
* US Airways Group, Inc.                                     90,200        3,659
* American Standard Cos., Inc.                               74,000        3,649
* Teradyne, Inc.                                             97,800        3,643
* AutoZone Inc.                                             127,700        3,639
* American Tower Corp. Class A                               96,000        3,636
* TeleCorp PCS, Inc.                                        162,328        3,632
* Northwest Airlines Corp. Class A                          120,200        3,621
  Keebler Foods Co.                                          87,200        3,613
* Continental Airlines, Inc. Class B                         69,900        3,609
  Minnesota Mining &
   Manufacturing Co.                                         29,900        3,603
  PerkinElmer, Inc.                                          34,300        3,602
  The Gap, Inc.                                             141,187        3,600
  CenturyTel, Inc.                                          100,600        3,596
  Radian Group, Inc.                                         47,910        3,596
* Smurfit-Stone Container Corp.                             239,902        3,584
* Tricon Global Restaurants, Inc.                           107,640        3,552
  Whitman Corp.                                             216,900        3,552
* Jones Apparel Group, Inc.                                 109,900        3,537
  Estee Lauder Cos. Class A                                  80,200        3,514
* Best Buy Co., Inc.                                        118,400        3,500
* Grant Prideco, Inc.                                       158,500        3,477
  The Hartford Financial
   Services Group Inc.                                       49,200        3,475
*(AT&T Wireless Group                                       200,000        3,462
* National-Oilwell, Inc.                                     89,300        3,455
* SPX Corp.                                                  31,800        3,440
* Staples, Inc.                                             288,630        3,409
  Kerr-McGee Corp.                                           50,649        3,390
* ICOS Corp.                                                 65,200        3,386
  Illinois Tool Works, Inc.                                  56,600        3,371
* NCR Corp.                                                  68,337        3,357
* Brinker International, Inc.                                79,400        3,355
  Noble Affiliates, Inc.                                     72,700        3,344
  Expeditors International of
   Washington, Inc.                                          62,200        3,339
* NTL Inc.                                                  139,006        3,327
  Telephone & Data Systems, Inc.                             36,900        3,321
* FMC Corp.                                                  46,300        3,319
* Sycamore Networks, Inc.                                    88,700        3,304
* BroadWing Inc.                                            144,800        3,303
* Univision Communications Inc.                              80,600        3,300
* Andrx Corp. - Andrx Group                                  56,500        3,270
* Atmel Corp.                                               280,800        3,264
* BJ's Wholesale Club, Inc.                                  84,600        3,247
  Lyondell Chemical Co.                                     211,700        3,242
  Manpower Inc.                                              85,100        3,234
* eBay Inc.                                                  97,600        3,221
  SCANA Corp.                                               108,800        3,216
  Neuberger Berman Inc.                                      39,600        3,210
  The Chase Manhattan Corp.                                  70,500        3,203
* PeopleSoft, Inc.                                           86,100        3,202
  Ford Motor Co.                                            135,313        3,171
  M & T Bank Corp.                                           46,200        3,142
* Citizens Communications Co.                               235,002        3,084
* Navistar International Corp.                              117,400        3,074
  Total System Services, Inc.                               137,250        3,071
* CNA Financial Corp.                                        79,000        3,061
* Convergys Corp.                                            67,400        3,054
  General Dynamics Corp.                                     39,100        3,050
  Molex, Inc.                                                85,656        3,041
* Time Warner Telecom Inc.                                   47,900        3,039
* Harrah's Entertainment, Inc.                              115,200        3,038
  Herman Miller, Inc.                                       105,100        3,022
* Western Wireless Corp. Class A                             77,100        3,021
* Newfield Exploration Co.                                   63,000        2,989
  Transatlantic Holdings, Inc.                               28,100        2,975
  Zions Bancorp                                              47,600        2,972
  Rouse Co. REIT                                            115,900        2,955
* Energizer Holdings, Inc.                                  137,828        2,946
* Level 3 Communications, Inc.                               89,300        2,930
* Varco International, Inc.                                 133,500        2,904
* Pride International Inc.                                  117,900        2,903
* LSI Logic Corp.                                           169,500        2,897
* KLA-Tencor Corp.                                           85,600        2,884
* Quanta Services, Inc.                                      89,200        2,871
  Sigma-Aldrich Corp.                                        72,900        2,866
  Mylan Laboratories, Inc.                                  113,750        2,865
* Toys R Us, Inc.                                           171,600        2,864
  RadioShack Corp.                                           66,600        2,851
* Gateway, Inc.                                             158,000        2,842
* Advanced Micro Devices, Inc.                              205,400        2,837
* Marine Drilling Co., Inc.                                 105,700        2,827
* Dobson Communications Corp.                               193,000        2,823
  C.H. Robinson Worldwide, Inc.                              89,400        2,811
  Sprint Corp.                                              138,000        2,803
* Park Place Entertainment                                  234,600        2,801
(1)Plum Creek Timber Company Inc.                           107,500        2,795

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Becton, Dickinson & Co.                                    80,600        2,791
  Wrigley, (Wm.) Jr. Co.                                     29,100        2,788
  Legg Mason Inc.                                            51,100        2,785
  Amerada Hess Corp.                                         37,800        2,762
* Owens-Illinois, Inc.                                      482,700        2,745
* AutoNation, Inc.                                          456,400        2,738
  Wesco Financial Corp.                                       9,710        2,736
  Anheuser-Busch Cos., Inc.                                  60,000        2,730
* Emulex Corp.                                               34,000        2,718
* Kansas City Southern
   Industries,Inc.                                          268,200        2,716
(1)MGM Mirage, Inc.                                          96,132        2,710
* Lexmark International, Inc.                                61,000        2,703
* SCI Systems, Inc.                                         102,200        2,696
* NRG Energy, Inc.                                           96,800        2,692
  ALLTEL Corp.                                               42,953        2,682
* Kmart Corp.                                               504,400        2,680
* Safeguard Scientifics, Inc.                               401,300        2,659
  Conseco Inc.                                              200,000        2,638
  Northeast Utilities                                       107,400        2,604
* Yahoo!, Inc.                                               86,400        2,597
* Dollar Tree Stores, Inc.                                  105,250        2,579
* MiniMed, Inc.                                              61,000        2,564
* Synopsys, Inc.                                             53,827        2,553
  Burlington Resources, Inc.                                 50,500        2,550
* TIBCO Software Inc.                                        53,100        2,545
  Millipore Corp.                                            40,000        2,520
  Baker Hughes, Inc.                                         60,480        2,514
* Triton PCS, Inc.                                           73,800        2,505
* Tech Data Corp.                                            92,300        2,496
  Hercules, Inc.                                            130,900        2,495
*(1)U.S. Cellular Corp.                                      40,800        2,458
* Global Industries Ltd.                                    178,900        2,449
* Cadence Design Systems, Inc.                               88,900        2,445
  The St. Joe Co.                                           110,900        2,440
  Dollar General Corp.                                      128,687        2,429
  Coca-Cola Enterprises, Inc.                               127,600        2,424
  NSTAR                                                      56,500        2,422
* Powertel Inc.                                              38,700        2,397
* Gentex Corp.                                              128,300        2,390
* Millennium Pharmaceuticals, Inc.                           38,600        2,388
* Dycom Industries, Inc.                                     66,275        2,382
* CDW Computer Centers, Inc.                                 84,900        2,367
  Praxair, Inc.                                              53,100        2,356
* USA Networks, Inc.                                        121,160        2,355
  Homestake Mining Co.                                      554,900        2,324
* Boston Scientific Corp.                                   168,600        2,308
* Outback Steakhouse                                         88,650        2,294
  Darden Restaurants Inc.                                    99,900        2,285
  Newmont Mining Corp.                                      133,656        2,281
  General Motors Corp.                                       44,682        2,276
* Apogent Technologies Inc.                                 110,300        2,261
* KEMET Corp.                                               147,800        2,235
* Sealed Air Corp.                                           72,836        2,221
* Redback Networks Inc.                                      53,900        2,210
* Celgene Corp.                                              67,400        2,191
  Marriott International, Inc.
   Class A                                                   51,700        2,184
  Federated Investors, Inc.                                  74,150        2,160
* Consolidated Stores, Inc.                                 201,106        2,137
* Winstar Communications, Inc.                              181,900        2,126
*(1)Amazon.com, Inc.                                        135,000        2,101
* Conexant Systems, Inc.                                    135,500        2,083
  Caterpillar, Inc.                                          44,000        2,082
  MBIA, Inc.                                                 28,000        2,076
(1)AXA ADR                                                   28,792        2,068
  Fastenal Co.                                               37,500        2,058
  Beckman Coulter, Inc.                                      49,000        2,055
  IMS Health, Inc.                                           76,000        2,052
* Chris-Craft Industries, Inc.                               30,695        2,041
*(1)Wireless Facilities, Inc.                                56,000        2,030
* Knight Trading Group, Inc.                                144,050        2,008
* Jabil Circuit, Inc.                                        78,400        1,989
* Metromedia Fiber Network, Inc.                            196,400        1,989
* Human Genome Sciences, Inc.                                28,400        1,968
* Fox Entertainment Group, Inc.
   Class A                                                  108,200        1,934
* Apple Computer, Inc.                                      130,000        1,934
  UAL Corp.                                                  48,500        1,888
* National Semiconductor Corp.                               93,200        1,876
* Arrow Electronics, Inc.                                    65,500        1,875
  Delphi Automotive
   Systems Corp.                                            162,994        1,834
* PanAmSat Corp.                                             52,100        1,807
* Citrix Systems, Inc.                                       80,200        1,805
  ITT Industries, Inc.                                       45,900        1,779
  FirstEnergy Corp.                                          55,900        1,764
  Williams Cos., Inc.                                        43,789        1,749
* Exodus Communications, Inc.                                87,200        1,744
*(1)PRIMEDIA Inc.                                           141,200        1,686
* Mastec Inc.                                                80,800        1,616
  Florida East Coast Industries,
   Inc. Class A                                              45,000        1,614
* BroadVision, Inc.                                         135,000        1,595
  Union Pacific Corp.                                        31,253        1,586
* Commerce One, Inc.                                         60,860        1,541
  Hertz Corp. Class A                                        44,800        1,529
  Martin Marietta Materials, Inc.                            35,900        1,519
* IDEC Pharmaceuticals Corp.                                  7,700        1,460
  DENTSPLY International Inc.                                36,400        1,424
* Metro-Goldwyn-Mayer Inc.                                   86,000        1,403
  Shaw Industries, Inc.                                      71,600        1,356
  Diamond Offshore Drilling, Inc.                            33,700        1,348
* American Power
   Conversion Corp.                                         100,400        1,242
* Kopin Corp.                                               111,000        1,228
* Allegiance Telecom, Inc.                                   54,750        1,219
  Bank One Corp.                                             32,959        1,207

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                                    SHARES        (000)
--------------------------------------------------------------------------------
  Dime Bancorp, Inc.                                         40,700        1,203
  Reinsurance Group of
   America, Inc.                                             33,200        1,179
  W.W. Grainger, Inc.                                        31,400        1,146
  Johns Manville Corp.                                       87,000        1,126
  NiSource, Inc.                                             35,920        1,105
*(1)Plug Power, Inc.                                         74,900        1,100
  Autodesk, Inc.                                             39,900        1,075
* 7-Eleven, Inc.                                            122,380        1,071
* ANC Rental Corp.                                          304,112        1,064
  American General Corp.                                     12,461        1,016
* Quantum Corp.-DLT &
   Storage Systems                                           76,000        1,012
* 3Com Corp.                                                117,375          998
  McKesson HBOC, Inc.                                        27,524          988
  Circuit City Stores, Inc.                                  85,000          978
  The Limited, Inc.                                          56,874          970
  BHC Communications, Inc. Class A                            7,500          969
  E.W. Scripps Co. Class A                                   15,235          958
* Lamar Advertising Co. Class A                              24,660          952
* Compuware Corp.                                           151,200          945
* Adaptec, Inc.                                              87,700          899
* Novell, Inc.                                              159,800          834
  NIKE, Inc. Class B                                         14,800          826
  Computer Associates
   International, Inc.                                       42,289          825
* Office Depot, Inc.                                        110,500          787
  ServiceMaster Co.                                          66,000          759
  Newell Rubbermaid, Inc.                                    32,660          743
  Hilton Hotels Corp.                                        69,750          732
* Finisar Corp.                                              23,400          679
  21st Century Insurance Group                               47,300          674
  Florida East Coast Industries,
   Inc. Class B                                              19,684          673
  Hasbro, Inc.                                               62,100          660
  Host Marriott Corp. REIT                                   50,543          654
  Autoliv, Inc.                                              40,847          651
* Viacom Inc. Class A                                        13,688          643
* BMC Software, Inc.                                         45,600          638
* Sybron Dental Specialties, Inc.                            36,766          620
  Belo Corp. Class A                                         38,400          614
  Loews Corp.                                                 5,900          611
(1)USG Corp.                                                 26,900          605
*(1)Focal Communications Corp.                               78,400          549
* Hispanic Broadcasting Corp.                                20,700          528
* Applera Corp.-Celera
   Genomics Group                                            14,000          503
  Texaco Inc.                                                 7,960          495
  Reynolds & Reynolds Class A                                23,500          476
  Nucor Corp.                                                11,900          472
  Comdisco, Inc.                                             41,000          469
* Integrated Device Technology Inc.                          14,100          467
  Tootsie Roll Industries, Inc.                              10,000          461
  Global TeleSystems, Inc.                                  515,701          419
  Burlington Northern
   Santa Fe Corp.                                            14,493          410
  Sabre Holdings Corp.                                        8,936          385
* Ceridian Corp.                                             19,100          381
* Broadcom Corp.                                              4,500          378
* PMC Sierra Inc.                                             4,600          362
  TXU Corp.                                                   7,965          353
* Saks Inc.                                                  35,000          350
  Albertson's, Inc.                                          12,800          339
* Cabletron Systems, Inc.                                    21,700          327
  Sealed Air Corp. $2.00 Cvt. Pdf.                           10,117          326
* Mandalay Resort Group                                      14,200          312
* Avaya Inc.                                                 27,696          286
  Moody's Corp.                                              10,800          277
  Georgia Pacific Group                                       8,642          269
  St. Paul Cos., Inc.                                         4,800          261
  Nordstrom, Inc.                                            13,500          246
  The Clorox Co.                                              6,420          228
  Allegheny Technologies Inc.                                13,571          215
  Cinergy Corp.                                               5,700          200
* Parametric Technology Corp.                                14,000          188
  Baxter International, Inc.                                  2,000          177
* Network Associates, Inc.                                   34,050          143
  Visteon Corp.                                              10,444          120
* Spectrasite Holdings, Inc.                                  7,000           93
  Archer-Daniels-Midland Co.                                  4,546           68
* Aetna Inc.                                                  1,497           61
* RCN Corp.                                                   8,800           56
* Pacificare Health Systems, Inc.                             3,528           53
* Foundry Networks, Inc.                                      3,000           45
* Openwave Systems Inc.                                         500           24
* SYNAVANT Inc.                                               3,800           18
  Xcel Energy, Inc.                                             155            5
  Lockheed Martin Corp.                                         100            3
  Kellogg Co.                                                   100            3
  R.J. Reynolds Tobacco Holdings, Inc.                           53            3
* Adelphia Communications Corp.
   Class A                                                       50            3
  Raytheon Co. Class A                                           84            2
  Mattel, Inc.                                                  132            2
  Rohm & Haas Co.                                                50            2
* Six Flags, Inc.                                               100            2
  IMC Global Inc.                                               106            2
  International Paper Co.                                        38            2
  Crown Cork & Seal Co., Inc.                                   100            1
  J.C. Penney Co., Inc.                                          54            1
* Priceline.com Inc.                                            100            0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,942,408)                                                    $2,851,337
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
 6.10%, 1/2/2001--Note G                                    $18,266     $ 18,266
 6.14%, 1/2/2001                                             10,829       10,829
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $29,095)                                                           29,095
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.9%)
 (Cost $1,971,503)                                                     2,880,432
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                             (-0.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       9,289
Liabilities--Note G                                                     (36,129)
                                                                    ------------
                                                                        (26,840)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%) $2,853,592
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)All or part of security position is on loan to broker/dealers. See Note G in Notes to Financial Statements.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,052,857
Overdistributed Net Investment Income                                    (1,242)
Accumulated Net Realized Losses--Note E                                (106,952)
Unrealized Appreciation--Note F                                          908,929
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,853,592
================================================================================
Investor Shares--Net Assets
Applicable to 86,407,767 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                            $2,643,118
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                          $30.59
================================================================================
Institutional Shares--Net Assets
Applicable to 6,880,228 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $210,474
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                     $30.59
================================================================================

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
SMALL-CAP FUND                                     SHARES             (000)
---------------------------------------------------------------------------
COMMON STOCKS (100.2%)
---------------------------------------------------------------------------
*   Mercury Interactive Corp.                 $    54,500     $       4,919
*   IDEC Pharmaceuticals Corp.                     25,400             4,815
*   Universal Health Services Class B              34,500             3,855
*   Timberland Co.                                 45,900             3,070
*   Cephalon, Inc.                                 47,600             3,014
    Fidelity National Financial, Inc.              80,300             2,966
*   Patterson Dental Co.                           79,500             2,693
*   National Instruments Corp.                     54,300             2,637
    Eaton Vance Corp.                              81,700             2,635
    Cullen/Frost Bankers, Inc.                     61,100             2,555
    Commerce Bancorp, Inc.                         36,405             2,489
*   Varian Medical Systems, Inc.                   36,600             2,487
*   RSA Security Inc.                              46,400             2,453
    First American Corp.                           73,700             2,423
    Investors Financial Services Corp.             27,400             2,356
*   Shaw Group, Inc.                               46,900             2,345
*   Newfield Exploration Co.                       49,300             2,339
*   Louis Dreyfus Natural Gas Corp.                51,000             2,336
    Cross Timbers Oil Co.                          81,700             2,267
    Centura Banks, Inc.                            45,800             2,210
*   Priority Healthcare Corp. Class B              53,600             2,188
*   Barrett Resources Corp.                        38,000             2,159
*   Medicis Pharmaceutical Corp.                   34,600             2,046
    Alpharma, Inc. Class A                         46,200             2,027
*   Aeroflex, Inc.                                 68,200             1,966
*   Smithfield Foods, Inc.                         63,300             1,924
*   Pride International Inc.                       77,800             1,916
    D. R. Horton, Inc.                             77,683             1,898
*   Cerner Corp.                                   40,800             1,887
*   Alpha Industries, Inc.                         50,700             1,876
*   Coventry Health Care Inc.                      70,200             1,873
    Raymond James Financial, Inc.                  53,500             1,866
    Skywest, Inc.                                  64,500             1,854
*   Whole Foods Market, Inc.                       30,200             1,846
    Downey Financial Corp.                         33,300             1,831
*   Orthodontic Centers of
      America, Inc.                                57,500             1,797
*   Techne                                         49,000             1,767
    Washington Federal Inc.                        61,500             1,749
*   Stillwater Mining Co.                          44,400             1,747
*   Toll Brothers, Inc.                            42,000             1,717
    Bindly Western Industries, Inc.                41,066             1,707
*   O'Reilly Automotive, Inc.                      60,600             1,621
    Vintage Petroleum, Inc.                        74,300             1,597
*   Advance Paradigm, Inc.                         35,000             1,592
*   Gentex Corp.                                   85,300             1,589
    Jack Henry & Associates                        25,300             1,572
*   APW Ltd.                                       46,400             1,566
*   Southern Union Co.                             58,590             1,553
    Ethan Allen Interiors, Inc.                    45,200             1,514
    OM Group, Inc.                                 27,700             1,513
*   Regeneron Pharmaceuticals, Inc.                42,700             1,506
*   Renal Care Group, Inc.                         54,900             1,505
*   Tetra Tech, Inc.                               46,975             1,497
*   Zebra Technologies Corp. Class A               36,700             1,497
    Philadelphia Suburban Corp.                    60,975             1,494
*   Vicor Corp.                                    48,600             1,476
*   Pharmaceutical Product
      Development, Inc.                            29,700             1,476
*   Tom Brown, Inc.                                44,800             1,473
    Harman International
      Industries, Inc.                             39,900             1,456
*   Southwest Bancorporation of
      Texas, Inc.                                  33,900             1,456
    Pogo Producing Co.                             46,600             1,450
*   Province Healthcare Co.                        36,500             1,437
    Arthur J. Gallagher & Co.                      22,500             1,432
*   Stone Energy Corp.                             22,100             1,427
    Dain Rauscher Corp.                            15,000             1,420
*(1)ResMed Inc.                                    35,600             1,420
    FactSet Research Systems Inc.                  38,200             1,416
*   The Cheesecake Factory                         36,900             1,416
    Piedmont Natural Gas, Inc.                     37,000             1,413
    National Data Corp.                            38,200             1,399
*   Copart, Inc.                                   64,600             1,389
    First Midwest Bancorp                          48,200             1,386
*   Imperial Bancorp                               51,000             1,339
*   Proxim, Inc.                                   31,100             1,337
*   Jack in the Box Inc.                           45,400             1,336
*   Men's Wearhouse, Inc.                          48,900             1,333
    Hudson United Bancorp                          63,389             1,327
    RGS Energy Group Inc.                          40,900             1,327
    Cambrex Corp.                                  29,300             1,326
    New York Community
      Bancorp, Inc.                                35,400             1,301
    C & D Technology Inc.                          30,100             1,300
*   NVR, Inc.                                      10,500             1,298
*   Hain Celestial Group, Inc.                     39,100             1,271
*   Linens 'n Things, Inc.                         45,900             1,268
    Technitrol, Inc.                               30,200             1,242
*   Constellation Brands, Inc. Class A             21,100             1,240
    Commercial Federal Corp.                       63,100             1,227
*   Scotts Co.                                     32,700             1,208
    Aptargroup Inc.                                40,900             1,201
    Invacare Corp.                                 34,800             1,192
    Pier 1 Imports Inc.                           115,300             1,189
*   Mercury Computer Systems, Inc.                 25,500             1,184
*   Insituform Technologies Class A                29,500             1,176
    Corn Products International, Inc.              40,400             1,174
*   Barra, Inc.                                    24,900             1,173
    Roper Industries Inc.                          35,100             1,160
*   Silicon Valley Group, Inc.                     40,300             1,159
*   Aspen Technologies, Inc.                       34,500             1,147
    IDEX Corp.                                     34,600             1,146
*   Michaels Stores, Inc.                          43,000             1,139
*   Cognex Corp.                                   51,500             1,139

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                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
*   Impath, Inc.                              $    17,060     $       1,134
*   HNC Software, Inc.                             38,200             1,134
    La-Z-Boy Inc.                                  71,420             1,125
*   Veritas DGC Inc.                               34,800             1,124
*   Great Plains Software, Inc.                    23,800             1,120
*   Mid Atlantic Medical Services, Inc.            56,500             1,119
*   FileNet Corp.                                  41,000             1,117
    Energen Corp.                                  34,700             1,117
*   99 Cents Only Stores                           40,600             1,111
    Avista Corp.                                   54,200             1,111
*   Footstar Inc.                                  22,400             1,109
    Massey Energy Co.                              86,911             1,108
    Ruby Tuesday, Inc.                             71,100             1,084
*   Black Box Corp.                                22,400             1,082
    Polaris Industries, Inc.                       27,200             1,081
*   Anchor Gaming                                  27,700             1,080
*   Alliant Techsystems, Inc.                      16,000             1,068
*   CEC Entertainment Inc.                         31,150             1,063
    Atmos Energy Corp.                             43,600             1,063
*   Dendrite International, Inc.                   47,400             1,061
    Trenwick Group Ltd                             42,600             1,057
    United Bankshares, Inc.                        49,615             1,054
*   DuPont Photomasks, Inc.                        19,800             1,046
*   Syncor International Corp.                     28,700             1,044
*   Coherent, Inc.                                 32,100             1,043
    Cabot Oil & Gas Corp. Class A                  33,300             1,039
*   ADVO, Inc.                                     23,400             1,038
*   Accredo Health, Inc.                           20,600             1,034
*   Atlantic Coast Airlines
      Holdings Inc.                                25,200             1,030
*   Mueller Industries Inc.                        38,400             1,030
*   SEACOR SMIT Inc.                               19,500             1,026
*   Cal Dive International, Inc.                   38,300             1,020
*   Axcelis Technologies, Inc.                    113,500             1,007
    Burlington Coat Factory
      Warehouse Corp.                              52,700               998
*   Respironics, Inc.                              35,000               997
*   Noven Pharmaceuticals, Inc.                    26,300               983
    Penton Media, Inc. Class A                     36,500               981
    Whitney Holdings                               26,900               977
    Methode Electronics, Inc. Class A              42,400               973
*   Pacific Sunwear of California                  37,800               969
    Graco, Inc.                                    23,200               960
    Werner Enterprises, Inc.                       55,900               950
*   Varian Semiconductor Equipment
      Associates, Inc.                             40,000               950
    Applebee's International, Inc.                 30,200               949
    Chittenden Corp.                               31,300               949
*   Verity, Inc.                                   39,300               946
    Community First Bankshares                     50,100               946
*   American Management
      Systems, Inc.                                47,682               945
*   Forward Air Corp.                              25,300               944
*   United Stationers, Inc.                        39,300               943
    USFreightways Corp.                            31,300               941
*   Swift Energy Co.                               25,000               941
*   Anixter International Inc.                     43,200               934
    Delta & Pine Land Co.                          44,000               921
*   MAXIMUS, Inc.                                  26,200               915
*   Dionex Corp.                                   26,300               907
*   HS Resources Inc.                              21,400               907
    Earthgrains Co.                                48,800               903
*   Cymer, Inc.                                    35,000               901
    St. Mary Land & Exploration Co.                26,900               896
*   Delphi Financial Group, Inc.                   23,266               896
*   Electro Scientific Industries, Inc.            31,800               890
    Brady Corp. Class A                            26,300               889
*   Teledyne Technologies, Inc.                    37,600               888
    Trustco Bank                                   72,562               884
    Jefferies Group, Inc.                          28,200               881
    New Jersey Resources Corp.                     20,300               878
    Diagnostic Products Corp.                      16,000               874
*   DMC Stratex Networks, Inc.                     58,200               873
    Staten Island Bancorp, Inc.                    40,800               872
    Morgan Keegan, Inc.                            32,900               872
    Hooper Holmes, Inc.                            78,800               872
*   Advanced Energy Industries, Inc.               38,700               871
*   IDEXX Laboratories Corp.                       39,500               869
    Manitowac Co., Inc.                            29,900               867
*   Performance Food Group Co.                     16,800               861
*   Administaff, Inc.                              31,500               857
    CH Energy Group, Inc.                          19,100               855
    UIL Holdings Corp.                             17,100               851
    Casey's General Stores                         56,850               849
    Fair Issac & Co.                               16,600               847
*   Cable Design Technologies                      50,000               841
    Oshkosh Truck Corp.                            19,100               840
*   Avant! Corp.                                   45,700               837
*   AXT, Inc.                                      25,300               836
    Standard Pacific Corp.                         35,700               834
    Florida Rock Industries, Inc.                  21,300               833
    MDC Holdings, Inc.                             25,100               827
*   Photronics Labs Inc.                           35,200               825
*   Spherion Corp.                                 72,900               825
    Baldor Electric Co.                            38,800               820
    UGI Corp. Holding Co.                          32,300               818
*   Kopin Corp.                                    73,300               811
*   WMS Industries, Inc.                           40,100               807
*   SPS Technologies, Inc.                         14,700               806
    ABM Industries                                 26,200               802
    Southwest Gas Corp.                            36,300               794
*   On Assignment, Inc.                            27,500               784
    MAF Bancorp, Inc.                              27,500               782
    Northwest Natural Gas Co.                      29,300               776
    Reliance Steel & Aluminum Co.                  31,350               776
    Central Parking Corp.                          38,600               772
    Susquehanna Bancshares, Inc.                   46,770               772
    Tredegar Corp.                                 43,700               762

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                                                                     MARKET
TAX-MANAGED                                                          VALUE*
SMALL-CAP FUND                                     SHARES             (000)
---------------------------------------------------------------------------
*   Simpson Manufacturing Co.                      14,600               745
*   Cost Plus, Inc.                                25,000               734
*   Enzo Biochem, Inc.                             29,400               731
    Wolverine World Wide, Inc.                     47,900               730
    Texas Industries, Inc.                         24,200               726
    CTS Corp.                                      19,800               721
    Mutual Risk Management Ltd.                    47,400               720
*   CryoLife Inc.                                  23,700               717
    First Bancorp/Puerto Rico                      30,300               716
    Belden, Inc.                                   28,200               716
*   Zale Corp.                                     24,500               712
*   Rogers Corp.                                   17,300               710
*   Sonic Corp.                                    30,400               709
*   F.Y.I. Inc.                                    19,200               708
*   Sybron Dental Specialties, Inc.                41,900               707
    Regis Corp.                                    48,700               706
    UniSource Energy Corp.                         37,400               704
    Selective Insurance Group                      28,900               701
*   Atwood Oceanics, Inc.                          15,900               697
    Enhance Financial Services
      Group, Inc.                                  44,900               693
    G & K Services, Inc.                           24,500               689
*   Actel Corp.                                    28,400               687
    East West Bancorp, Inc.                        27,300               681
*   Dril-Quip, Inc.                                19,900               680
    MacDermid, Inc.                                35,800               680
*   Radiant Systems, Inc.                          33,100               679
    Owens & Minor, Inc. Holding Co.                38,200               678
*   US Oncology, Inc.                             107,400               678
*   Genesco, Inc.                                  27,658               676
    Tucker Anthony Sutro Corp.                     27,500               675
    Ryland Group, Inc.                             16,500               672
*   Trimble Navigation Ltd.                        28,000               672
    Springs Industries Inc. Class A                20,600               668
*   Heartland Express, Inc.                        29,200               666
*   Pre-Paid Legal Services, Inc.                  26,000               663
    Michael Foods Group, Inc.                      21,900               660
    Analogic Corp.                                 14,800               659
    Cooper Cos., Inc.                              16,400               654
    PolyOne Corp.                                 111,100               653
*   Ultratech Stepper, Inc.                        25,200               652
*   Kulicke & Soffa Industries, Inc.               57,900               651
    Helix Technology Corp.                         27,000               639
    Provident Bankshares Corp.                     30,504               637
    LandAmerica Financial Group, Inc.              15,500               627
    Milacron Inc.                                  39,000               626
*   Triarc Cos., Inc. Class A                      25,700               623
    Georgia Gulf Corp.                             36,200               618
    Northwestern Corp.                             26,600               615
*   Progress Software Corp.                        42,500               614
    Rollins Truck Leasing                          76,600               613
*   SCP Pool Corp.                                 20,350               612
*   Remedy Corp.                                   36,800               610
    Kellwood Co.                                   28,700               606
    Datascope Corp.                                17,700               606
    Hilb, Rogal and Hamilton Co.                   15,200               606
*   Agribrands International, Inc.                 11,300               605
*   Prime Hospitality Corp.                        51,700               601
*(1)SCM Microsystems,Inc.                          18,200               601
*   Steel Dynamics, Inc.                           54,600               601
*   Input/Output, Inc.                             58,800               599
*   Xircom, Inc.                                   38,600               598
*   Fossil, Inc.                                   41,200               597
*   The Dress Barn, Inc.                           20,500               594
*   Aztar Corp.                                    45,700               591
*   American Italian Pasta Co.                     22,000               590
*   THQ Inc.                                       24,200               590
    Sterling Bancshares, Inc.                      29,800               589
    The South Financial Group, Inc.                44,400               588
*   Landstar System                                10,500               582
    Zenith National Insurance Corp.                19,800               582
*   Allen Telecom Inc.                             32,400               581
*   Kirby Corp.                                    27,600               580
    Morrison Management
      Specialists, Inc.                            16,600               579
*   Ionics, Inc.                                   20,400               579
*   Nautica Enterprises, Inc.                      37,900               577
    Clarcor Inc.                                   27,900               577
*   Stein Mart, Inc.                               48,900               568
    Russell Corp.                                  36,800               568
*   Yellow Corp.                                   27,900               568
*   Kent Electronics Corp.                         34,200               564
*   Boston Communications
      Group, Inc.                                  20,200               563
*   Buckeye Technology, Inc.                       40,000               563
*   Ralcorp Holdings, Inc.                         34,300               562
    Patina Oil & Gas Corp.                         23,300               559
    Park Electrochemical Corp.                     18,150               557
*   Pericom Semiconductor Corp.                    29,800               551
*   Offshore Logistics, Inc.                       25,400               547
    Mentor Corp.                                   27,900               544
    Roadway Express Inc.                           25,451               539
*   RadiSys Corp.                                  20,800               538
    Fleming Cos., Inc.                             45,500               537
    The Toro Co.                                   14,600               536
    GBC Bancorp                                    13,900               533
*   Avid Technology, Inc.                          29,200               533
    Arnold Industries, Inc.                        29,587               533
    Libbey, Inc.                                   17,500               532
    Interface, Inc.                                60,600               526
*   CUNO Inc.                                      19,600               526
*   Esterline Technologies Corp.                   20,000               525
    Wellman, Inc.                                  36,745               519
    JLG Industries, Inc.                           48,600               516
    Valmont Industries, Inc.                       28,100               516
*   Seitel, Inc.                                   28,000               516
*   Oceaneering International, Inc.                26,400               513
*   Paxar Corp.                                    50,000               509

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                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
    Laclede Gas Co.                           $    21,700     $         507
    Winnebago Industries, Inc.                     28,800               506
    R.L.I. Corp.                                   11,300               505
    Russ Berrie and Co., Inc.                      23,900               505
*   Quiksilver, Inc.                               26,000               504
*   IHOP Corp.                                     23,100               501
*   Factory 2-U Stores Inc.                        15,100               500
*   Rare Hospitality International Inc.            22,400               500
    A.O. Smith Corp.                               29,100               496
*   Washington Group
      International, Inc.                          60,300               494
*   BE Avionics Inc.                               30,700               491
*   Rainbow Technologies, Inc.                     30,900               489
    The Marcus Corp.                               35,100               487
    Hughes Supply, Inc.                            27,100               486
    NUI Corp.                                      15,000               483
*   Aware, Inc.                                    27,200               483
*   Systems & Computer
      Technology Corp.                             39,200               483
    International Multifoods Corp.                 23,700               481
    Riggs National Corp.                           34,200               477
    Applied Industrial Technology, Inc.            23,000               473
    Vital Signs, Inc.                              14,700               472
(1) Southwest Securities Group, Inc.               18,220               471
    GenCorp, Inc.                                  48,800               470
    John H. Harland Co.                            32,800               463
*   Heidrick & Struggles
      International, Inc.                          10,900               458

*   Biotechnology General                          64,800               458
*   Scott Technologies, Inc.                       20,400               456
    Arch Chemicals, Inc.                           25,700               456
    Kaman Corp. Class A                            26,800               452
    The Standard Register Co.                      31,500               449
    Barnes Group, Inc.                             22,500               447
*   M.S. Carriers, Inc.                            13,600               445
*   Pediatrix Medical Group, Inc.                  18,400               443
*   C-COR Electronics, Inc.                        45,300               440
*   Kronos, Inc.                                   14,185               439
    Anchor Bancorp Wisconsin Inc.                  27,400               438
    Bel Fuse, Inc. Class B                         12,850               437
*   Pinnacle Systems, Inc.                         58,600               432
    Watts Industries Class A                       31,100               431
*   Pinnacle Entertainment, Inc.                   31,900               431
    American States Water Co.                      11,600               428
*   Phoenix Technologies Ltd.                      31,700               427
*   School Specialty, Inc.                         21,200               425
*   Plains Resources                               20,100               425
*   Standard Microsystem                           20,900               423
*   ArthroCare Corp.                               21,700               423
*   General Communication, Inc.                    60,200               421
*   Arkansas Best Corp.                            23,000               421
*   MICROS Systems, Inc.                           22,700               414
    WD-40 Co.                                      21,300               414
    Regal-Beloit Corp.                             24,200               413
*   AstroPower, Inc.                               13,100               411
*   The Gymboree Corp.                             29,600               411
    Elcor Corp.                                    24,200               408
    Phillips-Van Heusen Corp.                      31,400               408
    Thomas Industries, Inc.                        17,400               405
    Cato Corp. Class A                             29,300               403
*   NBTY, Inc.                                     83,200               395
    AAR Corp.                                      31,000               391
*   United Natural Foods, Inc.                     22,200               391
*   Remington Oil & Gas Corp.                      30,000               390
*   Harmonic, Inc.                                 68,500               390
*   Saga Systems, Inc.                             33,900               388
*   eLoyalty Corp.                                 59,800               387
    Chemed Corp.                                   11,500               387
*   Monaco Coach Corp.                             21,800               386
    Brush Engineered Materials Inc.                19,100               386
    Coca-Cola Bottling Co.                         10,100               383
*(1)P.F. Chang's China Bistro, Inc.                12,100               380
*   Gardner Denver Inc.                            17,800               379
*   Auspex Systems, Inc.                           54,100               379
    ChemFirst Inc.                                 17,100               377
*   Electroglas, Inc.                              24,100               369
*   Magnatek                                       28,281               368
*   Volt Information Sciences Inc.                 17,700               367
    Myers Industries, Inc.                         25,300               367
*   Ryan's Family Steak Houses, Inc.               38,700               365
    Universal Forest Products, Inc.                27,500               364
*   Astec Industries, Inc.                         27,600               364
*   Panera Bread                                   15,900               363
    Brown Shoe Company, Inc.                       27,800               361
    Chesapeake Corp. of Virginia                   17,500               360
*   Organogenesis, Inc.                            39,700               357
*   CDI Corp.                                      24,300               355
*   Nuevo Energy Co.                               20,400               353
    Watsco, Inc.                                   30,600               353
*(1)Salton, Inc.                                   17,000               352
    Pioneer Standard Electronics Inc.              31,900               351
    Commercial Metals Co.                          15,700               349
*   ViaSat, Inc.                                   26,500               348
*   SONICblue Inc.                                 84,000               347
*   RTI International Metals                       24,200               346
*   WetSeal, Inc. Class A                          16,800               345
    Cohu, Inc.                                     24,600               343
*   Insight Enterprises, Inc.                      19,100               343
    Arctic Cat, Inc.                               29,200               339
*   Ciber, Inc.                                    68,700               335
    Lindsay Manufacturing Co.                      14,800               335
    Caraustar Industries, Inc.                     35,600               334
*   Midway Games Inc.                              46,700               332
    Aaron Rents, Inc. Class B                      23,500               330
    Deltic Timber Corp.                            13,800               329
    Schweitzer-Mauduit
      International, Inc.                          17,200               329
*   MGI Pharma, Inc.                               19,700               325

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                                                                     MARKET
TAX-MANAGED                                                          VALUE*
SMALL-CAP FUND                                     SHARES             (000)
---------------------------------------------------------------------------
*   Hall, Kinion & Associates, Inc.           $    16,100     $         324
    Lawson Products, Inc.                          11,900               324
*   Conmed Corp.                                   18,700               320
    Keithley Instruments Inc.                       7,400               319
    Quanex Corp.                                   15,800               318
*   CACI International, Inc.                       13,800               318
*   PAREXEL International Corp.                    29,200               316
    The Stride Rite Corp.                          45,100               316
*   Intermagnetics General Corp.                   18,639               312
*   AnnTaylor Stores Corp.                         12,400               309
    K-Swiss, Inc.                                  12,300               308
    Robbins & Myers, Inc.                          12,700               306
    Polaroid Corp.                                 52,300               304
*   Bell Microproducts Inc.                        19,000               302
*   Supertex, Inc.                                 15,200               300
    Southwestern Energy Co.                        28,900               300
    Sturm, Ruger & Co., Inc.                       31,400               296
*   Project Software &
    Development, Inc.                              27,400               294
    Standex International Corp.                    14,200               293
*   Ultimate Electronics, Inc.                     13,200               290
*   Artesyn Technologies, Inc.                     17,800               283
    Dimon Inc.                                     51,200               282
*   Symmetricom Inc.                               28,800               281
*   URS Corp.                                      19,100               281
*   Adaptive Broadband Corp.                       45,700               280
    New England Business
      Service, Inc.                                15,300               279
*   Mesa Air Group Inc.                            39,300               275
*   General Semiconductor, Inc.                    44,000               275
    Omnova Solutions Inc.                          45,500               273
    Thor Industries, Inc.                          13,800               273
*   SPSS, Inc.                                     12,300               271
    Pope & Talbot, Inc.                            16,100               271
*   Griffon Corp.                                  34,100               269
*   Midwest Express Holdings, Inc.                 18,100               266
    Skyline Corp.                                  14,000               265
    Landry's Seafood
      Restaurants, Inc.                            26,500               263
    E.W. Blanch Holdings, Inc.                     15,000               262
*   Checkpoint Systems, Inc.                       35,100               261
*   TETRA Technologies, Inc.                       16,800               260
    Oshkosh B Gosh, Inc. Class A                   14,000               259
    Cleveland-Cliffs Iron Co.                      12,000               259
    SLI, Inc.                                      39,900               257
    Inter-Tel, Inc.                                33,400               257
    Cascade Natural Gas Corp.                      13,600               256
    SCPIE Holdings Inc.                            10,800               255
*   NYFIX, Inc.                                    10,500               254
*   QRS Corp.                                      19,700               252
    National Presto Industries, Inc.                8,000               246
    Wabash National Corp.                          28,400               245
*   Alliance Pharmaceutical Corp.                  28,000               242
*   Brightpoint, Inc.                              67,200               235
*   The Profit Recovery Group
      International, Inc.                          36,600               233
    X-Rite Inc.                                    29,800               233
*   Consolidated Products Inc.                     33,700               232
    Bangor Hydro-Electric Co.                       8,500               218
*   Group 1 Automotive, Inc.                       23,200               218
    Gerber Scientific, Inc.                        25,300               217
*   C-Cube Microsystems Inc.                       17,400               214
    Midas Inc.                                     17,700               211
*   Fritz Cos., Inc.                               34,700               210
*   Flow International Corp.                       19,000               209
    A.M. Castle & Co.                              20,900               209
    Quaker Chemical Corp.                          11,000               207
*   JAKKS Pacific, Inc.                            22,500               205
    Butler Manufacturing Co.                        8,000               202
    Coachmen Industries, Inc.                      19,000               200
*   Franklin Covey Co.                             25,900               194
*   Three-Five Systems, Inc.                       10,698               193
*   SpaceLabs Medical, Inc.                        14,800               192
*   AVT Corp.                                      37,800               188
    Apogee Enterprises, Inc.                       34,900               188
*   Consolidated Graphics, Inc.                    15,700               187
*   ZixIt Corp.                                    21,100               185
    CPI Corp.                                       9,100               182
*   K2 Inc.                                        22,700               182
*   J & J Snack Foods Corp.                        10,800               182
*   Concord Communications, Inc.                   20,700               181
*   ShopKo Stores, Inc.                            35,900               179
*   Department 56 Inc.                             15,600               179
    Central Vermont Public
      Service Corp.                                14,700               179
*   Insurance Auto Auctions, Inc.                  14,900               179
    Fedders Corp.                                  38,600               179
    Analysts International Corp.                   46,600               178
*   Aspect Communications Corp.                    22,000               177
*   Champion Enterprises, Inc.                     63,600               175
*   Lydall, Inc.                                   20,000               174
*   Theragenics Corp.                              34,700               174
    Bowne & Co., Inc.                              16,300               172
    Tenneco Automotive, Inc.                       57,200               172
*   The Kroll-O'Gara Co.                           28,500               171
    Nash-Finch Co.                                 14,600               171
    BMC Industries, Inc.                           34,800               170
    Bassett Furniture Industries, Inc.             15,000               169
*   Labor Ready, Inc.                              50,700               168
*   Wolverine Tube, Inc.                           13,900               167
*   Davox Corp.                                    16,800               164
    Luby's, Inc.                                   27,300               164
*   Cygnus Inc.                                    31,600               154
*   Alliance Semiconductor Corp.                   13,600               154
*   Hyperion Solutions Corp.                        9,900               153
*   Valence Technology                             16,400               153
    Cash America International Inc.                34,500               151
*   Brooktrout Technology, Inc.                    15,800               150

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
*   Pac-West Telecom, Inc.                    $    43,100     $         148
    Oxford Industries, Inc.                         9,600               146
    Nature's Sunshine Inc.                         21,400               146
*   Jo-Ann Stores, Inc. Class A                    22,000               144
*   Material Sciences Corp.                        18,500               142
*   Building Materials Holding Corp.               16,600               141
*   Meade Instruments Corp.                        21,300               140
*   Sierra Health Services                         35,300               134
*   SpeedFam-IPEC, Inc.                            21,900               133
    Penford Corp.                                   9,300               133
    Thomas Nelson, Inc.                            18,600               130
*   TBC Corp.                                      28,300               129
*   Visual Networks, Inc.                          39,700               129
*   Sola International Inc.                        30,900               127
*   Information Resources, Inc.                    37,700               125
*   Ashworth, Inc.                                 18,800               122
    Standard Motor Products, Inc.                  16,500               122
    Intermet Corp.                                 33,469               121
*   Digi International, Inc.                       19,800               121
    Titan International, Inc.                      26,200               111
    Amcast Industrial Corp.                        11,100               110
    Green Mountain Power Corp.                      8,800               110
    Mississippi Chemical Corp.                     34,800               110
*   Billing Concepts Corp.                         54,800               110
*   Hologic, Inc.                                  20,600               109
*   Advanced Tissue Sciences Inc.                  36,000               109
    Angelica Corp.                                 11,500               108
    Commonwealth Industries Inc.                   23,700               107
*   A.T. Cross Co. Class A                         23,600               105
    Haggar Corp.                                    9,000               103
    Computer Task Group, Inc.                      26,000               102
*   PolyMedica Corp.                                3,000               100
*   Edgewater Technology, Inc.                     15,100                98
*   Immune Response                                37,000                97
*   Osteotech, Inc.                                19,100                91
*   Huffy Corp.                                    13,900                90
*   Benchmark Electronics, Inc.                     3,900                88
*   Hartmarx Corp.                                 37,000                88
    Hancock Fabrics, Inc.                          24,900                86
    Lillian Vernon Corp.                           12,100                85
*   Mayor's Jeweler's, Inc.                        29,100                84
*   Royal Appliance
      Manufacturing Co.                            20,700                83
*   Genzyme Corp.-;Genzyme
      Biosurgery                                    9,469                82
    Steel Technologies, Inc.                       14,700                81
    Lennox International Inc.                      10,338                80
*   International FiberCom, Inc.                   16,000                79
*   Cyrk International, Inc.                       25,200                76
    J. Baker, Inc.                                 16,300                73
*   Information Holdings Inc.                       3,100                73
*   E. Gottschalk & Co., Inc.                      17,500                72
*   Curative Health Services Inc.                  12,700                71
*   Tower Automotive, Inc.                          7,700                69
*   Hutchinson Technology, Inc.                     4,200                58
*   Action Performance Cos., Inc.                  22,700                54
*   Applica Inc.                                   11,000                54
*   Read Rite Corp.                                13,300                54
*   DAMARK International, Inc.                      8,800                52
    Nashua Corp.                                   10,800                48
*   The Dixie Group, Inc.                          18,700                44
    Enesco Group, Inc.                              8,900                42
*   ePresence, Inc.                                 8,900                39
*   Goody's Family Clothing                         8,000                36
*   American Freightways                            1,057                30
*   Chico's Fas, Inc.                               1,000                21
*   MemberWorks, Inc.                                 600                13
*   ESS Technology, Inc.                            2,400                12
*   Photon Dynamics, Inc.                             500                11
*   P-Com, Inc.                                     3,400                10
    Fleetwood Enterprises, Inc.                       900                 9
    Fremont General Corp.                           2,300                 6
    IMCO Recycling, Inc.                            1,000                 5
*   InterVoice-Brite, Inc.                            700                 5
*   Audiovox Corp.                                    500                 5
*   Startek, Inc.                                     200                 3
    Foster Wheeler Corp.                              300                 2
*   HA-LO Industries, Inc.                            600                 1
*   Friede Goldman Halter, Inc.                       300                 1
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $337,539)                                           $     414,351
----------------------------------------------------------------------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.8%)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled Cash Account
    6.10%, 1/2/2001--Note G                   $     2,954     $       2,954
    6.14%, 1/2/2001                                 4,559             4,559
----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
      (Cost $7,513)                                           $       7,513
----------------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
      (Cost $345,052)                                         $     421,864
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-;2.0%)
----------------------------------------------------------------------------
Other Assets--Note B                                                  6,791
Payables for Investment Securities Purchased                        (11,894)
Other Liabilities--Note G                                            (3,333)
                                                              --------------
                                                              $      (8,436)
                                                              --------------
----------------------------------------------------------------------------
NET ASSETS (100%)                                             $     413,428
============================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)All or part of security position is on loan to broker/dealers.
   See Note G in Notes to Financial Statements.

----------------------------------------------------------------------------

TAX-MANAGED                                                           AMOUNT
SMALL-CAP FUND                                                         (000)
----------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------
Paid-in Capital                                               $     344,588
Overdistributed Net Investment Income                                  (153)
Accumulated Net Realized Losses--Note E                              (7,819)
Unrealized Appreciation--Note F                                      76,812
----------------------------------------------------------------------------
NET ASSETS                                                    $     413,428
============================================================================

Investor Shares--Net Assets
Applicable to 25,836,834 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                   $     367,579
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                   $       14.23
============================================================================

Institutional Shares--Net Assets
Applicable to 3,222,216 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                    $      45,849
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                        $       14.23
============================================================================

---------------------------------------------------------------------------
                                                                     Market
TAX-MANAGED                                                          Value*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
COMMON STOCKS (99.6%)
---------------------------------------------------------------------------
AUSTRALIA (2.7%)
    Telstra Corp. Ltd.                        $   201,353     $         719
    National Australia Bank Ltd.                   40,309               645
    Commonwealth Bank of Australia                 32,799               563
    BHP Ltd.                                       50,076               527
    News Corp. Ltd.                                54,768               426
    News Corp. Ltd. Pfd.                           57,158               407
    Westpac Banking Corp., Ltd.                    45,212               331
    AMP Ltd.                                       29,145               327
    Brambles Industries Ltd.                        6,409               150
    Woolworths Ltd.                                31,952               149
    Foster's Brewing Group Ltd.                    51,251               134
    Lend Lease Corp.                               13,528               126
    Rio Tinto Ltd.                                  7,404               121
    Coles Myer Ltd.                                29,855               116
    WMC Ltd.                                       26,507               113
    Suncorp-Metway Ltd.                            18,730               112
    Australian Gas Light Co., Ltd.                 13,420                95
    CSR Ltd.                                       35,233                92
    CSL Ltd.                                        3,831                83
    QBE Insurance Group Ltd.                       15,036                83
    Santos Ltd.                                    21,453                72
    Aristocrat Leisure Ltd.                        23,600                68
    Southcorp Ltd.                                 24,736                67
    Wesfarmers Ltd.                                 7,061                63
    Computershare Ltd.                             12,953                62
    Mayne Nickless Ltd.                            19,097                62
*   OneSteel Ltd.                                 114,786                61
    Sons of Gwalia Ltd.                            17,600                60
    M.I.M. Holdings Ltd.                           89,015                57
    Mirvac Group                                   27,915                55
    Leighton Holdings Ltd.                         15,226                53
    Coca-Cola Amatil Ltd.                          19,867                52
    Howard Smith Ltd.                               7,424                35
    Amcor Ltd.                                     11,503                34
    Tabcorp Holdings Ltd.                           5,226                32
    Normandy Mining Ltd.                           55,060                30
    British American Tobacco
      Australasia Ltd.                              3,878                28
    Cochlear Ltd.                                   1,144                23
*   Transurban Group                                8,389                21
    Goodman Fielder Ltd.                           27,440                19
    Orica Ltd.                                      5,770                18
    Gandel Retail Trust                            25,531                16
    Hardie (James) Industries Ltd.                  7,880                16
    ERG Ltd.                                        9,786                15
    AMP Diversified Property Ltd.                  10,000                14
    Boral Ltd.                                     11,605                13
    David Jones Ltd.                               17,000                13
*   Delta Gold Ltd.                                13,790                 9
    Pacific Dunlop Ltd.                             9,500                 8
    F.H. Faulding & Co., Ltd.                       1,190                 8
    Paperlinx Ltd.                                  3,834                 7
    Westralian Sands Ltd.                           2,420                 6
    Newcrest Mining Ltd.                            2,187                 5
    Futuris Corp., Ltd.                             3,905                 4
                                                              -------------
                                                              $       6,425
                                                              -------------
AUSTRIA (0.2%)
   BA Holding AG                                    2,907               160
    Oesterreichische
       Elektrizitaetswirtschafts AG
        Class A                                     1,053               107
    OMV AG                                            821                64
    BWT Best Water Technology AG                    1,000                33
    Austria Tabak AG                                  550                30
    EA-Generali AG                                    130                22
    Wienerberger Baustoffindustrie AG               1,190                21
    Lenzing AG                                        200                15
*   Telekom Austria AG                              2,000                11
    VA Technologies AG                                319                10
    Flughafen Wien AG                                 140                 5
    Mayr-Melnhof Karton AG                            120                 5
    Oesterreichische
      Brau-Beteiligungs AG                            120                 5
    Boehler-Uddeholm AG                               110                 4
    RHI AG                                            210                 4
    Austrian Airlines AG                              250                 3
                                                              -------------
                                                              $         499
                                                              -------------

BELGIUM (0.8%)
    Fortis AG (B)                                  18,134               589
    Kredietbank NPV                                 6,848               297
    Electrabel SA                                   1,267               286
    UCB SA                                          4,151               154
    Solvay SA                                       2,390               133
*   Interbrew                                       3,000               105
    Delhaize-Le Lion SA                             2,072                98
    Agfa Gevaert NV                                 4,000                95
    UBS AG                                            247                40
    Colruyt NV                                        857                38
*   Logitech International SA                         150                38
    Union Miniere SA                                  680                26
    Compagnie Maritime Belge
      SA (CMB)                                        340                25
    Bekaert NV                                        500                23
    D'Ieteren SA                                       90                20
*   Barco NV                                          253                19
    Glaverbel SA                                      236                18
*   BarcoNet NV                                       506                 4
                                                              -------------
                                                              $       2,008
                                                              -------------

DENMARK (0.9%)
    Novo Nordisk A/S B Shares                       2,124               381
    Danske Bank A/S                                19,460               350
    D/S Svendborg B Shares                             21               246
    D/S 1912 B Shares                                  28               243
    Tele Danmark A/S                                5,937               242

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
    Vestas Wind Systems AS                    $     2,879     $         156
*   ISS A/S                                         1,352                92
*   Carlsberg A/S A Shares                          1,545                85
    William Demant A/S                              1,800                83
    Danisco A/S                                     1,623                67
*   Group 4 Falck A/S                                 500                67
    NKT Holding A/S                                   148                34
*   Novozymes A/S                                   1,624                32
*   Carlsberg A/S B Shares                            460                27
*   East Asiatic Co. A/S                            1,000                22
    FLS Industries A/S B Shares                       899                13
*   NavisionDamgaard A/S                              400                 7
    SAS Danmark A/S                                   545                 6
*   I-data International AS                           100                 6
*   Topdanmark A/S                                    200                 4
    Bang & Olufsen Holding A/S
      B Shares                                         96                 3
                                                              -------------
                                                              $       2,166
                                                              -------------
FINLAND (2.8%)
    Nokia Oyj                                     126,109             5,624
    Sonera Oyj                                     21,023               381
    UPM-Kymmene Oyj                                 6,670               229
    Sampo Leonia Insurance A Shares                 1,660                90
    Orion-Yhtyma Oyj                                2,550                57
    Tieto Corp. B Shares                            1,700                48
    Kemira Oyj                                      7,040                36
    Hartwall Oyj Abp                                1,640                32
    Pohjola Group Insurance                           690                30
    Kone Corp. Oyj B Shares                           420                29
    Kesko Oyj                                       2,760                28
    Metso Oyj                                       2,040                23
    Outokumpu Oyj A Shares                          2,200                17
*   Stonesoft Oyj                                   1,000                14
    Instrumentarium Corp.                             550                11
    Wartsila Oyj A Shares                             600                11
    Amer Group Ltd.                                   370                10
    Rautaruuki Oyj                                  2,870                10
    Pohjola Group Insurance Corp.                     200                 9
    Fortum Oyj                                      2,000                 8
    Orion-Yhtyma Oyj                                  300                 7
    Uponor Oyj                                        340                 6
    Raisio Group PLC                                3,000                 6
    Metra Oyj B Shares                                270                 5
    Stockmann AB Oyj B Shares                         370                 4
    Finnlines Oyj                                     190                 3
    Stockmann AB Oyj A Shares                         280                 3
                                                              -------------
                                                              $       6,731
                                                              -------------

FRANCE (11.6%)
    Total Fina Elf                                 19,837             2,950
    France Telecom SA                              27,420             2,367
    Alcatel A                                      32,570             1,850
    Aventis SA                                     20,918             1,836
    L'Oreal SA                                     18,042             1,547
    AXA                                            10,589             1,531
*   Vivendi Universal SA                           22,210             1,462
    Sanofi-Synthelabo SA                           19,508             1,300
    Carrefour SA                                   18,523             1,163
    BNP Paribas                                    11,955             1,049
    STMicroelectronics NV                          23,799             1,039
    Suez Lyonnaise des Eaux                         5,221              953
    LVMH Louis Vuitton
      Moet Hennessy                                12,971               859
    Societe Generale Class A                       11,208               697
    Pinault-Printemps-Redoute SA                    3,130               673
    Groupe Danone                                   3,942               594
    Cap Gemini SA                                   3,292               531
    Vivendi Universal SA ADR                        6,640               434
    Bouygues SA                                     9,386               425
    L'Air Liquide SA (Registered)                   2,608               389
    Cie. de St. Gobain SA                           2,279               358
    Schneider Electric SA                           4,202               307
    PSA Peugeot Citroen SA                          1,257               286
    Lafarge SA                                      2,991               251
    Lagardere SCA                                   4,173               242
    Etablissements Economiques du
      Casino Guichard-Perrachon SA                  2,362               238
    Thales Ex Thomson CSF                           4,880               234
    Dassault Systemes SA                            3,419               234
    Accor SA                                        4,585               194
    Sodexho Alliance SA                               866               160
    Compagnie Generale des
      Etablissements Michelin SA
        B Shares                                    4,116               149
    Gecina                                          1,373               131
    Publicis Groupe SA                              3,497               118
    Vinci                                           1,902               117
    Sagem SA                                          862               115
    Usinor Sacilor SA                               8,388               111
    Valeo SA                                        2,400               107
    Pechiney SA A Shares                            2,183               100
    Pernod Ricard SA                                1,324                91
    Coflexip SA                                       710                90
    Societe BIC SA                                  2,177                86
    Cie. Francaise d'Etudes et de
      Construction SA                                 572                83
    Imerys                                            697                79
    Essilor International SA                          215                70
    Simco SA                                          931                64
    Union du Credit-Bail
      Immobilier (Bearer)                             344                55
    Eridania Beghin-Say SA                            595                52
*   Alcatel Optronics                                 800                35
   Sidel SA                                           751                34
    Club Mediterranee SA                              346                30
    Zodiac SA                                         100                28

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
    Etablissements Economiques du
      Casino Guichard-Perrachon
        SA Pfd.                               $       274     $          18
    Groupe SEB SA                                     186                10
                                                              -------------
                                                              $      27,926
                                                              -------------

GERMANY (8.8%)
    Allianz AG                                      6,587             2,465
    Deutsche Telekom AG                            81,042             2,442
    Siemens AG                                     15,906             2,079
    Muenchener Rueckversicherungs-
      Gesellschaft AG (Registered)                  4,777             1,709
    Deutsche Bank AG                               16,465             1,384
    E.On AG                                        20,037             1,219
    DaimlerChrysler AG (Registered)                25,835             1,085
    Bayer AG                                       18,770               985
    BASF AG                                        16,456               744
    Bayerische Hypo-und
      Vereinsbank AG                               11,113               629
*   RWE AG                                         13,863               622
    Dresdner Bank AG                               14,092               615
    SAP AG                                          5,072               590
    SAP AG Pfd.                                    3,475                489
    Volkswagen AG                                   8,761               458
    Metro AG                                       7,500                351
    Schering AG                                     5,667               322
    Deutsche Lufthansa AG New                      11,021               284
    Beiersdorf AG                                   2,397               249
    Fresenius Medical Care AG                       2,800               229
    ThyssenKrupp AG                                14,662               227
    Preussag AG                                     5,811               210
    Merck KGaA                                      4,137               183
    Linde AG                                        3,200               155
*   EPCOS AG                                        1,700               148
*   ProSieben Sat.1 Media AG                        4,700               139
*   Qiagen NV                                       3,650               133
    Adidas-Salomon AG                               1,650               102
    Karstadt Quelle AG                              3,131                97
    WCM Beteiligungs-und
      Grundbesitz AG                                6,250                94
    Gehe AG                                         2,302                88
    Continental AG                                  5,455                87
    Heidelberger Zement AG                          1,829                83
    Volkswagen AG Pfd.                              2,674                82
    Man AG                                          3,139                80
*   Metro AG Ord Interim                            1,474                66
*   D. Logistics AG                                 1,200                53
*   RWE AG Pfd.                                     1,238                40
    Hugo Boss AG Pfd.                                 150                40
    Hochtief AG                                     1,500                29
    Buderus AG                                      1,223                26
    Douglas Holding AG                                654                24
*   SGL Carbon AG                                     416                22
*   EM.TV & Merchandising AG                        2,900                16

    Kamps AG                                        1,200                13
    Man AG Pfd.                                       610                12
    Dyckerhoff AG Pfd.                                648                12
    Fag Kugelfischer Georg Schaefer AG                506                 3
    Bilfinger & Berger Bau AG                         220                 3
                                                              -------------
                                                              $      21,217
                                                              -------------
HONG KONG (2.1%)
    Hutchison Whampoa Ltd.                        115,000             1,434
    Hang Seng Bank Ltd.                            51,300               691
    Sun Hung Kai Properties Ltd.                   65,000               648
    Swire Pacific Ltd. A Shares                    41,500               299
    CLP Holdings Ltd.                              57,500               287
    Hong Kong & China Gas Co., Ltd.               158,600               233
    Henderson Land Development
      Co. Ltd.                                     40,000               204
    Wharf Holdings Ltd.                            76,000               185
    Giordano International                        392,000               181
    Cathay Pacific Airways Ltd.                    81,000               150
    Johnson Electric Holdings Ltd.                 94,000               145
    Bank of East Asia Ltd.                         49,000               127
    Li & Fung Ltd.                                 64,000               117
    Television Broadcasts Ltd.                     17,000                89
    New World Development Co., Ltd.                72,000                87
    Shangri-La Asia Ltd.                           48,078                52
    Hysan Development Co., Ltd.                    33,000                47
    Sino Land Co.                                  84,000                44
    Hang Lung Development Co., Ltd.                41,000                37
    South China Morning Post Ltd.                  24,000                18
    Esprit Holdings Ltd.                           16,000                14
    ASM Pacific Technology Ltd.                     8,000                11
*   QPL International Holdings Ltd.                11,000                 6
    Varitronix International Ltd.                   7,000                 6
*   Oriental Press Group Ltd.                      36,000                 5
    Hong Kong and Shanghai
      Hotels Ltd.                                   8,000                 4
    Hopewell Holdings Ltd.                          8,000                 3
                                                              -------------
                                                              $       5,124
                                                              -------------
IRELAND (0.6%)
*   Elan Corp. PLC                                  7,000               340
    Allied Irish Banks PLC                         24,220               281
    CRH PLC                                        10,788               201
    Eircom PLC                                     62,100               157
    Irish Life & Permanent PLC                     11,160               138
*   Ryanair Holdings PLC                            8,240                89
*   Iona Technologies PLC                           1,000                72
    Kerry Group PLC A Shares                        3,709                48
    Jefferson Smurfit Group PLC                    19,710                39
    Independent News & Media PLC                   13,211                36
    Greencore Group PLC                             6,617                17
    DCC PLC                                           780                 8
    Waterford Wedgewood PLC                         5,700                 7
    Jurys Hotel Group PLC                             690                 6
                                                              -------------
                                                              $       1,439
                                                              -------------

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
ITALY (4.8%)
    Telecom Italia Mobile SpA                 $   223,334     $       1,782
    Ente Nazionale Idrocarburi SpA                205,389             1,311
    Assicurazioni Generali SpA                     32,876             1,306
    Telecom Italia SpA                             96,247             1,064
    Enel SpA                                      189,867               738
    Unicredito Italiano SPA                       129,000               675
    Banco Intesa SpA                              131,181               631
    San Paolo-IMI SpA                              36,850               596
    Mediaset SpA                                   32,300               385
    Riunione Adriatica di Sicurta SpA              20,220               315
    Bipop-Carire SPA                               40,800               266
    Pirelli SPA                                    62,090               221
    Autostrade-Concessioni e
      Costruzioni Autostrade SpA                   30,400               201
    Fiat SpA                                        7,590               187
    Mediobanca Banca Di
      Credito Finanziaria                          15,750               179
    Banca di Roma SpA                             154,600               168
    Telecom Italia SpA Risp.                       24,500               147
    Snia SpA                                       64,948               140
    Benetton Group SpA                             58,500               122
    Gruppo Editoriale L'Espresso SpA               12,000               104
    Mondadori (Arnoldo) Editore SpA                10,600                99
    Bulgari SpA                                     6,500                80
    Parmalat Finanziaria SpA                       48,700                79
    Italgas SpA                                     7,500                75
    Autogrill SpA                                   6,100                75
*   Tiscali SpA                                     4,100                69
    Banca Intesa SpA
      Non-Convertible Risp.                        21,600                62
*   Alitalia SpA                                   29,800                54
    La Rinascente SpA                               8,410                50
    Banco Popolare di Milano SpA                    9,700                48
    Fiat SpA Pfd.                                   2,750                46
    Fiat SpA Risp.                                  2,670                39
    Italcementi SpA                                 3,744                31
    Societa Assicuratrice
      Industriale SpA                               1,525                30
    Societa Assicuratrice
      Industriale Risp. SpA                         2,475                22
    Italcementi Risp. SpA                           5,200                21
    Impregilo SpA                                  35,000                19
    Pirelli SPA Risp.                               2,900                 9
    Cementir SpA                                    5,100                 7
    La Rinascente SpA Risp.                         1,500                 6
                                                              -------------
                                                              $      11,459
                                                              -------------
JAPAN (22.6%)
    Toyota Motor Corp.                            100,300             3,206
    Nippon Telegraph and
      Telephone Corp.                                 344             2,479
    Sony Corp.                                     24,400             1,688
    Mizuho Holdings, Inc.                             247             1,531
    Takeda Chemical Industries Ltd.                24,000             1,421
    Matsushita Electric Industrial
      Co., Ltd.                                    56,000             1,339
    The Bank of Tokyo-;
      Mitsubishi Ltd.                             125,000             1,245
    Honda Motor Co., Ltd.                          26,000               970
    Nomura Securities Co., Ltd.                    52,000               936
    Tokyo Electric Power Co.                       35,500               881
    Sumitomo Bank Ltd.                             84,000               863
    Canon, Inc.                                    23,000               806
    NEC Corp.                                      43,000               787
    Hitachi Ltd.                                   88,000               784
    Fujitsu Ltd.                                   52,000               767
    Murata Manufacturing Co., Ltd.                  6,400               751
    Sakura Bank Ltd.                              110,000               665
    East Japan Railway Co.                            106               622
*   Nissan Motor Co., Ltd.                        106,000               611
    Rohm Co., Ltd.                                  3,200               608
    Nintendo Co.                                    3,700               583
    Toshiba Corp.                                  86,000               575
    Kyocera Corp.                                   5,100               557
    Ito-Yokado Co., Ltd.                           11,000               549
    Fuji Photo Film Co., Ltd.                      13,000               544
    Denso Corp.                                    25,000               541
    Tokio Marine & Fire Insurance Co.              44,000               504
    Kao Corp.                                      17,000               494
    Kansai Electric Power Co., Inc.                26,900               457
    Fanuc Co., Ltd.                                 6,500               442
    Yamanouchi Pharmaceuticals
      Co., Ltd.                                    10,000               433
    Shin-Etsu Chemical Co., Ltd.                   11,000               424
    Sanyo Electric Co., Ltd.                       49,000               408
    Japan Tobacco, Inc.                                52               403
    Mitsubishi Heavy Industries Ltd.               92,000               401
    Daiwa Securities Group Inc.                    38,000               397
    Secom Co., Ltd.                                 6,000               391
    Sharp Corp.                                    32,000               386
    Mitsubishi Electric Corp.                      61,000               376
    Mitsubishi Estate Co., Ltd.                    34,000               363
    Central Japan Railway Co.                          57               351
    Sumitomo Electric Industries Ltd.              21,000               345
    Dai-Nippon Printing Co., Ltd.                  22,000               328
    Mitsubishi Corp.                               44,000               324
    Softbank Corp.                                  9,200               320
    Sankyo Co., Ltd.                               13,000               312
    Nippon Steel Corp.                            176,000               291
    SMC Corp.                                       2,200               283
    Asahi Glass Co., Ltd.                          34,000               281
    Eisai Co., Ltd.                                 8,000               280
    Mitsui & Co., Ltd.                             44,000               277
    Acom Co., Ltd.                                  3,700               273
    Asahi Bank Ltd.                                80,000               273
    Tokai Bank Ltd.                                63,000               273
    Tokyo Electron Ltd.                             4,800               264
    Mitsubishi Trust & Banking Corp.               38,000               262

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
    Advantest Corp.                                 2,800               262
    Kirin Brewery Co., Ltd.                        29,000               260
    Asahi Chemical Industry Co., Ltd.              44,000               253
    Takefuji Corp.                                  4,000               252
    Orix Corp.                                      2,500               251
    Ajinomoto Co., Inc.                            19,000               247
    Taisho Pharmaceutical Co.                       9,000               244
    Konami Corporation                              3,200               240
    Yamato Transport Co., Ltd.                     13,000               239
    Promise Co.,Ltd.                                3,300               234
    Mitsui Fudosan Co., Ltd.                       23,000               229
    Sumitomo Corp.                                 31,000               223
    Hoya Corp.                                      3,000               221
    Bridgestone Corp.                              24,000               219
    Daiichi Pharmaceutical Co., Ltd.                7,000               208
    Japan Air Lines Co., Ltd.                      45,000               206
    Shionogi & Co., Ltd.                           10,000               204
    Tokyo Gas Co., Ltd.                            69,000               204
    Nippon Mitsubishi Oil Corp.                    42,000               202
    Sekisui House Ltd.                             22,000               201
    Shizuoka Bank Ltd.                             22,000               200
    Sumitomo Chemical Co.                          40,000               199
    Osaka Gas Co., Ltd.                            63,000               191
    Nippon Express Co., Ltd.                       31,000               187
    Jusco Co., Ltd.                                 8,000               174
    Oriental Land Co.,Ltd.                          2,600               174
*   Itochu Corp.                                   37,000               172
    Kinki Nippon Railway Co.                       40,000               167
    Tohoku Electric Power Co.                      12,500               167
    Toppan Printing Co., Ltd.                      19,000               166
    Tokyu Corp.                                    30,000               162
    Pioneer Corporation                             6,000               160
    Mitsubishi Chemical Corp.                      60,000               158
    OJI Paper Co., Ltd.                            30,000               155
    Nitto Denko Corp.                               5,600               152
    Nippon Paper Industries Co.                    25,000               149
    Omron Corp.                                     7,000               146
    Bank of Yokohama Ltd.                          32,000               145
    Asahi Breweries Ltd.                           14,000               143
    Olympus Optical Co., Ltd.                       8,000               138
    Marui Co., Ltd.                                 9,000               136
    Toray Industries, Inc.                         36,000               136
    Daikin Industries Ltd.                          7,000               135
    Nippon Sheet Glass Co., Ltd.                   11,000               134
    Teijin Ltd.                                    26,000               134
    Kubota Corp.                                   43,000               131
    Terumo Corp.                                    6,000               131
    Sumitomo Marine & Fire
      Insurance Co.                                20,000               129
    Nikon Corp.                                    12,000               128
    Komatsu Ltd.                                   28,000               124
    Shiseido Co., Ltd.                             11,000               123
    Uni-Charm Corp.                                 2,400               122
    Nippon Yusen Kabushiki
      Kaisha Co.                                   29,000               120
    NGK Spark Plug Co.                              8,000               117
    Chugai Pharmaceutical Co., Ltd.                 7,000               116
*   Marubeni Corp.                                 48,000               113
    Kuraray Co., Ltd.                              12,000               112
    Skylark Co., Ltd.                               4,000               112
    Mitsui Marine & Fire Insurance Co.             19,000               109
    Mitsui Mining & Smelting Co., Ltd.             14,000               108
    NGK Insulators Ltd.                             8,000               106
    Fujikura Ltd.                                  14,000               105
    Nissin Food Products Co., Ltd.                  4,300               105
    Sumitomo Metal Mining Co.                      20,000               105
    Takara Shuzo Co.                                6,000               105
    Taiyo Yuden Co., Ltd.                           3,000               100
    Kawasaki Steel Corp.                           96,000                99
    Mitsubishi Materials Corp.                     41,000                98
    Shimano, Inc.                                   5,000                98
    Toyo Seikan Kaisha Ltd.                         6,000                98
    Benesse Corp.                                   2,600                97
    Toho Co., Ltd.                                    700                97
    Hirose Electric Co., Ltd.                       1,000                96
    Daito Trust Construction Co., Ltd.              5,300                95
    Nidec Corp.                                     2,000                95
    Credit Saison                                   4,400                94
    Minebea Co., Ltd.                              10,000                93
    Toto Ltd.                                      13,000                93
    NSK Ltd.                                       15,000                92
    Daiwa Bank, Ltd.                               55,000                90
   Joyo Bank Ltd.                                  28,000                89
    Citizen Watch Co., Ltd.                        12,000                88
    Ebara Corp.                                     8,000                87
    Tostem Corp.                                    7,000                87
    Shimizu Corp.                                  29,000                86
*   Ishikawajima-Harima Heavy
      Industries Co.                               40,000                85
    Kaneka Corp.                                    9,000                85
    Amada Co., Ltd.                                11,000                82
    Yakult Honsha Co., Ltd.                         7,000                82
    Fuji Television Network, Inc.                      11                77
    Keihin Electric Express Railway
      Co., Ltd.                                    19,000                76
    Tobu Railway Co., Ltd.                         26,000                76
    Kokuyo Co., Ltd.                                5,000                74
    Konica Corp.                                    9,000                74
    Tosoh Corp.                                    27,000                74
    Gunma Bank Ltd.                                15,000                73
    Taisei Corp.                                   36,000                72
    Katokichi Co., Ltd.                             2,700                71
    Taiheiyo Cement Corp                           41,000                70
    Denki Kagaku Kogyo K.K.                        20,000                69
    Kyowa Hakko Kogyo Co.                          10,000                69
*   Mitsukoshi Ltd.                                17,000                69
    Ohbayashi Corp.                                16,000                69

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
    Daiwa House Industry Co., Ltd.            $    11,000     $          68
    Nippon Meat Packers, Inc.                       5,000                68
    Sumitomo Osaka Cement Co., Ltd.                20,000                67
    Fuji Soft ABC Inc.                              1,000                65
    Koyo Seiko Co., Ltd.                            9,000                64
    Alps Electric Co., Ltd.                         4,000                61
    Mitsubishi Rayon Co., Ltd.                     20,000                60
    Casio Computer Co.                              7,000                59
    Tokyo Broadcasting System, Inc.                 2,000                59
    Dai-Nippon Ink & Chemicals, Inc.               19,000                57
    Bank of Fukuoka, Ltd.                          13,000                56
    The Chuo Mitsui Trust and
      Banking Co., Ltd.                            18,100                56
    Kajima Corp.                                   20,000                56
    Nippon Comsys Corp.                             3,000                54
    Isetan Co.                                      5,000                53
    Nisshin Flour Milling Co., Ltd.                 6,000                51
    77 Bank Ltd.                                    9,000                51
    Yokogawa Electric Corp.                         6,000                51
    Toyo Information Systems Co., Ltd.              1,000                50
    JGC Corp.                                      7,000                 48
    Meiji Seika Kaisha Ltd.                         8,000                46
    Teikoku Oil Co., Ltd.                          11,000                46
*   Sumitomo Metal Industries Ltd.                 76,000                43
    Trans Cosmos, Inc.                              1,000                43
    Uny Co., Ltd.                                   4,000                43
    Takashimaya Co.                                 6,000                41
    Ube Industries Ltd.                            18,000                41
    House Foods Industry Corp.                      3,000                39
    Kurita Water Industries Ltd.                    3,000                39
    Yamaha Corp.                                    4,000                39
*   Kawasaki Heavy Industries Ltd.                 36,000                38
    Nichirei Corp.                                  9,000                38
    Noritake Co., Ltd.                              7,000                38
    Shimamura Co., Ltd.                               700                38
    Showa Shell Sekiyu K.K.                         9,000                38
    World Co., Ltd.                                 1,000                38
*   Japan Energy Corp.                             24,000                37
    Toda Corp.                                      8,000                37
    Toyobo Ltd.                                    18,000                36
    Gunze Ltd.                                     10,000                35
    Sanrio Co., Ltd.                                2,000                35
*   Sega Corporation                                3,600                35
    Yamazaki Baking Co., Ltd.                       5,000                35
    Kinden Corp.                                    6,000                34
    Sekisui Chemical Co.                           12,000                34
    Onward Kashiyama Co., Ltd.                      4,000                33
    Mitsubishi Gas Chemical Co.                    11,000                33
    Meitec Corp.                                    1,000                32
    Amano Corp.                                     4,000                30
    Kikkoman Corp.                                  4,000                30
*   Tokyo Dome Corp.                                8,000                29
    Seino Transportation Co., Ltd.                  7,000                29
    NTN Corp.                                       9,000                28
    Fuji Machine Manufacturing
      Co., Ltd.                                     1,000                27
    Kamigumi Co., Ltd.                              6,000                27
*   Kanebo Ltd.                                    11,000                27
    Nisshinbo Industries, Inc.                      6,000                27
    Mitsubishi Logistics Corp.                      3,000                26
    INAX Corp.                                      5,000                25
    Wacoal Corp.                                    3,000                25
    Asatsu-DK Inc.                                  1,000                24
*   Mitsui Engineering & Shipbuilding
      Co., Ltd.                                    26,000                24
    Okumura Corp.                                   7,000                24
    Cosmo Oil Co., Ltd.                            13,000                23
*   Hokuriku Bank Ltd.                             11,000                23
*   Showa Denko K.K.                               17,000                23
*   Daiei, Inc.                                    14,000                22
    Meiji Milk Products Co., Ltd.                   5,000                22
    Mori Seiki Co.                                  2,000                22
    Autobacs Seven Co., Ltd.                        1,000                21
    Kadokawa Shoten Publishing
      Co., Ltd.                                       800                21
    Kawasaki Kisen Kaisha Ltd.                     14,000                21
    Kyowa Exeo Corp.                                2,000                21
    Makita Corp.                                    3,000                21
*   Seiyu Ltd.                                      8,000                21
    Sumitomo Forestry Co.                           3,000                21
    CSK Corp.                                       1,400                20
*   Hitachi Zosen Corp.                            26,000                20
*   Dai-Nippon Screen
      Manufacturing Co., Ltd.                       4,000                19
    Nippon Shokubai K.K.                            5,000                19
    Daifuku Co., Ltd.                               3,000                18
    Daicel Chemical Industries Ltd.                 6,000                18
    Hankyu Department Stores, Inc.                  4,000                18
    Namco Ltd.                                      1,000                18
    Sapparo Breweries Ltd.                          6,000                18
*   Ashikaga Bank Ltd.                             10,000                17
    Komori Corp.                                    1,000                17
    Snow Brand Milk Products Co.                    5,000                17
    Nishimatsu Construction Co.                     4,000                14
    Sho-Bond Corp.                                  1,000                14
    Sumitomo Heavy Industries Ltd.                  9,000                14
    Shimachu Co.                                    1,000                12
    Tsubakimoto Chain Co.                           4,000                12
    Mycal Corp.                                     5,000                11
    Oyo Corp.                                       1,000                11
    Nippon Shinpan Co.                              8,000                10
    Sanden Corp.                                    2,000                 9
    Tokyo Style Co.                                 1,000                 9
    Aoyama Trading Co., Ltd.                        1,000                 7
*   Haseko Corp.                                   23,000                 7
    Takuma Co., Ltd.                                1,000                 7
    Toei Co.                                        2,000                 7
    Daimaru, Inc.                                   2,000                 6

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
    Kaken Pharmaceutical Co.                  $     1,000     $           6
    Mitsubishi Paper Mills Ltd.                     3,000                 6
    Nichiei Co., Ltd.                               1,100                 6
*   Orient Corp.                                    5,000                 6
    Daiwa Kosho Lease Co., Ltd.                     2,000                 5
*   Ishihara Sangyo Kaisha Ltd.                     3,000                 5
    Kureha Chemical Industry Co.                    2,000                 5
    Makino Milling Machine Co.                      1,000                 5
    Nippon Suisan Kaisha Ltd.                       3,000                 5
*   Japan Steel Works Ltd.                          5,000                 4
    Maeda Road Construction Co., Ltd.               1,000                 4
    NOF Corp.                                       2,000                 4
*   Daikyo, Inc.                                    2,000                 3
    Nippon Light Metal Co.                          4,000                 3
    Okuma Corp.                                     1,000                 3
    Penta-Ocean Construction Co.                    3,000                 3
    Sanwa Shutter Corp.                             1,000                 2
                                                              -------------
                                                              $      54,390
                                                              -------------

NETHERLANDS (5.7%)
    Royal Dutch Petroleum Co.                      57,173             3,503
    ING Groep NV                                   26,244             2,096
    Aegon NV                                       36,150             1,495
    Koninklijke (Royal) Philips
      Electronics NV                               34,486             1,263
    Unilever NV                                    15,198               962
    ABN-AMRO Holding NV                            40,071               911
    Koninklijke Ahold NV                           20,745               669
    Heineken NV                                     8,809               533
    Akzo Nobel NV                                   8,298               446
    Koninklijke KPN NV                             33,479               385
    Elsevier NV                                    20,189               297
    TNT Post Group NV                              12,094               292
*   ASM Lithography Holdings NV                    11,330               257
    Wolters Kluwer NV                               7,055               192
    Buhrmann NV                                     3,440                92
    Royal Vendex KBB NV                             4,300                56
    Getronics NV                                    9,601                56
    Hagemeyer NV                                    1,898                42
    Vedior NV                                       2,240                27
    Oce NV                                          1,690                27
*   KLM Royal Dutch Airlines NV                     1,000                23
    IHC Caland NV                                     460                22
    Koninklijke Vopak NV                              901                19
                                                              -------------
                                                              $      13,665
                                                              -------------

NEW ZEALAND (0.1%)
    Telecom Corp. of
      New Zealand Ltd.                             72,949               155
    Fletcher Challenge Ltd. Building               44,220                38
    Carter Holt Harvey Ltd.                        40,830                30
    The Warehouse Group Ltd.                       8,585                 23
    Auckland International Airport Ltd.            13,991                19
    Contact Energy Ltd.                            13,831                16
    Fletcher Challenge Ltd. Energy                  2,060                 8
*   Fletcher Challenge Forests                     50,000                 7
    Fisher & Paykel Industries Ltd.                 1,890                 7
    Brierley Investments Ltd.                      27,700                 3
*   Fletcher Challenge Ltd. Forest                 12,410                 2
                                                              -------------
                                                              $         308
                                                              -------------

NORWAY (0.5%)
    Norsk Hydro ASA                                 6,520               276
    DNB Holding ASA                                24,760               133
    Orkla ASA                                       5,370               106
    Tomra Systems ASA                               5,100                99
    Storebrand ASA                                 11,000                78
*   Telenor A/S                                    13,930                61
    Norske Skogindustrier ASA
      A Shares                                      1,200                50
    Smedvig ASA B Shares                            4,898                39
*   Frontline Ltd.                                  2,300                31
    Bergesen D.Y. ASA B Shares                      1,920                28
*   Opticom ASA                                       400                25
    Bergesen D.Y. ASA A Shares                      1,540                24
*   Petro Geo-Services ASA                          1,700                22
    Schibsted ASA                                   1,030                13
    Norske Skogindustrier ASA
      B Shares                                        300                10
*   Merkantildata ASA                               2,640                10
    Smedvig ASA A Shares                              920                 9
    Hafslund ASA A Shares                           1,900                 9
    Hafslund ASA B Shares                           2,800                 8
*   Kvaerner ASA                                    1,030                 7
    SAS Norge ASA B Shares                            630                 7
    Elkem ASA                                         360                 6
*   Tandberg ASA                                      500                 5
    Nera ASA                                        1,000                 4
                                                              -------------
                                                              $       1,060
                                                              -------------

PORTUGAL (0.5%)
    Banco Comercial Portugues SA                   57,024               302
    Portugal Telecom SGPS SA                       32,969               301
    Electricidade De Portugal SA                   86,103               285
    Cimpor-Cimento de Portugal SA                   4,301               107
    Banco Espirito Santo SA                         5,109                86
    Brisa-Auto Estradas de
      Portugal SA                                   5,731                51
    BPI-SGPS SA                                    13,100                41
    Sonae SGPS SA                                  31,331                35
*   Sonae SGPS SA New Shares                       22,875                25
    Jeronimo Martins & Filho,
      SGPS, SA                                      2,248                23
    Portucel Industrial-Empresa
      Productora de Cellulosa SA                      850                 6
*   Impresa-Sociedade Gestora de
      Participacoes SA                              1,000                 6
                                                              -------------
                                                              $       1,268
                                                              -------------

SINGAPORE (1.0%)
    DBS Group Holdings Ltd.                        35,978               407
    Singapore Airlines Ltd.                        32,000               317

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
    Singapore Telecommunications
      Ltd.                                    $   160,900     $         250
    Oversea-Chinese Banking
      Corp., Ltd.                                  30,650               228
    United Overseas Bank Ltd.                      29,504               221
    Singapore Technologies
      Engineering Ltd.                             90,000               145
    Singapore Press Holdings Ltd.                   8,000               118
*   Capitaland Ltd.                                59,000               102
    City Developments Ltd.                         20,000                93
    Natsteel Electronics Ltd.                      17,000                77
*  Chartered Semiconductor
      Manufacturing Ltd.                           25,000                68
    Keppel Corp., Ltd.                             25,000                49
    Venture Manufacturing
      (Singapore) Ltd.                              5,000                33
    First Capital Corp., Ltd.                      37,000                30
    Fraser & Neave Ltd.                             6,000                23
    Sembcorp Industries Ltd.                       21,000                21
    Cycle & Carriage Ltd.                          11,000                21
    United Industrial Corp., Ltd.                  43,000                21
    Hotel Properties Ltd.                          24,000                20
    Creative Technology Ltd.                        1,650                19
    Omni Industries Ltd.                           12,000                18
    Parkway Holdings Ltd.                          10,000                18
    Wing Tai Holdings Ltd.                         25,000                18
    Haw Par Brothers
     International Ltd.                             6,000                13
*   Neptune Orient Lines Ltd.                      14,000                11
    Comfort Group Ltd.                             31,500                10
    Straits Trading Co., Ltd.                      10,000                10
    United Overseas Land Ltd.                      10,000                 9
    Overseas Union Enterprise Ltd.                  2,000                 8
    Singapore Computer Systems Ltd.                 6,000                 8
                                                              -------------
                                                              $       2,386
                                                              -------------

SPAIN (2.9%)
*   Telefonica SA                                  99,073             1,637
    Banco Santander Central
      Hispano SA                                  119,301             1,277
    Banco Bilbao Vizcaya
      Argentaria SA                                84,080             1,251
    Repsol-YPF SA                                  33,104               529
    Endesa SA                                      28,694               489
    Iberdrola SA                                   22,837               286
*   Telefonica SA                                   5,500               275
    Gas Natural SDG SA                             13,205               241
    Union Electrica Fenosa SA                       7,560               139
    Altadis SA                                      7,706               119
*   Zeltia SA                                       7,500                88
    Autopista Concesionaria
      Espanola SA                                   9,108                80
    Acerinox SA                                     2,572                78
    Sociedad General de Aguas
      de Barcelona SA                               5,772                70
    Grupo Dragados SA                               6,411                70
    Zardoya Otis SA                                 6,478                57
    Fomento de Construc y Contra SA                 2,417                46
    Sol Melia SA                                    4,022                42
    ACS, Actividades de Construccion
      y Servicios, SA                               1,100                26
    Corporacion Mapfre SA                           1,100                21
    Metrovacesa SA                                  1,329                19
    Vallehermoso SA                                 3,086                19
    Azucarera Ebro Agricolas SA                     1,400                16
    Fabrica Espanola de Productos
      Quimicos y Farmaceuticos, SA                  1,210                15
    Portland Valderrivas SA                           600                11
    Zeltia SA Bonus Rights
      Exp. 1/2/2001                                 3,300                10
*   Puleva SA                                       7,000                10
    Uralita SA                                      1,600                 9
    Grupo Empresarial Ence SA                         500                 8
*   TelePizza, SA                                   3,516                 8
    Viscofan Industria Navarra de
      Envolturas Celulosicas SA                     1,896                 8
    Prosegur Cia de Seguridad SA
      (Registered)                                    600                 7
    Cortefiel, SA                                     300                 5
    Immobiliaria Urbis SA                             900                 4
    Asturiana de Zinc, SA                             400                 3
                                                              -------------
                                                              $       6,973
                                                              -------------

SWEDEN (2.7%)
    Telefonaktiebolaget LM Ericsson
      AB Class B                              $   210,674     $       2,400
    Nordic Baltic Holding (NBH) AB                 79,165               600
    Skandia Forsakrings AB                         27,379               445
    Hennes & Mauritz AB B Shares                   22,917               355
    Svenska Handelsbanken
      A Shares                                     16,570               284
    Skandinaviska Eeskilda Banken
      AB A Shares                                  20,809               229
*   Telia AB                                       38,900               200
*   Sandvik AB                                      7,983               192
    Securitas AB B Shares                           9,590               178
    Assa Abloy AB                                   8,600               168
*   NetCom AB B Shares                             3,340                139
    Volvo AB B Shares                               8,070               134
    Skanska AB B Shares                             3,090               128
    Electrolux AB Series B                          9,875               128
    Svenska Cellulosa AB B Shares                   5,927               126
    Atlas Copco AB A Shares                         4,600               101
    Volvo AB A Shares                               5,250                86
    Assidoman AB                                    4,000                81
    OM Gruppen AB                                   2,960                73
    WM-Data AB Class B                             14,000                67
    SKF AB B Shares                                 4,070                61
    Gambro AB                                       5,400                39
*   Modern Times Group MTG AB                       1,400                37

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                   SHARES             (000)
---------------------------------------------------------------------------
    Atlas Copco AB B Shares                   $     1,730     $          36
    Drott AB B Shares                               2,370                33
    Swedish Match AB                                8,006                31
    Svenska Handelsbanken AB
      B Shares                                      1,590                27
    SKF AB A Shares                                 1,060                15
    Svenskt Stal AB A Shares                        1,530                15
    Svenskt Stal AB                                 1,180                11
    Trelleborg AB B Shares                            620                 4
    SAPA AB                                           290                 4
    Gambro AB B Shares                                600                 4
                                                              -------------
                                                              $       6,431
                                                              -------------

SWITZERLAND (7.1%)
    Novartis AG (Registered)                        1,935             3,421
    Nestle SA (Registered)                          1,064             2,482
    UBS AG (Registered)                            11,668             1,904
    Roche Holding AG                                  184             1,875
    Credit Suisse Group AG
      (Registered)                                  8,054             1,531
*   Zurich Financial Services AG                    2,257             1,361
    Schweizerische
      Rueckversicherungs-Gesellschaft                 384               921
    ABB Ltd.                                        7,880               840
    Roche Holding AG (Bearer)                          45               558
    Swisscom AG                                     1,906               496
    Adecco SA (Bearer)                                470               296
*   Kudelski SA                                       150               167
    Holderbank Financiere Glarus
      AG (Bearer)                                     135               162
*   Syngenta AG                                     2,567               138
    The Swatch Group AG (Bearer)                       91               114
    The Swatch Group AG (Registered)                  421               110
    Sulzer AG (Registered)                            147               106
*   Unaxis Holding AG                                 450               101
    Holderbank Financiere Glarus
      AG (Registered)                                 302                99
    Sairgroup                                         523                83
    Lonza AG                                          137                80
    Publigroupe SA                                    110                53
*   Givaudan                                          162                43
    Schindler Holding AG (Ptg. Ctf.)                   23                36
    Charles Voegele Holding AG                        200                30
    Schindler Holding AG (Registered)                  15                24
    SGS Societe Generale de
      Surveillance Holding SA (Bearer)                 16                23
    Georg Fischer AG (Registered)                      79                22
    Kuoni Reisen Holding AG (Registered)               47                20
    SGS Societe Generale de
      Surveillance Holding SA
       (Registered)                                    60                18
    Grands Magasins Jelmoli SA
      (Registered)                                     50                15
    Grands Magasins Jelmoli SA
      (Bearer)                                          6                 9
*   Ascom Holding AG                                  100                 7
    Forbo Holding AG (Registered)                      14                 6
    Valora Holding AG                                  27                 6
                                                              -------------
                                                              $      17,157
                                                              -------------

UNITED KINGDOM (21.2%)
    Vodafone Group PLC                          1,646,463             6,038
*   GlaxoSmithKline PLC                           166,152             4,691
    BP Amoco PLC                                  548,378             4,423
    HSBC Holdings PLC                             247,934             3,648
    AstraZeneca Group PLC                          47,161             2,378
    Royal Bank of Scotland
      Group PLC                                    71,419             1,688
    Lloyds TSB Group PLC                          145,857             1,543
    British Telecommunications PLC                173,366             1,481
    Barclays PLC                                   44,235             1,369
    Diageo PLC                                     89,200               999
    CGNU PLC                                      59,325                959
    Prudential PLC                                 51,908               835
*   British Sky Broadcasting
      Group PLC                                    49,173               823
    Marconi PLC                                    73,239               787
    Tesco PLC                                     180,971               737
    Abbey National PLC                             37,345               680
    Unilever PLC                                   78,784               674
    Reuters Group PLC                             38,233                647
*   Granada Compass PLC                            58,669               638
    Halifax PLC                                    58,738               582
    Rio Tinto PLC                                  28,861               508
    Pearson PLC                                    20,734               492
    BAE Systems PLC                                84,200               480
    BP Amoco PLC ADR                                9,184               440
    British American Tobacco PLC                   57,421               437
    Centrica PLC                                  104,952               406
    BG Group PLC                                   99,621               390
    Legal & General Group PLC                     140,506               387
    National Grid Group PLC                        40,432               367
    Cadbury Schweppes PLC                          53,113               367
    Amvesco PLC                                    17,675               363
    Reed International PLC                         32,866               344
    AWG PLC                                        38,126               327
    Logica PLC                                     11,933               312
    J. Sainsbury PLC                               52,230               310
    Scottish Power PLC                             39,031               308
    Hays PLC                                       48,655               281
    3i Group PLC                                   14,849               275
    BAA PLC                                        29,713               274
    Bass PLC                                       23,912               260
    Kingfisher PLC                                 35,006               260
    WPP Group PLC                                  19,630               256
    CMG PLC                                        16,500               221
*   Lattice Group PLC                              98,136               221
    Great Universal Stores PLC                     27,667               217
    Marks & Spencer PLC                            78,023               217
    New Dixons Group PLC                           64,454               216

---------------------------------------------------------------------------
                                                                     MARKET
TAX-MANAGED                                                          VALUE*
INTERNATIONAL FUND                                 SHARES             (000)
---------------------------------------------------------------------------
    Railtrack Group PLC                       $    15,557     $         215
*   ARM Holdings PLC                               27,514               208
    Boots Co. PLC                                  22,616               206
    Invensys PLC                                   85,832               201
    Rentokil Initial PLC                           56,684               196
    GKN PLC                                        18,414               194
    British Airways PLC                            32,319               189
    Land Securities PLC                            15,015               189
    BOC Group PLC                                  12,045               183
    Smiths Group PLC                               14,930               180
    Imperial Chemical Industries PLC               21,455               177
    EMI Group PLC                                  21,062               173
    Misys PLC                                      17,041               168
    Carlton Communications PLC                     17,793               162
    United Utilities PLC                           15,098               150
    Schroders PLC                                   7,179               142
    Nycomed Amersham PLC                           17,097               142
    Blue Circle Industries PLC                     21,412               141
*   Celltech Group PLC                              7,899               140
    Hanson PLC                                     20,103               138
*   Canary Wharf Finance PLC                       18,916               138
    Hilton Group PLC                               43,519               136
    The Sage Group PLC                             29,653               136
    International Power PLC                        36,091               135
    WPP Group PLC- ADR                              2,004               126
    Smith & Nephew PLC                             25,165               117
    Wolseley PLC                                   17,073               117
    Capita Group PLC                               15,474               116
    Electrocomponents PLC                          11,639               115
    Johnson Matthey PLC                             6,663               105
    Provident Financial PLC                         7,030               104
    Exel PLC                                        7,106               101
    BBA Group PLC                                  17,403                96
    Lasmo PLC                                      30,581                91
    Corus Group PLC                                85,902                90
     British Land Co., PLC                         11,716                83
    The Peninsular & Oriental
      Steam Navigation Co.                         16,005                76
    ScottishPower PLC ADR                           2,320                70
*   P & O Princess Cruises PLC                     16,005                68
    Slough Estates PLC                              9,758                60
    Bunzl PLC                                       9,662                59
    Rank Group PLC                                 22,366                58
*   Chubb PLC                                      22,339                53
    Amec PLC                                       10,338                53
    Sema PLC                                       11,926                53
    Pilkington PLC                                 31,731                53
    The Berkeley Group PLC                          4,539                51
    Hammerson PLC                                   7,099                49
*   BTG PLC                                         2,100                46
    Tate & Lyle PLC                                11,528                43
    RMC Group PLC                                   4,747                42
    De La Rue PLC Group                             6,779                41
    Barratt Developments PLC                        8,630                38
    FKI PLC                                        10,728                35
    Stagecoach Holdings PLC                        35,029                35
    Airtours PLC                                   10,209                31
    Pace Micro Technology PLC                       4,400                30
    Psion PLC                                       6,966                30
    SSL International PLC                           3,812                28
    IMI PLC                                         7,247                26
    Taylor Woodrow PLC                              9,900                26
*   Kidde PLC                                      22,339                24
    Caradon PLC                                     8,080                24
    Rexam PLC                                       6,860                23
    George Wimpey PLC                               8,820                20
    London Bridge Software
      Holdings PLC                                  2,815                14
    Great Portland Estates PLC                      3,000                13
    Balfour Beatty PLC                              3,710                 7
*   Eidos PLC                                       1,550                 5
    Smiths Industries PLC                           4,626                 0
                                                              -------------
                                                              $      51,140
                                                              -------------
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $247,874)                                           $     239,772
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
---------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.9%)
---------------------------------------------------------------------------

REPURCHASE AGREEMENT

Collateralized by U.S. Government
    Obligations in a Pooled Cash Account
    6.14%, 1/2/2001
    (Cost $2,138)                                $ 2,138 2,138
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
    (Cost $250,012)                                    241,910
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- NET
    (-;0.5%)                                            (1,117)
---------------------------------------------------------------------------
NET ASSETS (100%) $240,793
===========================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

---------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
                                                                      (000)
---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------
ASSETS
    Investments in Securities, at Value                       $     241,910
    Receivables for Capital Shares Sold                              23,267
    Other Assets--Note B                                                781
                                                              -------------
      Total Assets                                            $     265,958
                                                              -------------
LIABILITIES
    Payables for Investment Securities Purchased                     24,502
    Other Liabilities                                                   663
                                                              -------------
      Total Liabilities                                       $      25,165
                                                              -------------
---------------------------------------------------------------------------
NET ASSETS (100%)                                             $     240,793
===========================================================================


                                                                     AMOUNT
                                                                      (000)
---------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------
Paid-in Capital                                               $     252,321
Overdistributed Net Investment Income--Note E                          (204)
Accumulated Net Realized Losses--Note E                              (3,227)
Unrealized Appreciation (Depreciation)--Note F
Investment Securities                                                (8,102)
Foreign Currencies                                                        5
---------------------------------------------------------------------------
NET ASSETS $240,793
===========================================================================

Investor Shares--Net Assets

Applicable to 23,742,908 outstanding $.001 par
    value shares of beneficial interest
    (unlimited authorization)                                 $     240,793
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                           $       10.14
===========================================================================

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F870 022001